Filed with the Securities and Exchange Commission on September 9, 2026

Securities Act Registration No. 333-226989

Investment Company Act Registration No. 811-23373

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐

Post-Effective Amendment No. 59	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 61	☒

Exchange Place Advisors Trust

(Exact Name of Registrant as Specified in Charter)

Karen Jacoppo-Wood
c/o Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450, Cincinnati, OH 45246
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies To:

Stacy H. Louizos, Esq.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020
(212) 885-5147

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b);
☒	on September 10, 2026 pursuant to paragraph (b);
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on (date) pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Lone Peak SMID Value ETF

NYSE Arca: (LPSV)

Lone Peak International Value ETF

NYSE Arca: (LPIV)

September 10, 2026

The United States Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of each Fund are listed and traded on the NYSE Arca, Inc. (also “NYSE Arca” or the “Exchange”).

Table of Contents

SUMMARY SECTION – LONE PEAK SMID VALUE ETF	1
SUMMARY SECTION – LONE PEAK INTERNATIONAL VALUE ETF	6
MORE ABOUT THE FUNDS’ INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS	11
MANAGEMENT OF THE FUNDS	23
DISTRIBUTION PLAN	26
DETERMINATION OF NET ASSET VALUE	26
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	28
DIVIDENDS, DISTRIBUTIONS, AND TAXES	29
OTHER INFORMATION	31
FINANCIAL HIGHLIGHTS	32
FINANCIAL STATEMENTS AND REPORTS	33
FUND SERVICE PROVIDERS	34
FOR MORE INFORMATION	Back Cover

This Prospectus sets forth basic information about the Funds that you should know before investing.

It should be read and retained for future reference.

SUMMARY SECTION – LONE PEAK SMID VALUE ETF

Investment Objective

The investment objective of the Lone Peak SMID Value ETF (the “Fund”) is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.70%

(1)	The Fund’s adviser, Lone Peak Global Investors, LLC (the “Adviser”), in return for a “unitary fee”, provides investment advisory services, and is responsible for all of the expenses and liabilities of the Fund, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$72	$224

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is new and therefore does not have a historical portfolio turnover rate.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of U.S. small- and mid-cap value companies. The Fund defines “value” companies as those companies that the Adviser believes are trading at a discount to their “intrinsic value,” (i.e., the Adviser’s estimate of what a company is worth) and that have the potential for capital appreciation with acceptable downside risks. As part of the process for estimating intrinsic value, the Adviser may employ a variety of analysis techniques that it deems appropriate for each individual company. Examples of such techniques include estimating a company’s future financial results such as revenues, earnings, cash flows, or EBITDA and then applying the Adviser’s estimate of a relevant price multiple that it will assign to these values based on the Adviser’s assessment of a “normalized” ratio (a ratio based on the company’s and/or its industry’s historical norms). Examples of these types of ratios are price to sales, price to earnings, price to cash flow, or EV/EBITDA. Other techniques that may be used to estimate intrinsic value include: the Adviser’s estimate of a company’s private market value; a fair value liquidation analysis; discounted cash flow analysis; or dividend discount models. The Adviser defines small-cap companies as stocks with a market capitalization between $100 million to $8.0 billion, and mid-cap companies as stocks with a market capitalization starting at $8.0 billion up to the largest market capitalization in the Russell Midcap Index. As of May 31, 2026, the largest stock on the Russell Midcap Index had a market capitalization of $250 billion.

The Adviser utilizes a disciplined, bottom-up value philosophy focused on company-specific fundamental analysis and purchasing securities at a meaningful discount to intrinsic value, combining competitively advantaged Durable Value businesses with opportunistic Dynamic Value situations. Durable Value businesses are those the Adviser views as high-quality companies, evidenced by high returns on capital that the Adviser believes have competitive advantages. Dynamic Value companies are those that the Adviser identifies through fundamental research as opportunistic investments that simply do not meet all of its criteria for the Durable Value investment classification. These companies are often out of favor with investors and trade at prices the Adviser believes are very attractive. The Adviser’s proprietary Key Thesis Points™ defines the primary drivers of expected value realization for each investment, enabling disciplined monitoring and timely decision-making focused on identifying securities with expectations embedded in a company’s stock price that are too low relative to the Adviser’s estimates of how much the company would normally be expected to earn in the middle of its business cycle, and/or relative to the value of its assets. The weightings of the Durable Value and Dynamic Value sleeves will vary depending on market conditions and the opportunity set available to the Adviser, and according to the Adviser’s judgment. There is no limit to the amount of the Fund’s portfolio that may be invested in either sleeve. Although the Adviser expects, under normal market conditions, the range of the Dynamic Value sleeve to vary between 25% and 60% of the Fund’s portfolio. The Fund will normally hold fewer than fifty (50) securities. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Summary Section	1	Lone Peak SMID Value ETF

The Adviser believes investing in securities trading at a discount may enhance the investment’s potential upside when the Adviser’s investment thesis is proven correct and may lessen the potential loss when the investment thesis is disproven. The Adviser seeks to buy stocks at a discount to intrinsic value, taking advantage of opportunities-usually because of short-term investor orientation, herd influences, and other irrational investor behavior-which are uncovered by its bottom-up research. The Adviser also buys stocks at a discount resulting from the increasing market clout of passive investors and investors who rely on noncompany-specific analysis, such as investors who trade funds and ETFs of entire sectors or industries rather than individual stocks. The Adviser seeks opportunities where it believes the expectations implied in a company’s stock price are too low relative to the company’s long-term earnings power or to its current assets.

The Fund may concentrate its investments in certain sectors, including the financials and industrials sectors.

The Fund may invest in the equity of non-U.S. issuers through investments in American Depositary Receipts (“ADRs”). The Fund may invest up to 10% of the portfolio in international securities, including emerging markets. The Fund considers a country to be an emerging market if it is designated by MSCI Inc. (“MSCI”) as such.

When the Adviser believes that current market, economic, political, or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest, as a temporary, defensive strategy, some or all of its assets in cash or cash equivalents, including but not limited to money market funds. To the extent the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

Principal Risks of Investing

Risk is inherent in all investing, including an investment in the Fund. An investment in the Fund involves risk, including, the following principal risks, among others: American Depositary Receipts Risk, Authorized Participant Concentration Risk, Cash Transactions Risk, Cybersecurity Risk, Emerging Markets Risk, Equity Risk, ETF Structure Risk, Focused Investment Risk, Foreign Investments Risk, Inflation and Deflation Risk, Large Shareholder Risk, Liquidity Risk, Management and Strategy Risk, Market Risk, Money Market Instrument Risk, New Fund Risk, Non-Diversification Risk, Sector Focus Risk, Small- and Mid-Cap Company Risk, Valuation Risk, and Value-Oriented Investment Strategy Risk. Summary descriptions of these and other principal risks of investing in the Fund are set forth below. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors. Before you decide whether to invest in the Fund, carefully consider these risks associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive), value stocks generally may be out of favor in the markets.

Small- and Mid-Cap Company Risk. The securities of small capitalization and mid capitalization companies may involve greater risk than investments in larger, more established companies. As compared to larger companies, small- and mid-cap sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, securities of small- and mid-cap sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of large companies, especially over the short term. Such companies typically are more likely to be adversely affected than larger capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions. These companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as domestic and foreign (non-U.S.) economic growth and real or perceived adverse economic or political conditions throughout the world, including war, social unrest, natural disasters, public health crises (including the occurrence of a contagious disease or illness, such as COVID-19), changes in the general outlook for corporate earnings, inflation, tariffs, supply chain disruptions, sanctions, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. These events may lead to economic uncertainty, decreased economic activity, and increased market volatility. Given the interconnectedness of markets around the world, even if these events or conditions affect only a single or small number of issuers or countries, they may have disruptive effects across global economies and markets. The change in the presidential administration in 2025 has resulted in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally.

Summary Section	2	Lone Peak SMID Value ETF

Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

New Fund Risk. The Fund is recently formed. Investors bear the risk that the Fund may not grow to or maintain economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

American Depositary Receipts Risk. Investing in American Depositary Receipts (“ADRs”) may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR. Certain of these ADRs may be investments in the securities of foreign companies that are in emerging markets, which may carry more risk than investing in companies in developed foreign markets.

Authorized Participant Concentration Risk. To the extent that authorized participants (“APs”) are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (“NAV”) and may face delisting from the Fund’s listing exchange.

Cash Transactions Risk. The Fund expects to affect all or a portion of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

ETF Structure Risk. The Fund is an actively-managed ETF and as a result is subject to special risks. Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. As an ETF, the Fund’s shares are not individually redeemable and can only be redeemed in large blocks known as “Creation Units”. Also, trading in the Fund’s shares is subject to the Exchange rules, which may result in such trading being halted or postponed from time to time as a result of those rules. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for the shares. Additionally, the market price of the Fund’s shares will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the shares of the Fund. Accordingly, there may be times when the market price and the NAV vary significantly and the Fund’s shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. Generally, these ETF risks may be more pronounced in times of market stress.

Summary Section	3	Lone Peak SMID Value ETF

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”). Unsponsored ADRs and Global Depositary Receipts (“GDRs”) are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Management and Strategy Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result. The value of your investment depends on the judgment of the Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting Fund investments may not result in an increase in the value of your investment or in overall performance equal to other investments.

Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. These and other valuation risks could result in you paying more than the market value when buying Fund shares or receiving less than the market value when selling Fund shares.

Sector Focus Risk. The Fund may from time to time invest a larger portion of its assets in one or more asset classes, market segments or sectors of the economy than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

●	Financials Sector Risk. The performance of companies in the financials sector, as traditionally defined, may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted. The impact of more stringent capital requirements, recent or future regulation on any individual financial company or recent or future regulation on the financials sector could have an adverse impact on the Fund. Due to increased inter-sector consolidation, banks, insurance companies, and financial services companies may be subject to severe competition.

●	Industrials Sector Risk. The value of companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and the introduction of new products.

Focused Investment Risk. The Fund employs a high conviction, focused strategy and intends to hold a limited number of securities. These types of funds may invest a larger portion of their assets in the securities of a single issuer compared to other funds. Focusing investments in a small number of companies may subject the Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return. Economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio held more positions, and events affecting a small number of companies may have a significant and potentially adverse impact on the performance of the Fund. In addition, investors may buy or sell substantial amounts of Fund shares in response to factors affecting or expected to affect a small number of companies, resulting in extreme inflows and outflows of cash into or out of the Fund. To the extent such inflows or outflows of cash cause the Fund’s cash position or cash requirements to exceed normal levels, management of the Fund’s portfolio may be negatively affected.

Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Summary Section	4	Lone Peak SMID Value ETF

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. As a result, the Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid investments may also be difficult to value. In addition, trading illiquid investments in-kind can be limited or restricted, which could impact the tax efficiency of the Fund. See “Cash Transactions Risk” above.

Non-Diversification Risk. The Fund is non-diversified, and thus may invest its assets in a smaller number of companies or instruments than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value. The Fund may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

Money Market Instrument Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Recently, the SEC proposed amendments to money market fund rules that are intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which the Fund invests.

Performance

Because the Fund has not commenced investment operations as of the date of this Prospectus, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://lonepeakglobalETFs.com, or by calling the Fund at (800) 811-3359.

Investment Adviser and Sub-Adviser

Lone Peak Global Investors, LLC is the Fund’s investment adviser (the “Adviser”).

Tidal Investments, LLC is the Fund’s trading sub-adviser (the “Sub-Adviser”).

Portfolio Manager

The Fund is jointly managed by Ryan P. Batchelor, CFA, CPA, who co-founded the Adviser in 2010 and serves as Chief Investment Officer, and Roger Hill, President and Chief Executive Officer of the Adviser.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”) and trade at market prices rather than NAV. Individual shares may only be purchased and sold in secondary market transactions through brokers or dealers at market price. Because shares trade at market prices, rather than NAV, shares of the Fund may trade at a price that is greater than NAV (i.e., a premium), at NAV, or less than NAV (i.e., a discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website, which can be accessed at https://lonepeakglobalETFs.com.

Tax Information

The Fund’s distributions are generally taxable, and will ordinarily be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Shareholders investing through such tax-advantaged arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	5	Lone Peak SMID Value ETF

SUMMARY SECTION – LONE PEAK INTERNATIONAL VALUE ETF

Investment Objective

The investment objective of the Lone Peak International Value ETF (the “Fund”) is to provide long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.70%

(1)	The Fund’s adviser, Lone Peak Global Investors, LLC (the “Adviser”), in return for a “unitary fee”, provides investment advisory services, and is responsible for all of the expenses and liabilities of the Fund, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$72	$224

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is new and therefore does not have a historical portfolio turnover rate.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of non-U.S. value companies. The Fund defines “value” companies as those companies that the Adviser believes are trading at a discount to their “intrinsic value,” (i.e., the Adviser’s estimate of what a company is worth) and that have the potential for capital appreciation with acceptable downside risks. As part of the process for estimating intrinsic value, the Adviser may employ a variety of analysis techniques that it deems appropriate for each individual company. Examples of such techniques include estimating a company’s future financial results such as revenues, earnings, cash flows, or EBITDA and then applying the Adviser’s estimate of a relevant price multiple that it will assign to these values based on the Adviser’s assessment of a “normalized” ratio (a ratio based on the company’s and/or its industry’s historical norms). Examples of these types of ratios are price to sales, price to earnings, price to cash flow, or EV/EBITDA. Other techniques that may be used to estimate intrinsic value include: the Adviser’s estimate of a company’s private market value; a fair value liquidation analysis; discounted cash flow analysis; or dividend discount models. An issuer is considered non-U.S. based if: (1) organized under the laws of a jurisdiction other than the U.S.; (2) its securities have a primary listing on a stock exchange outside the U.S.; or (3) it derives 50% or more of its total revenue from goods and/or services produced or sold outside the U.S. The non-U.S. equity securities in which the Fund will invest will primarily have a market capitalization of $5 billion or greater at the time of the original purchase. The Fund will make such investments either by investing directly in highly liquid international stocks (sometimes known as “ordinaries”) or in U.S.-traded American Depositary Receipts (“ADRs”). The strategy will primarily use international ordinary shares, ADRs and Global Depositary Receipts (“GDRs”) to get the intended portfolio exposures. The Adviser may from time to time use preferred shares, rights shares (if issued) and occasionally convertible bonds, capital notes, warrants or ETFs if special situations or market conditions warrant. The Fund may invest up to 20% of the portfolio in emerging market securities. The Fund considers a country to be an emerging market if it is designated by MSCI Inc. (“MSCI’) as such. The Fund may also invest up to 20% of the portfolio in equity securities of U.S. companies. The Fund seeks to invest under normal circumstances in equity securities that are economically tied to at least three countries (one of which may be the United States).

Summary Section	6	Lone Peak International Value ETF

The Adviser utilizes a disciplined, bottom-up value philosophy focused on company-specific fundamental analysis, focused on purchasing securities at a meaningful discount to intrinsic value, combining competitively advantaged Durable Value businesses with opportunistic Dynamic Value situations. Durable Value businesses are those the Adviser views as high-quality companies, evidenced by high returns on capital that the Adviser believes have competitive advantages. Dynamic Value companies are those that the Adviser identifies through fundamental research as opportunistic investments that simply do not meet all of its criteria for the Durable Value investment classification. These companies are often out of favor with investors and trade at prices the Adviser believes are very attractive. The Adviser’s proprietary Key Thesis Points™ defines the primary drivers of expected value realization for each investment, enabling disciplined monitoring and timely decision-making focused on identifying securities with expectations embedded in a company’s stock price that are too low relative to the adviser’s estimates of how much the company would normally be expected to earn in the middle of its business cycle, and/or relative to the value of its assets. The weightings of the Durable Value and Dynamic Value sleeves will vary depending on market conditions and the opportunity set available to the Adviser, and according to the Adviser’s judgment. There is no limit to the amount of the Fund’s portfolio that may be invested in either sleeve. Although the Adviser expects, under normal market conditions, the range of the Dynamic Value sleeve to vary between 25% and 60% of the Fund’s portfolio. The Fund will normally hold fewer than fifty (50) securities. The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Securities are selected based on: (1) a meaningful discount to intrinsic value as estimated through normalized earnings multiples, discounted cash flow analysis, private market valuation, liquidation value, or dividend discount models; (2) a favorable ratio of the potential upside versus potential downside of a security based on the Adviser’s estimates; (3) identification of three to four Key Thesis Points™ representing the primary drivers expected to close the valuation gap over a multi-quarter to multi-year horizon; and (4) sufficient trading liquidity to efficiently buy and sell securities. For Durable Value companies, the team looks for durable competitive advantages, high returns on capital, and long-term earnings power. For Dynamic Value situations, the focus is on balance sheet strength, downside protection, and upside potential that is typically greater than that of a Durable Value investment.

The Fund may concentrate its investments in certain sectors, including the health care and financials sectors. The Fund may also concentrate its investments (meaning more than 25% of its assets) from time to time in a single country, including Japan.

When the Adviser believes that current market, economic, political, or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective, the Fund may invest, as a temporary, defensive strategy, some or all of its assets in cash or cash equivalents, including but not limited to money market funds. To the extent the Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective.

Principal Risks of Investing

Risk is inherent in all investing, including an investment in the Fund. An investment in the Fund involves risk, including, the following principal risks, among others: American Depositary Receipts and Global Depository Receipts Risk, Authorized Participant Concentration Risk, Cash Transactions Risk, Cybersecurity Risk, Emerging Markets Risk, Equity Risk, ETF Structure Risk, Focused Investment Risk, Foreign Investment Risk, and Deflation Risk, Large-Cap Company Risk, Large Shareholder Risk, Liquidity Risk, Management and Strategy Risk, Market Risk, Money Market Instrument Risk, New Fund Risk, Non-Diversification Risk, Sector Focus Risk, Valuation Risk, and Value-Oriented Investment Strategies Risk. Summary descriptions of these and other principal risks of investing in the Fund are set forth below. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors. Before you decide whether to invest in the Fund, carefully consider these risks associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive), value stocks generally may be out of favor in the markets.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as domestic and foreign (non-U.S.) economic growth and real or perceived adverse economic or political conditions throughout the world, including war, social unrest, natural disasters, public health crises (including the occurrence of a contagious disease or illness, such as COVID-19), changes in the general outlook for corporate earnings, inflation, tariffs, supply chain disruptions, sanctions, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. These events may lead to economic uncertainty, decreased economic activity, and increased market volatility. Given the interconnectedness of markets around the world, even if these events or conditions affect only a single or small number of issuers or countries, they may have disruptive effects across global economies and markets. The change in the presidential administration in 2025 has resulted in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally.

Summary Section	7	Lone Peak International Value ETF

Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Sector Focus Risk. The Fund may from time to time invest a larger portion of its assets in one or more asset classes, market segments or sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

●	Health Care Sector Risk. The performance of companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims.

●	Industrials Sector Risk. The value of companies in the industrial sector may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and the introduction of new products.

Focused Investment Risk. The Fund employs a high conviction, focused strategy and intends to hold a limited number of securities. These types of funds may invest a larger portion of their assets in the securities of a single issuer compared to other funds. Focusing investments in a small number of companies may subject the Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return. Economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio held more positions, and events affecting a small number of companies may have a significant and potentially adverse impact on the performance of the Fund. In addition, investors may buy or sell substantial amounts of Fund shares in response to factors affecting or expected to affect a small number of companies, resulting in extreme inflows and outflows of cash into or out of the Fund. To the extent such inflows or outflows of cash cause the Fund’s cash position or cash requirements to exceed normal levels, management of the Fund’s portfolio may be negatively affected.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include American Depositary Receipts (“ADRs”). Unsponsored ADRs and Global Depositary Receipts (“GDRs”) are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.

Emerging Markets Risk. The Fund may invest in emerging markets, which may carry more risk than investing in developed foreign markets. Risks associated with investing in emerging markets include limited information about companies in these countries, greater political and economic uncertainties compared to developed foreign markets, underdeveloped securities markets and legal systems, potentially high inflation rates, and the influence of foreign governments over the private sector. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

New Fund Risk. The Fund is recently formed. Investors bear the risk that the Fund may not grow to or maintain economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such a liquidation could have negative tax consequences for shareholders.

American Depositary Receipts and Global Depositary Receipts Risk. Investing in American Depositary Receipts (“ADRs”) and Global Depositary Receipts Risk (“GDRs”) may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR. Certain of these ADRs may be investments in the securities of foreign companies that are in emerging markets, which may carry more risk than investing in companies in developed foreign markets. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Authorized Participant Concentration Risk. To the extent that authorized participants (“APs”) are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (“NAV”) and may face delisting from the Fund’s listing exchange.

Summary Section	8	Lone Peak International Value ETF

Cash Transactions Risk. The Fund expects to affect all or a portion of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund and the Adviser have limited ability to prevent or mitigate cybersecurity incidents affecting third-party service providers and such third-party service providers may have limited indemnification obligations to the Fund or the Adviser. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact and cause financial losses to the Fund or its shareholders. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cyber-attacks or other cyber-failures.

ETF Structure Risk. The Fund is an actively-managed ETF and as a result is subject to special risks. Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. As an ETF, the Fund’s shares are not individually redeemable and can only be redeemed in large blocks known as “Creation Units”. Also, trading in the Fund’s shares is subject to the Exchange rules, which may result in such trading being halted or postponed from time to time as a result of those rules. The market price of the Fund’s shares will fluctuate in response to changes in NAV and supply and demand for the shares. Additionally, the market price of the Fund’s shares will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the shares of the Fund. Accordingly, there may be times when the market price and the NAV vary significantly and the Fund’s shares may trade at a discount or premium to NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. Generally, these ETF risks may be more pronounced in times of market stress.

Inflation and Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

Large-Cap Company Risk. Securities of companies with market capitalizations that are larger than small- and mid-cap companies may be susceptible to slower growth during times of economic expansion. They may underperform other segments of the market due to an inability to respond as quickly to economic changes, market innovation, or changes in consumer behavior.

Management and Strategy Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended result. The value of your investment depends on the judgment of the Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting Fund investments may not result in an increase in the value of your investment or in overall performance equal to other investments.

Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. These and other valuation risks could result in you paying more than the market value when buying Fund shares or receiving less than the market value when selling Fund shares.

Large Shareholder Risk. Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Summary Section	9	Lone Peak International Value ETF

Liquidity Risk. The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. As a result, the Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid investments may also be difficult to value. In addition, trading illiquid investments in-kind can be limited or restricted, which could impact the tax efficiency of the Fund. See “Cash Transactions Risk” above.

Non-Diversification Risk. The Fund is non-diversified, and thus may invest its assets in a smaller number of companies or instruments than many other funds. As a result, an investment in the Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value. The Fund may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

Money Market Instrument Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Recently, the SEC proposed amendments to money market fund rules that are intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which the Fund invests.

Performance

Because the Fund has not commenced investment operations as of the date of this Prospectus, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information will be available at no cost by visiting https://lonepeakglobalETFs.com, or by calling the Fund at (800) 811-3359.

Investment Adviser and Sub-Adviser

Lone Peak Global Investors, LLC is the Fund’s investment adviser (the “Adviser”).

Tidal Investments, LLC is the Fund’s trading sub-adviser (the “Sub-Adviser”).

Portfolio Manager

The Fund is jointly managed by Allan C. Nichols, CFA, and Roger Hill, President and Chief Executive Officer of the Adviser.

Purchase and Sale of Fund Shares

The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”) and trade at market prices rather than NAV. Individual shares may only be purchased and sold in secondary market transactions through brokers or dealers at market price. Because shares trade at market prices, rather than NAV, shares of the Fund may trade at a price that is greater than NAV (i.e., a premium), at NAV, or less than NAV (i.e., a discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).

Recent information, including information about the Fund’s NAV, market price, premiums and discounts, and bid-ask spreads, is included on the Fund’s website, which can be accessed at https://lonepeakglobalETFs.com.

Tax Information

The Fund’s distributions are generally taxable, and will ordinarily be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account. Shareholders investing through such tax-advantaged arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	10	Lone Peak International Value ETF

MORE ABOUT THE FUNDS’ INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The following provides additional information regarding the Funds’ investment objectives, principal investment strategies, and certain related risks of investing in the Funds discussed in the Fund Summary, as well as information about additional investment strategies and techniques that the Fund may employ in pursuing its investment objective. Additional information about the Funds and their investment strategies and risks can be found in the Funds’ Statement of Additional Information (the “SAI”). This section also provides information regarding the Funds’ portfolio holdings. There can be no guarantee that a Fund will achieve its investment objective.

Each Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval. The Funds will provide written notice to shareholders prior to, or concurrent with, any such changes as required by applicable law. Should a Fund with a name suggesting a specific type of investment or industry change its policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in the type of investment or industry suggested by its name, the Fund will provide shareholders at least 60 days’ notice prior to making the change. Each of the Funds’ investment strategies and policies may be changed from time to time without shareholder approval or prior written notice, unless specifically stated otherwise in this Prospectus or the SAI.

Lone Peak SMID Value ETF

Investment Objective

The investment objective of the Lone Peak SMID Value ETF is to provide long-term capital appreciation.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that, under normal market conditions, will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of U.S. small- and mid-cap value companies. The Fund defines “value” companies as those companies that the Adviser believes are trading at a discount to their “intrinsic value,” (i.e., the Adviser’s estimate of what a company is worth) and that have the potential for capital appreciation with acceptable downside risks. As part of the process for estimating intrinsic value, the Adviser may employ a variety of analysis techniques that it deems appropriate for each individual company. Examples of such techniques include estimating a company’s future financial results such as revenues, earnings, cash flows, or EBITDA and then applying the Adviser’s estimate of a relevant price multiple that it will assign to these values based on the Adviser’s assessment of a “normalized” ratio (a ratio based on the company’s and/or its industry’s historical norms). Examples of these types of ratios are price to sales, price to earnings, price to cash flow, or EV/EBITDA. Other techniques that may be used to estimate intrinsic value include: the Adviser’s estimate of a company’s private market value; a fair value liquidation analysis; discounted cash flow analysis; or dividend discount models. The Adviser defines small-cap companies as stocks with a market capitalization between $100 million to $8.0 billion, and mid-cap companies as stocks with a market capitalization starting at $8.0 billion up to the largest market capitalization in the Russell Midcap Index. As of May 31, 2026, the largest stock on the Russell Midcap Index had a market capitalization of $250 billion.

The Adviser utilizes a disciplined, bottom-up value philosophy focused on company-specific fundamental analysis and purchasing securities at a meaningful discount to intrinsic value, combining competitively advantaged Durable Value businesses with opportunistic Dynamic Value situations. Durable Value businesses are those the Adviser views as high-quality companies, evidenced by high returns on capital that the Adviser believes have competitive advantages. Dynamic Value companies are those that the Adviser identifies through fundamental research as opportunistic investments that simply do not meet all of its criteria for the Durable Value investment classification. These companies are often out of favor with investors and trade at prices the Adviser believes are very attractive. The Adviser’s proprietary Key Thesis Points™ defines the primary drivers of expected value realization for each investment, enabling disciplined monitoring and timely decision-making focused on identifying securities with expectations embedded in a company’s stock price that are too low relative to the Adviser’s estimates of how much the company would normally be expected to earn in the middle of its business cycle, and/or relative to the value of its assets. The weightings of the Durable Value and Dynamic Value sleeves will vary depending on market conditions and the opportunity set available to the Adviser, and according to the Adviser’s judgment. There is no limit to the amount of the Fund’s portfolio that may be invested in either sleeve. Although the Adviser expects, under normal market conditions, the range of the Dynamic Value sleeve to vary between 25% and 60% of the Fund’s portfolio. The Fund will normally hold fewer than fifty (50) securities. The Fund is classified as “non-diversified” under the 1940 Act.

The Adviser believes investing in securities trading at a discount may enhance the investment’s potential upside when the Adviser’s investment thesis is proven correct and may lessen the potential loss when the investment thesis is disproven. The Adviser seeks to buy stocks at a discount to intrinsic value, taking advantage of opportunities-usually because of short-term investor orientation, herd influences, and other irrational investor behavior-which are uncovered by its bottom-up research. The Adviser also buys stocks at a discount resulting from the increasing market clout of passive investors and investors who rely on noncompany-specific analysis, such as investors who trade funds and ETFs of entire sectors or industries rather than individual stocks. The Adviser seeks opportunities where it believes the expectations implied in a company’s stock price are too low relative to the company’s long-term earnings power or to its current assets.

The Fund may concentrate its investments in certain sectors, including the financials and industrials sectors.

More about the Funds	11

The Fund may invest in the equity of non-U.S. issuers through investments in American Depositary Receipts (“ADRs”). The Fund may invest up to 10% of the portfolio in international securities, including emerging markets. The Fund considers a country to be an emerging market if it is designated by MSCI Inc. (“MSCI”) as such.

For Durable Value based investments, a curated Watchlist of approximately 100 pre-qualified small and mid-cap companies is maintained and continuously monitored; the Adviser evaluates those companies using the proprietary “10 Indicators of a Durable Business” framework assessing returns on equity and assets, net income trends, manageable debt loads, low capital intensity, pricing power, good employee relations, capital allocation history, and long-term book value growth. The Russell 2500 Value Index is screened once or twice per year using these quantitative criteria to identify new candidates. For Dynamic Value, the Adviser’s research team continuously screens the broader small and mid-cap universe for mispriced securities exhibiting oversold conditions, prices near 52-week or multi-year lows, valuations significantly below historical norms, strategic transformations, misunderstood balance sheet dynamics, or market anomalies. In a typical year, several hundred Dynamic Value companies could potentially meet initial criteria, of which 25–50 will advance to more in-depth research. In identifying potential Durable Value and Dynamic Value positions the Adviser typically uses a variety of publicly available data sources including regulatory filings, company websites, Bloomberg and other sources of market news and data, proprietary research, and direct discussions with corporate management teams and competitors.

DURABLE VALUE. Durable Value firms are defined as high-quality companies, evidenced by high returns on capital that the Adviser believes have competitive advantages. The Adviser has identified a universe of Durable Value firms (the “Durable List”) based on its proprietary quantitative and qualitative “10 Indicators of a Durable Business” review process, summarized below. The 10 Indicators of a Durable Business review is used as a screening process to populate the Durable List with businesses that the Adviser would like to potentially invest in when the Adviser’s analysis suggests a Durable Value company’s stock is undervalued. Prior to adding a security to the Durable List, a company must pass the review by meeting at least seven of the ten indicators in the Adviser’s judgment. The Adviser selects its Durable Value investments from this Durable List universe and strives to invest in these companies only when their stock price is trading at a discount to the Adviser’s estimate of intrinsic value. The Adviser believes Durable Value firms are ideal long-term holdings because of the expectation for long-term growth in cash flows, combined with the potential for downside protection because of their high-quality business models, as well as the Adviser’s insistence on only buying these companies at a discount to estimated intrinsic value. The Adviser believes Durable Value firms are also ideal for long-term holdings because of expectations for growth in intrinsic value, driven in the Adviser’s opinion by these firms’ competitive advantages that are expected to be sustained for at least 5 years.

Summary of the “10 Indicators of a Durable Business” criteria used to assess whether a company meets the Adviser’s standard of a Durable Value business.

1.	Consistently high returns on equity

2.	Consistently high returns on assets

3.	Upward-trending net income

4.	Debt load that the Adviser believes is prudent for the individual business (i.e., Net Debt/EBITDA ratios below 3X for most non-financial companies)

5.	Products or services deemed by the Adviser to be necessary and valuable to its customers (i.e. products that cannot easily be replicated or replaced or that are needed for the operations of daily life or daily activities; the absence of which would cause disruption to companies/individuals)

6.	Good employee relations (subjective determination based on Adviser’s research of management/employee relations)

7.	Pricing power (Adviser’s determination of a company’s ability to increase the prices of its goods/ services to offset inflationary pressures without significantly damaging demand)

8.	Low capital intensity (i.e., low capital expenditures relative to revenues)

9.	History of prudent capital allocation such as opportunistic share repurchases, value-creating acquisitions and capital expenditures, and a sensible dividend policy

10.	History of upward-trending book value and share price

The Adviser regularly reviews the Durable List, searching for stocks that may potentially be trading at a discount to the Adviser’s estimates of intrinsic value. The Adviser intends to hold its Durable Value positions for the long term.

DYNAMIC VALUE. Dynamic Value companies are those that the Adviser identifies through fundamental research as opportunistic investments that simply do not meet all of its criteria for the Durable Value investment classification. These companies are often out of favor with investors and trade at prices the Adviser believes are very attractive. Common situations that lead to Dynamic Value companies falling out of favor include but are not limited to: overreaction to short-term financial results; investor fears that cyclical issues have become secular; prolonged turnarounds; investor and Wall Street analyst apathy; one struggling segment overshadowing other strong business lines within the same company; misunderstood balance sheet or misunderstood accounting principles affecting a business’ valuation; a firm or its industry maturing leading to slower growth rates; or overreaction to political events, and foreign exchange movements. The Adviser intends to hold a Dynamic Value position until it reaches its estimated intrinsic value. These opportunistic investments tend to have higher return potential than Durable Value positions but are subject to more uncertainty. In identifying potential Dynamic Value positions the Adviser typically uses a variety of publicly available data sources including regulatory filings, company websites, Bloomberg market news and data, proprietary research, and direct discussions with corporate management

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teams and competitors. To screen for potential Dynamic Value investment opportunities the Adviser uses a variety of methods, including:

1.	Quantitative stock screens (e.g. screens for stocks below specific price to earnings ratios or price to sales ratios, or other criteria indicative of potential undervaluation)

2.	Researching firms with weak recent or longer-term stock-price performance

3.	Searching for companies and industries that are out of favor with investment analysts (e.g. screening for companies that have the least amount of “buy” ratings by investment analysts)

4.	The Adviser’s personal network of investment professionals

5.	Reviewing publications and public filings from like-minded contrarian investors to identify interesting potential investments (e.g. quarterly investor commentaries, public speeches, SEC filings, and industry publications)

The Adviser uses a disciplined “bottom-up” selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Adviser’s assessment of their potential value. As part of this process, the Adviser may employ a variety of analysis techniques that it deems appropriate for each individual company. Examples of such techniques include estimating a company’s future financial results such as revenues, earnings, cash flows, or EBITDA and then applying the Adviser’s estimate of a relevant price multiple that it will assign to these values based on the Adviser’s assessment of a “normalized” ratio (a ratio based on the company’s and/or its industry’s historical norms). Examples of these types of ratios are price to sales, price to earnings, price to cash flow, or EV/EBITDA. Other techniques that may be used to estimate intrinsic value include: the Adviser’s estimate of a company’s private market value; a fair value liquidation analysis; discounted cash flow analysis; or dividend discount models.

The Fund may concentrate its investments in certain sectors, including the financials and industrials sectors.

The Fund is classified as “non-diversified” under the 1940 Act.

TEMPORARY DEFENSIVE POSITIONS. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Fund may hold, as a temporary, defensive strategy, all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would have had it remained more fully invested in common stocks. To the extent a Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective. If a Fund invests in shares of a money market fund, shareholders of the Fund generally will be subject to duplicative management and other fees and expenses.

Lone Peak International Value ETF

Investment Objective

The investment objective of the Lone Peak International Value ETF is to provide long-term capital appreciation.

Principal Investment Strategies

The Lone Peak International Value ETF (the “International Value ETF” or, for this section only, the “Fund”) is an actively-managed exchange-traded fund (“ETF”) that under normal market conditions, will invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of non-U.S. value companies. The Fund defines “value” companies as those companies that the Adviser believes are trading at a discount to their “intrinsic value,” (i.e., the Adviser’s estimate of what a company is worth) and that have the potential for capital appreciation with acceptable downside risks. As part of the process for estimating intrinsic value, the Adviser may employ a variety of analysis techniques that it deems appropriate for each individual company. Examples of such techniques include estimating a company’s future financial results such as revenues, earnings, cash flows, or EBITDA and then applying the Adviser’s estimate of a relevant price multiple that it will assign to these values based on the Adviser’s assessment of a “normalized” ratio (a ratio based on the company’s and/or its industry’s historical norms). Examples of these types of ratios are price to sales, price to earnings, price to cash flow, or EV/EBITDA. Other techniques that may be used to estimate intrinsic value include: the Adviser’s estimate of a company’s private market value; a fair value liquidation analysis; discounted cash flow analysis; or dividend discount models. An issuer is considered non-U.S. based if: (1) organized under the laws of a jurisdiction other than the U.S.; (2) its securities have a primary listing on a stock exchange outside the U.S.; or (3) it derives 50% or more of its total revenue from goods and/or services produced or sold outside the U.S. The non-U.S. equity securities in which the Fund will invest will primarily have a market capitalization of $5 billion or greater at the time of the original purchase. The Fund will make such investments either by investing directly in highly liquid international stocks (sometimes known as “ordinaries”) or in U.S.-traded American Depositary Receipts (“ADRs”). The strategy will primarily use international ordinary shares, ADRs and Global Depositary Receipts (“GDRs”) to get the intended portfolio exposures. The Adviser may from time to time use preferred shares, rights shares (if issued) and occasionally convertible bonds, capital notes, warrants or ETFs if special situations or market conditions warrant. The Fund may invest up to 20% of the portfolio in emerging market securities. The Fund considers a country to be an emerging market if it is designated by MSCI as such. The Fund may also invest up to 20% of the portfolio in equity securities of U.S. companies. The Fund seeks to invest under normal circumstances in equity securities that are economically tied to at least three countries (one of which may be the United States).

The Adviser utilizes a disciplined, bottom-up value philosophy focused on company-specific fundamental analysis, focused on purchasing securities at a meaningful discount to intrinsic value, combining competitively advantaged Durable Value businesses with

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opportunistic Dynamic Value situations. Durable Value businesses are those the Adviser views as high-quality companies, evidenced by high returns on capital that the Adviser believes have competitive advantages. Dynamic Value companies are stocks the Adviser identifies through fundamental research as opportunistic investments that simply do not meet all of its criteria for the Durable Value investment classification. These companies are often out of favor with investors and trade at prices the Adviser believes are very attractive. The Adviser’s proprietary Key Thesis Points™ defines the primary drivers of expected value realization for each investment, enabling disciplined monitoring and timely decision-making focused on identifying securities with expectations embedded in a company’s stock price that are too low relative to the adviser’s estimates of how much the company would normally be expected to earn in the middle of its business cycle, and/or relative to the value of its assets. The weightings of the Durable Value and Dynamic Value sleeves will vary depending on market conditions and the opportunity set available to the Adviser, and according to the Adviser’s judgment. There is no limit to the amount of the Fund’s portfolio that may be invested in either sleeve. Although the Adviser expects, under normal market conditions, the range of the Dynamic Value sleeve to vary between 25% and 60% of the Fund’s portfolio. The Fund will normally hold fewer than fifty (50) securities. The Fund is classified as “non-diversified” under the 1940 Act.

The investment universe is constructed bottom-up from two complementary sources. For Durable Value, a curated Watchlist of approximately 100 international companies is maintained and continuously monitored; companies are pre-qualified using a proprietary “10 Indicators of a Durable Business” framework assessing returns on equity and assets, net income trends, balance sheet strength, competitive durability, geopolitical exposure, pricing power, capital intensity, capital allocation history, and long-term book value growth. For Dynamic Value, the Adviser’s research team continuously screens the global opportunity set for mispriced securities exhibiting oversold conditions, prices near multi-year lows, valuations materially below historical norms, strategic transitions, misunderstood balance sheet dynamics, or event-driven anomalies. In a typical year, 100–200 potential Dynamic Value ideas may be reviewed at a preliminary level, with a smaller subset advancing to full underwriting. In identifying potential Durable Value and Dynamic Value positions the Adviser typically uses a variety of publicly available data sources including regulatory filings, company websites, Bloomberg and other sources of market news and data, proprietary research, and direct discussions with corporate management teams and competitors.

The Fund may concentrate its investments in certain sectors, including the health care and financials sectors. The Fund may also concentrate its investments (meaning more than 25% of its assets) from time to time in a single country, including Japan.

Securities are selected based on: (1) a meaningful discount to intrinsic value as estimated through normalized earnings multiples, discounted cash flow analysis, private market valuation, liquidation value, or dividend discount models; (2) a favorable ratio of the potential upside versus potential downside of a security based on the Adviser’s estimates; (3) identification of three to four Key Thesis Points™ representing the primary drivers expected to close the valuation gap over a multi-quarter to multi-year horizon; and (4) sufficient trading liquidity to efficiently buy and sell securities. For Durable Value companies, the Adviser looks for durable competitive advantages, high returns on capital, and long-term earnings power. For Dynamic Value situations, the focus is on balance sheet strength, downside protection, and upside potential that is typically greater than that of a Durable Value investment.

Summary of the “10 Indicators of a Durable Business” criteria used to assess whether a company meets the Adviser’s standard of a Durable Value business. To qualify as a Durable Value business, a company typically must meet at least seven of the ten indicators as determined by the Adviser.

1.	Consistently high returns on equity

2.	Consistently high returns on assets

3.	Upward-trending net income

4.	Debt load that the Adviser believes is prudent for the individual business (i.e., Net Debt/EBITDA ratios below 3X for most non-financial companies)

5.	Products or services deemed by the Adviser to be necessary and valuable to its customers (i.e. products that cannot easily be replicated or replaced or that are needed for the operations of daily life or daily activities; the absence of which would cause disruption to companies/individuals)

6.	Favorable geopolitical risk assessment (Adviser’s determination of the economic and political stability of a company’s country of domicile that helps ensure that shareholder rights will be respected)

7.	Pricing power (Adviser’s determination of a company’s ability to increase the prices of its goods/ services to offset inflationary pressures without significantly damaging demand)

8.	Low capital intensity (i.e., low capital expenditures relative to revenues)

9.	History of prudent capital allocation such as opportunistic share repurchases, value-creating acquisitions and capital expenditures, and a sensible dividend policy

10.	History of upward-trending book value and share price

The Adviser regularly reviews the Durable List, searching for stocks that may potentially be trading at a discount to the Adviser’s estimates of intrinsic value.

DYNAMIC VALUE. Dynamic Value companies are those that the Adviser identifies through fundamental research as opportunistic investments that simply do not meet all of its criteria for the Durable Value investment classification. These companies are often out of favor with investors and trade at prices the Adviser believes are very attractive. Common situations that lead to Dynamic Value companies falling out of favor include but are not limited to: overreaction to short-term financial results; investor fears that cyclical

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issues have become secular; prolonged turnarounds; investor and Wall Street analyst apathy; one struggling segment overshadowing other strong business lines within the same company; misunderstood balance sheet or misunderstood accounting principles affecting a business’ valuation; a firm or its industry maturing leading to slower growth rates; or overreaction to political events, and foreign exchange movements. The Adviser intends to hold a Dynamic Value position until it reaches its estimated intrinsic value. These opportunistic investments tend to have higher return potential than Durable Value positions but are subject to more uncertainty. To screen for potential Dynamic Value investment opportunities the Adviser uses a variety of methods, including:

1.	Quantitative stock screens (e.g. screens for stocks below specific price to earnings ratios or price to sales ratios, or other criteria indicative of potential undervaluation)

2.	Researching firms with weak recent or longer-term stock-price performance

3.	Searching for companies and industries that are out of favor with investment analysts (e.g. screening for companies that have the least amount of “buy” ratings by investment analysts)

4.	The Adviser’s personal network of investment professionals

5.	Reviewing publications and public filings from like-minded contrarian investors to identify interesting potential investments (e.g. quarterly investor commentaries, public speeches, regulatory filings, and industry publications)

The Adviser uses a disciplined “bottom-up” selection process to attempt to identify equity securities of companies that appear to be selling at a discount relative to the Adviser’s assessment of their potential value. As part of this process, the Adviser may employ a variety of analysis techniques that it deems appropriate for each individual company. Examples of such techniques include estimating a company’s future financial results such as revenues, earnings, cash flows, or EBITDA and then applying the Adviser’s estimate of a relevant price multiple that it will assign to these values based on the Adviser’s assessment of a “normalized” ratio (a ratio based on the company’s and/or its industry’s historical norms). Examples of these types of ratios are price to sales, price to earnings, price to cash flow, or EV/EBITDA. Other techniques that may be used to estimate intrinsic value include: the Adviser’s estimate of a company’s private market value; a fair value liquidation analysis; discounted cash flow analysis; or dividend discount models.

The Fund may concentrate its investments in certain sectors, including the health care and financials sectors.

The Fund is classified as “non-diversified” under the 1940 Act.

TEMPORARY DEFENSIVE POSITIONS. When the Adviser believes market, economic or political conditions are unfavorable for investors, the Fund may hold, as a temporary, defensive strategy, all or a portion of its assets in cash or cash-equivalents like money market funds, certificates of deposit, short-term debt obligations, and repurchase agreements. Under these circumstances, the Fund may not participate in stock market advances or declines to the same extent it would have had it remained more fully invested in common stocks. To the extent a Fund engages in a temporary, defensive strategy, the Fund may not achieve its investment objective. If a Fund invests in shares of a money market fund, shareholders of the Fund generally will be subject to duplicative management and other fees and expenses.

Principal Risks of Investing in the Funds

This section of the Prospectus provides additional information about the Funds’ investment practices and related risks, including principal and non-principal strategies and risks. This Prospectus does not describe all of a Fund’s investment practices; additional information about each Fund’s risks and investments can be found in the Funds’ SAI. A Fund’s exposure to the risks discussed below may be through the Fund’s direct investments or indirectly through the Fund’s investments in underlying funds, if applicable. Each risk summarized below is a principal risk of investing in the applicable Fund(s) and different risks may be more significant at different times depending upon market conditions or other factors. Before you decide whether to invest in a Fund, carefully consider these risks and special considerations associated with investing in the Fund, which may cause you to lose money. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks, which are described in alphabetical order and not in order of perceived importance or potential exposure, can negatively affect a Fund’s performance. The risks described in this Prospectus (and in the SAI) are not intended to include every potential risk of investing in the Funds.

American Depositary Receipts Risk. (Both Funds). Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

Authorized Participant Concentration Risk. (Both Funds) To the extent that authorized participants are unable or otherwise unavailable to proceed with creation and/or redemption orders and no other authorized participant is able to create or redeem in their place, shares may trade at a discount to net asset value (“NAV”) and may face delisting from the Funds’ listing exchange.

Capital Securities Risk. (International Value ETF). Capital Securities risk is the risk that a Fund’s investments in Capital Securities may decline in value in response to developments affecting financial institutions. Financial Institutions can be significantly affected by changes in legislation and regulations applicable to the financial markets. In addition, a Fund may experience losses if issuers of Capital Securities become subject to increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. Subordinated and hybrid securities in particular are also subject to the risk of ranking junior to other creditors in the event

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of a liquidation or other bankruptcy-related event, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, and equity investments, any of which could result in losses to the Fund. Issuers of Capital Securities may be particularly affected by factors such as the availability and cost of capital, rates of corporate and consumer debt defaults, and price competition. The financial sector (both domestic and foreign) has experienced a high degree of volatility in the past, which has resulted in significant regulatory change. These events and the possibility of future market volatility may have an adverse effect on a Fund. While many issuers of Capital Securities are subject to extensive federal and state regulations, and in certain cases federal insurance of deposits, such measures do not provide any guarantees against losses in the securities issued by such companies. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and Capital Securities, the Fund will be more susceptible to these risks than a fund that does not invest in Capital Securities to the same extent as the Fund.

Cash Transactions Risk. (Both Funds) Each Fund may affect all or a portion of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Funds may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. If a Fund effects redemptions for cash, such Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any gain recognized on these sales by such Fund will generally cause such Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Funds intend to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to them. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for ETFs that distribute portfolio securities in-kind. A Fund’s use of cash for creations and redemptions could also result in dilution to such Fund and increased transaction costs, which could negatively impact such Fund’s ability to achieve its investment objective.

Convertible Securities Risk. (International Value ETF). Convertible securities are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities involve risks similar to those of both fixed income and equity securities. The market price of a convertible security generally tends to behave like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Because a convertible security derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.

●	Convertible or Exchangeable Bond Risk. Convertible or exchangeable bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities. Convertible or exchangeable bonds that are rated below investment grade are subject to the risks associated with high-yield investments.

●	Mandatory Convertible Bond Risk. Mandatory convertible bonds have a required conversion to the underlying equity upon the maturity of the bond. Although they generally rank equal to traditional convertible bonds during their term, the required conversion to equity results in a greater level of variation in the security’s value at the end of the term. As a result, mandatory convertible bonds are subject to the same types of market and issuer risks that apply to the underlying common stock.

Cybersecurity Risk. (Both Funds). Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause a Fund, the Adviser, the Sub-Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. A breach in cybersecurity refers to both intentional and unintentional events that may cause a Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other operational disruptions. Successful cybersecurity breaches of a Fund and/or the Fund’s investment adviser, distributor, custodian, the transfer agent or other third-party service providers may adversely impact the Fund and its shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, cause the release of private personal shareholder information, impede trading, subject a Fund to regulatory fines or financial losses, and/or cause reputational damage. A Fund relies on third-party service providers for many of the day-to-day operations, and is therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Fund from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which a Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. The use of

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artificial intelligence and machine learning could exacerbate these risks. There is no guarantee a Fund will be successful in protecting against cybersecurity breaches.

Emerging Market Risk. (Both Funds). Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries, as defined by the World Bank, International Finance Corporation or the MSCI, Inc. emerging market indices or other comparable indices. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems. Their economies also depend heavily upon international trade and may be adversely affected by protective trade barriers and the economic conditions of their trading partners. Emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar and may not be traded internationally. Some countries with emerging securities markets have experienced high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Emerging securities markets typically have substantially less volume than U.S. markets, securities in these markets are less liquid, and their prices often are more volatile than those of comparable U.S. companies. Delays may occur in settling securities transactions in emerging market countries, which could adversely affect a Fund’s ability to make or liquidate investments in those markets in a timely fashion. In addition, it may not be possible for a Fund to find satisfactory custodial services in an emerging market country, which could increase such Fund’s costs and cause delays in the transportation and custody of its investments. Companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations. The legal remedies for investors in emerging markets may be more limited than remedies available in the U.S. and the ability of U.S. authorities (e.g., the SEC and U.S. Department of Justice) to bring actions against bad actors may be limited.

Equity Risk. (Both Funds). The value of equity securities held by the Funds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or factors relating to specific companies in which a Fund invests. The price of common stock of an issuer in a Fund’s portfolio may decline if the issuer fails to make anticipated dividend payments because, among other reasons, the financial condition of the issuer declines. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure in terms of priority with respect to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

ETF Structure Risk. (Both Funds) Each Fund is an ETF and as a result is subject to special risks, including:

●	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

●	Trading Issues. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares and/or lead to differences between the NAV of the Fund’s shares and the market price of those shares.

●	Fluctuations of Net Asset Value and Market Prices for the Fund’s Shares. Unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified index. The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. Additionally, the market price of the Fund’s shares will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the shares of the Fund. The Adviser cannot predict whether the shares will trade below, at or above their NAV. There may be times when the market price of the Fund’s shares and the Fund’s NAV vary significantly, and that variation may be more pronounced during times of market stress. In addition, when all or a portion of the Fund’s underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market price of the Fund’s shares and the Fund’s NAV. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading

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individually or in the aggregate at any point in time. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

●	Market Stress May Amplify Fluctuations. In times of market stress, such as what was experienced in 2020 with the COVID-19 pandemic, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market prices of Fund shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Focused Investment Risk. (Both Funds). Each Fund employs a high conviction, focused strategy and intends to hold a limited number of securities. These types of funds may invest a larger portion of their assets in the securities of a single issuer compared to other funds. Focusing investments in a small number of companies may subject a Fund to greater share price volatility and therefore a greater risk of loss because a single security’s increase or decrease in value may have a greater impact on such Fund’s value and total return. Economic, political or regulatory developments may have a greater impact on the value of such Fund’s portfolio than would be the case if the portfolio held more positions, and events affecting a small number of companies may have a significant and potentially adverse impact on the performance of the Fund. To the extent that a Fund focuses on particular countries, regions, industries, sectors or types of investments from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Foreign Investment Risk. (Both Funds). Investments in foreign securities are affected by risk factors generally not thought to be present in the United States. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. Special risks associated with investments in foreign markets include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, less government supervision of exchanges, brokers and issuers, greater risks associated with counterparties and settlement, and difficulty in enforcing contractual obligations. In addition, changes in exchange rates and interest rates, and imposition of foreign taxes, may adversely affect the value of a Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. A Fund’s investments in ADRs are subject to these risks, even if denominated in U.S. dollars, because changes in currency and exchange rates affect the values of the issuers of depositary receipts. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Certain countries may limit the ability to convert ADRs into the underlying foreign securities and vice versa, which may cause the securities of the foreign company to trade at a discount or premium to the market price of the related ADR.

Risks of Investing in France. (International Value ETF). Investment in French issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to France. Ongoing concerns in relation to the economic health of the EU continue to constrain the economic resilience of certain EU member states, including France. Interest rates on France’s debt may rise to levels that make it difficult for it to service high debt levels without significant financial help from, among others, the European Central Bank and could potentially result in default. In addition, the French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. A reduction in spending on French products and services or changes in any of the economies may cause economic adversity in France. In addition, France has been subject to acts of terrorism, which has created a climate of insecurity that has been detrimental to tourism and may lead to further adverse economic consequences. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products.

Risks of Investing in Germany. (International Value ETF). Investment in German issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risks specific to Germany. Ongoing concerns in relation to the economic health of the European Union (the “EU”) continue to constrain the economic resilience of certain EU member states, including Germany. Germany has a large export-reliant manufacturing and industrials sector and the German economy is dependent to a significant extent on the economies of certain key trading partners, including the Netherlands, China, the U.S., the U.K., France, Italy and other European countries. Reduction in spending on German products and services, or a decline in any of the economies may have an adverse impact on the German economy. In addition, heavy regulation of labor, energy and product markets in Germany may have an adverse impact on German issuers. Such regulations may negatively impact economic growth or cause prolonged periods of recession. Germany is particularly exposed to risks stemming from energy supply disruptions because of its heavy reliance on Russia for

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gas. There is much uncertainty over how Germany will re-establish its energy security. US sanctions on Germany could disrupt vital supply chains, damage trade relationships, and undermine the global economic order, potentially leading to economic instability and decreased competitiveness for German businesses.

Risks of Investing in Japan. (International Value ETF). To the extent the fund expects to invest a significant portion of its assets in securities of Japanese issuers, its performance will be influenced by political, social and economic factors affecting Japan.  From the late 1990’s, Japan’s economic growth rate has remained relatively low compared to that of its Asian neighbors and other major developed economies.  The economy is characterized by an aging demographic, a declining population, a large government debt and a highly regulated labor market.  Economic growth is dependent on domestic consumption, deregulation and consistent government policy.  The Japanese economy is more dependent on international trade than the United States, and can be adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners.  Japan has a growing economic relationship with China and other Southeast Asian countries, and economic, political or social instability in those countries, whether resulting from country, regional or global events, could have an adverse affect on Japan’s economy.  The Japanese yen has fluctuated widely at times, and any material increase in its value may cause a decline in exports that could weaken the Japanese economy.  Investments denominated in yen also are subject to the risk that the yen will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.  Some of these factors, as well as other adverse political developments, increases in government debt, changes to fiscal, monetary or trade policies, and natural disasters, may affect Japanese markets and the fund’s performance.

Risks of Investing in the United Kingdom (“U.K.”). (International Value ETF). To the extent the fund invests a significant portion of its assets in securities of U.K issuers, its performance will be influenced by political, social and economic factors affecting the U.K.  The U.K. has one of the largest economies in Europe, and other European countries and the United States are substantial trading partners of the U.K.  As a result, the U.K. economy may be impacted by changes to the economic condition of other European countries and the United States.  The UK economy relies heavily on the export of financial services to other European countries and the United States and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the U.K. economy.  Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth.  Effective January 1, 2021, the U.K. left the EU single market and customs union (commonly referred to as "Brexit") under the terms of a new trade agreement.  The agreement governs the relationship between the U.K. and EU with respect to trading goods and services, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement.  As a result of the uncertain consequences of Brexit, the economies of the U.K. and Europe as well as the broader global economy could be significantly impacted, which may result in increased volatility and illiquidity, and potentially lower economic growth on markets in the U.K., Europe and globally. Any or all of these consequences could potentially have an adverse effect on the value of the fund’s investments. In addition, the U.K has been a target of terrorism in the past.  Acts of terrorism in the U.K. or against U.K. interests abroad may cause uncertainty in the U.K. financial markets and adversely affect the performance of the issuers to which the fund has exposure.

Gap Risk. (Both Funds). A Fund is subject to the risk that the value of the Fund’s investment will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually, such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

Global Depositary Receipts Risk. (International Value ETF). Investing in Global Depositary Receipts Risk (“GDRs”) may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Inflation and Deflation Risk. (Both Funds). Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s shares and any distributions thereon may decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s shareholders. Deflation risk is the risk that the prices of goods and services in the U.S. and many foreign economies may decline over time. Deflation may have an adverse effect on stock prices and the creditworthiness of issuers

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and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and be difficult to reverse.

Investment Companies and Exchange-Traded Funds Risk (International Value ETF). When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including management fees of unaffiliated funds in addition to those paid by the Fund. In addition, the risk of owning shares of another investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund will be exposed to the risks of the portfolio assets held by an investment company. The Fund may also incur brokerage costs when it purchases and sells shares of investment companies. In addition, the market value of ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

Large-Cap Company Risk. (International Value ETF). Securities of companies with market capitalizations that are larger than small- and mid-cap companies may be susceptible to slower growth during times of economic expansion. They may underperform other segments of the market due to an inability to respond as quickly to economic changes, market innovation, or changes in consumer behavior.

Large Shareholder Risk. (Both Funds) Certain large shareholders, including APs, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy.

Liquidity Risk. (Both Funds). A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Certain debt obligations may be difficult or impossible to sell at the time and price that the Adviser would like to sell due to a lack of demand in the marketplace or other factors such as market turmoil. The Adviser may have to lower the price, sell other debt obligations or forego an investment opportunity, any of which may have a negative effect on the management or performance of a Fund. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads in which investor redemptions of fixed income securities or fixed income funds may be higher than normal. Additionally, securities of companies with smaller market capitalizations, foreign securities, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. In addition, trading illiquid investments in-kind can be limited or restricted, which could impact the tax efficiency of the Fund. See “Cash Transactions Risk” above.

Management and Strategy Risk. (Both Funds). The value of your investment depends on the judgment of the Adviser about the quality, relative yield, value or market trends affecting a particular security, issuer, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser in selecting investments for a Fund may not result in an increase in the value of your investment or in overall performance equal to other investments. To the extent that a Fund invests a significant percentage of its assets in any one underlying fund, the Fund will be subject to a greater degree to the risks particular to that underlying fund, and may experience greater volatility as a result.

Market Risk. (Both Funds). The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to domestic and foreign (non-U.S.) economic growth and market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, including war, social unrest, natural disasters, public health crises (including the occurrence of a contagious disease or illness, such as COVID-19), changes in the general outlook for corporate earnings, inflation, tariffs, supply chain disruptions, sanctions, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. These events may lead to economic uncertainty, decreased economic activity, and increased market volatility. Given the interconnectedness of markets around the world, even if these events or conditions affect only a single or small number of issuers or countries, they may have disruptive effects across global economies. For example, the financial crisis that began in 2008 caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments fell, credit became more scarce worldwide and there was significant uncertainty in the markets. Such environments could make identifying investment risks and opportunities especially difficult for the Adviser. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown, which could have an adverse impact on a Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. The change in the presidential administration in 2025 has resulted in significant impacts to international trade relations, tax and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally.

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Continuing market volatility as a result of recent market conditions or other events may have adverse effects on a Fund’s returns. The Adviser will monitor developments and seek to manage a Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Money Market Instrument Risk. (Both Funds). The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable NAV money market mutual fund. Recently, the SEC proposed amendments to money market fund rules that are intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The money market fund reforms may impact the structure, operations and return potential of the money market funds in which the Fund invests.

New Fund Risk. (Both Funds). The Fund is recently formed. Investors bear the risk that the Fund may not grow to or maintain economically viable size, may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, any of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for certain shareholders. Such liquidation could have negative tax consequences for shareholders.

Non-Diversification Risk. (Both Funds). Each Fund is non-diversified, and thus may invest its assets in a smaller number of companies or instruments than many other funds. As a result, an investment in a Fund has the risk that changes in the value of a single security may have a significant effect on the Fund’s value. Each Fund may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.

Preferred Stock Risk. (International Value ETF). The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

Preferred stock is subordinated to any debt the issuer has outstanding. Accordingly, preferred stock dividends are not paid until all debt obligations are first met. Preferred stock may be subject to more fluctuations in market value, due to changes in market participants’ perceptions of the issuer’s ability to continue to pay dividends, than debt of the same issuer. These investments include convertible preferred stock, which includes an option for the holder to convert the preferred stock into the issuer’s common stock under certain conditions, among which may be the specification of a future date when the conversion must begin, a certain number of shares of common stock per share of preferred stock, or a certain price per share for the common stock. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer’s common stock as well as the dividends payable on the preferred stock.

A preferred stock may be considered either debt or equity, depending on the economic characteristics exhibited by such preferred stock.

Reliance on Technology Risk. (Both Funds). Each Fund’s trading strategies are highly reliant on technology, including hardware, software and telecommunications systems. In addition, data gathering, research, forecasting, order execution, trade allocation, risk management, operational, back office and accounting systems are all highly automated and computerized. Such automation and computerization relies on an extensive amount of both proprietary software and third-party hardware and software. Because of the quantity and nature of the software utilized, software errors may occur, and certain of these errors may impact portfolios. Additionally, with respect to third-party hardware and software, such errors are often entirely outside of the control of a Fund. The Adviser or the Sub-Adviser, as applicable, seeks to reduce the incidence of software errors through a certain degree of internal testing and seeks to reduce the impact of such errors through monitoring and the use of certain independent safeguards in the overall portfolio management system and often, with respect to proprietary software, in the software code itself. Despite such testing, monitoring and independent safeguards, these software errors may result in, among other things, the execution of unanticipated trades, the failure to execute anticipated trades, the failure to properly allocate trades among clients, the failure to properly gather and organize available data and/or the failure to take certain hedging or risk reducing actions. These errors may be extremely hard to detect. Regardless of how difficult their detection appears in retrospect, some of these errors may go undetected for long periods of time and some may never be detected. The impact caused by errors may be compounded over time. A Fund assumes that software errors and their ensuing risks are an inherent part of investing with a process-driven, systematic investment manager, and does not expect to perform a materiality analysis on the vast majority of errors discovered. The Adviser or the Sub-Adviser, as applicable, seeks, on an ongoing basis, to create adequate backups of software and hardware where possible but there is no guarantee that such efforts will be successful. Further, to the extent that an unforeseeable software or hardware malfunction or problem is caused by a defect, virus or other outside force, investors may be materially adversely affected.

Sector Focus Risk. (Both Funds). Each Fund may invest a larger portion of its assets in one or more asset classes, market segments or sectors of the economy than many other mutual funds and thus will be more susceptible to negative events affecting those sectors. At times, the performance of a Fund’s investments may lag the performance of other sectors or the broader market as a whole. Such underperformance may continue for extended periods of time.

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●	Financials Sector Risk (SMID Value ETF). The performance of companies in the financials sector, as traditionally defined, may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted.

●	Health Care Sector Risk (International Value ETF). The performance of companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims.

●	Industrials Sector Risk (Both Funds). The industrials sector can be significantly affected by, among other things, worldwide economic growth, supply and demand for specific products and services, rapid technological developments, international political and economic developments, environmental issues, tariffs and trade barriers, and tax and governmental regulatory policies. The products of manufacturing companies may face obsolescence due to rapid technological developments and the introduction of new products. As the demand for, or prices of, industrials increase, the value of the Fund’s investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, industrials generally would be expected to contribute to declines in the value of such securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

Small- and Mid-Cap Company Risk. (SMID Value ETF). The securities of small capitalization and mid capitalization companies may involve greater risk than investments in larger, more established companies. As compared to larger companies, small- and mid-cap sized companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services, or operate in less established markets. Accordingly, securities of small- and mid-cap sized companies tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of large companies, especially over the short term. Such companies typically are more likely to be adversely affected than larger capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions. These companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the ability to sell these securities in the future.

Valuation Risk. (Both Funds). If market conditions make it difficult to value some investments, a Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Value-Oriented Investment Strategies Risk. (Both Funds). Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets. Therefore, the Funds are most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Warrants and Rights Risk. (International Value ETF). A warrant gives the holder a right to purchase, at any time during a specified period, a predetermined number of shares of common stock at a fixed price. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Unlike a convertible debt security or preferred stock, a warrant or right does not pay fixed dividends. A warrant or right may lack a liquid secondary market for resale. The price of a warrant or right may fluctuate as a result of speculation or other factors. In addition, the price of the underlying security may not reach, or have reasonable prospects of reaching, a level at which the warrant or right can be exercised prudently (in which case the warrant or right may expire without being exercised, resulting in a loss of a Fund’s entire investment in the warrant or right). If a Fund owns common stock of a company, failing to exercise rights to purchase common stock would dilute the Fund’s interest in the issuing company. The market for rights is not well developed and a Fund may not always realize full value on the sale of rights.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.

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MANAGEMENT OF THE FUNDS

Investment Adviser

Lone Peak Global Investors, LLC is the investment adviser of the Fund and provides investment advisory services to each Fund pursuant to an investment advisory agreement between the Adviser and Exchange Place Advisors Trust (the “Trust”), on behalf of each Fund (the “Advisory Agreement”). The Adviser is a registered investment adviser. The Adviser was originally founded in April 2010 in Chicago as Clifford Capital Partners, LLC, and rebranded as Lone Peak Global Investors, LLC in January 2026. The Adviser is organized as an Illinois limited liability company and its address is 363 S. Main Street, Suite 101, Alpine, Utah 84004. The Adviser is primarily controlled by Ryan P. Batchelor, CFA, CPA, and Roger Hill, and is majority employee-owned. As of May 31, 2026, the Adviser had approximately $688 million in assets under management and $220 million in assets under advisement. Additional information about the Adviser is available in the SAI.

Under the Advisory Agreement, the Adviser is responsible for providing or overseeing the provision of all investment management services to the Fund, including furnishing a continuous investment program for the Fund and determining what securities and other investments the Fund should buy and sell. The Adviser, together with the administrator to the Fund, is also responsible for assisting in the supervision and coordination of all aspects of the Fund’s operations, including the coordination of the Fund’s other services providers and the provision of related administrative and other services.

The Adviser is authorized to delegate certain of its duties with respect to the Fund to one or more sub-advisers. For each of the Funds, the Adviser has engaged Tidal Investments, LLC to serve as sub-adviser pursuant to this authority and is responsible for overseeing the Sub-Adviser and recommending its hiring, termination, and replacement for approval by the Board of Trustees (the “Board of Trustees” or the “Board”).

For its services, the Adviser is entitled to receive the below annual management fee from the Fund, calculated daily and payable monthly, as a percentage of the Fund’s average daily net assets.

Fund	Contractual Advisory Fees As a Percentage of Average Daily Net Assets
SMID Value ETF	0.70%
International Value ETF	0.70%

Each Fund’s management fee is a “unitary” fee that includes all of the expenses and liabilities of the Fund, except for any brokerage fees and commissions, taxes, borrowing costs (such as dividend expenses on securities sold short and interest), acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Board of Trustees and officers with respect thereto.

Sub-Adviser

Tidal Investments, LLC, located at 234 West Florida Street, Suite 700, Milwaukee, Wisconsin 53204, serves as the trading sub-adviser to each of the Funds. The Sub-Adviser was established in 2012 and provides investment advisory, investment research, and portfolio construction services to ETF clients. As of May 31, 2026, the Sub-Adviser had approximately $62B in assets under management. Under the supervision of the Adviser, the Sub-Adviser is responsible for trading portfolio securities for the Fund in accordance with instructions provided by the Adviser and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser. However, the Sub-Adviser is not responsible for management and selection of the Fund’s investments. In connection with the services provided to the Fund, the Sub-Adviser provides only trading-related investment advice and services.

As compensation for the sub-advisory services the Sub-Adviser provides to the Fund, the Adviser will pay the Sub-Adviser a sub-advisory fee of 0.0450% of the Funds’ aggregate daily net asset value on the first $250 million in Fund assets under management; 0.0400% of the Funds' aggregate daily net asset value on the next $250 million in Fund assets under management; and 0.0375% of the Funds’ aggregate daily net asset value on Fund assets under management above $500 million, pursuant to a sub-advisory agreement between the Adviser and Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). The fee paid to the Sub-Adviser by the Adviser will be paid from the Adviser’s management fee and is not an additional cost to the Funds.

A discussion regarding the basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreements for the Funds is expected to be available in the Fund’s Form N-CSR filed with the SEC for the fiscal period ending August 31, 2026, and in the applicable financial statements posted at https://lonepeakglobalETFs.com.

Portfolio Managers

SMID Value ETF

The SMID Value ETF is managed jointly by Ryan Batchelor and Roger Hill.

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Ryan P. Batchelor, CFA, CPA, is Principal, co-founder and Chief Investment Officer of the Adviser. Prior to founding the Adviser in April 2010, he served as a senior equity analyst at Wells Capital Management from March 2007 until March 2010 where he was a generalist, scouring all sectors of the market but also had specific responsibility for the financial services sector. Before joining Wells Capital Management, Mr. Batchelor was an equity strategist and analyst with Morningstar, Inc. where he served as specialty finance analyst and team leader. He initiated the five-page InternationalInvestor section in the firm’s flagship StockInvestor monthly stock investment newsletter and implemented department-wide improvements to Morningstar’s foreign coverage universe. Mr. Batchelor has been quoted in local and national media, including The Wall Street Journal, Barron’s, The Economist, Financial Times, USA Today, and US News & World Report. He also made live television appearances on CNBC and Bloomberg TV, as well as radio spots on NPR, Bloomberg Radio and local stations. Mr. Batchelor graduated summa cum laude from Brigham Young University - Hawaii in 1999 with a B.S. in Accounting and received his MBA in Finance from the Marriott School of Management at Brigham Young University in 2004. He holds the Chartered Financial Analyst and Certified Public Accountant professional designations.

Roger Hill is President and Chief Executive Officer of the Adviser. Mr. Hill joined the Adviser in 2019. In addition to leading and providing strategic direction, he is a Portfolio Manager for the International Value and SMID Value strategies. Prior to joining the firm, he spent fifteen years at William Blair in various sales and leadership roles. Before joining William Blair in 2004, he spent six years at Wasatch Advisors managing the firm's intermediary distribution business in the eastern United States. In addition to his twenty-six years of experience in institutional investment management, he also worked as an educational consultant for one year outside Tokyo, Japan and three years in Taipei, Taiwan. He graduated magna cum laude from the University of Hawaii at Manoa with a B.A. in Chinese and Economics and received his M.B.A. from the Wharton School at the University of Pennsylvania.

International Value ETF

The Portfolio of International Value ETF is jointly managed by Allan C. Nichols, CFA, and Roger Hill.

Allan C. Nichols joined the Adviser in 2019 and co-manages the International Value strategy. Prior to joining the Adviser, he spent fifteen years at Morningstar as a Senior Equity Analyst with a focus on Europe, living in the Netherlands for three years to establish the firm's European office for equity analysts. Before joining Morningstar in 2004, he was a Senior Equity Analyst and Portfolio Manager at Kirr, Marbach & Co., working on the firm's international equity team. He graduated from the University of Utah with a B.S. in Finance with an emphasis in investments and received his M.B.A. from Indiana University with an emphasis in Finance and Economics. He holds the Chartered Financial Analyst® designation.

Roger Hill is President and Chief Executive Officer of the Adviser. Mr. Hill joined the Adviser in 2019. In addition to leading and providing strategic direction, he is a Portfolio Manager for the International Value and SMID Value strategies. Prior to joining the firm, he spent fifteen years at William Blair in various sales and leadership roles. Before joining William Blair in 2004, he spent six years at Wasatch Advisors managing the firm's intermediary distribution business in the eastern United States. In addition to his twenty-six years of experience in institutional investment management, he also worked as an educational consultant for one year outside Tokyo, Japan and three years in Taipei, Taiwan. He graduated magna cum laude from the University of Hawaii at Manoa with a B.A. in Chinese and Economics and received his M.B.A. from the Wharton School at the University of Pennsylvania.

The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Fund.

Performance of Comparable Accounts – SMID Value ETF

In addition to serving as investment adviser to the SMID Value ETF, the Adviser has managed client accounts (the “separately managed accounts”) in its SMID Value Composite, a strategy with substantially similar objectives, policies and strategies as the SMID Value ETF. The performance information shown below represents the historical performance of the separately managed accounts as measured against a specified index. The performance of the separately managed accounts does not represent the historical performance of the SMID Value ETF and should not be considered indicative of future performance of the separately managed accounts or the SMID Value ETF. Future results will differ from past results because of differences in future behavior of the various investment markets, brokerage commissions, account expenses, the size of positions taken in relation to account size and diversification of securities, and the timing of purchases and sales, among other things. In addition, the separately managed accounts were not subject to certain investment limitations and other restrictions imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the separately managed accounts during the periods shown. Performance of the SMID Value ETF for future periods will vary, and some months, quarters, and years may result in negative performance.

The Adviser provided the information shown below and calculated the performance information. The performance results are presented in U.S. dollars, reflect the reinvestment of all income, and are presented both gross of fees and net of fees. Net composite returns include the deduction of the SMID Value ETF’s annual advisory fees and transaction costs and include the reinvestment of all income, including capital gains. Gross composite returns do not reflect the deduction of advisory fees but include the deduction of transaction costs and reinvestment of all income including capital gains.  To the extent that the operating expenses incurred by the accounts included in the separately managed accounts are higher than the expected operating expenses of the SMID Value ETF, if the performance of the separately managed accounts were restated to reflect the expected operating expenses of the SMID Value ETF, the performance shown in the charts below would have been higher.

More about the Funds	24

The method for computing historical performance may differ from the U.S. Securities and Exchange Commission’s standardized method. Investors should also be aware that the use of a methodology different from that described above to calculate performance could result in different performance data.

The Russell 2500 Value Index is an equity index which measures the performance of the smallest 2,500 stocks in the Russell 3000 Index that exhibit lower price-to-book ratios and lower forecasted growth values. The index does not reflect deductions for fees or expenses and it is not possible to invest directly in an index.

	One Year	Three Years	Since Inception (4/1/2023)
SMID Value Composite
Net Returns, after fees/ expenses	42.26%	21.14%	20.9%
Gross Returns	43.51%	22.22%	21.98%
Russell 2500 Value Index	38.58%	19.40%	19.34%

Performance of Comparable Accounts – International Value ETF

In addition to serving as investment adviser to the International Value ETF, the Adviser has managed client accounts (the “separately managed accounts”) in its International Value Composite, a strategy with substantially similar objectives, policies and strategies as the International Value ETF. The performance information shown below represents the historical performance of the separately managed accounts as measured against a specified index. The performance of the separately managed accounts does not represent the historical performance of the International Value ETF and should not be considered indicative of future performance of the separately managed accounts or the International Value ETF. Future results will differ from past results because of differences in future behavior of the various investment markets, brokerage commissions, account expenses, the size of positions taken in relation to account size and diversification of securities, and the timing of purchases and sales, among other things. In addition, the separately managed accounts were not subject to certain investment limitations and other restrictions imposed by the 1940 Act and the Internal Revenue Code which, if applicable, might have adversely affected the performance of the separately managed accounts during the periods shown. Performance of the International Value ETF for future periods will vary, and some months, quarters, and years may result in negative performance.

The Adviser provided the information shown below and calculated the performance information. The performance results are presented in U.S. dollars, reflect the reinvestment of all income, and are presented both gross of fees and net of fees. Net composite returns include the deduction of the International Value ETF’s annual advisory fees and transaction costs and include the reinvestment of all income, including capital gains. Gross composite returns do not reflect the deduction of advisory fees but include the deduction of transaction costs and reinvestment of all income including capital gains.  To the extent that the operating expenses incurred by the accounts included in the separately managed accounts are higher than the expected operating expenses of the International Value ETF, if the performance of the separately managed accounts were restated to reflect the expected operating expenses of the International Value ETF, the performance shown in the charts below would have been higher.

The method for computing historical performance may differ from the U.S. Securities and Exchange Commission’s standardized method. Investors should also be aware that the use of a methodology different from that described above to calculate performance could result in different performance data.

The MSCI EAFE Net Total Return Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries around the world, excluding the U.S. and Canada. The index does not reflect deductions for fees or expenses and it is not possible to invest directly in an index.

	One Year	Three Years	Five Years	Since Inception (8/1/2019)
International Value Composite
Net Returns, after fees/ expenses	22.10%	14.73%	9.72%	10.62%
Gross Returns	23.12%	15.68%	10.64%	11.60%
MSCI EAFE Total Return Index	20.23%	16.44%	9.05%	10.23%

More about the Funds	25

DISTRIBUTION PLAN

Each Fund has adopted a distribution plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under each Fund’s Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution services. If these distribution services are provided, the Fund may pay distribution fees at an annual rate not to exceed 0.01% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution fees are currently paid by a Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Additional Compensation to Financial Intermediaries: Northern Lights Distributors, LLC, the Funds’ distributor, its affiliates, and each Fund’s Adviser or their affiliates may, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund, including affiliates of the Adviser or Sub-Adviser. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to any Rule 12b-1 fees that the Fund could charge pursuant to a Rule 12b-1 plan and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.

DETERMINATION OF NET ASSET VALUE

 The NAV of each Fund’s shares is determined at the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open. If, for example, the NYSE closes at 1:00 p.m. New York time, each Fund’s NAV would still be determined as of 4:00 p.m. New York time. In this example, portfolio securities traded on the NYSE would be valued at their closing prices unless a “fair value” adjustment is determined to be appropriate due to subsequent events. NAV is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). A Fund’s NAV may be calculated earlier if trading on the NYSE is restricted or if permitted by the SEC. The NYSE is closed on weekends and most U.S. national holidays. However, foreign securities listed primarily on non-U.S. markets may trade on weekends or other days on which the Funds do not value their shares, which may significantly affect the Funds’ NAVs on days when you are not able to buy or sell Fund shares. Because a Fund may invest in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when a Fund does not price its shares, the value of some of the Fund’s portfolio securities may change on days when authorized participants (“APs”) may not be able to purchase or redeem Fund shares.

The Funds’ securities generally are valued at market price. If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. Fair value pricing inherently involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Fair value prices can differ from market prices when they become available or when a price otherwise becomes available. The Board has appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities, with respect to the Funds. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Valuation Designee, subject to review and approval by the Adviser’s Valuation Committee, in accordance with procedures approved by the Board. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Valuation Designee’s fair value determinations.

In certain circumstances, the Funds employ fair value pricing to ensure greater accuracy in determining daily NAVs and to prevent dilution by frequent traders or market timers who seek to exploit temporary market anomalies. Fair value pricing may be applied to foreign securities held by a Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAVs are determined. If the event may result in a material adjustment to the price of a Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that a Fund may fair value include, but are not limited to: (1) investments that are classified as illiquid or trade infrequently, which may include “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Adviser, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is no current market value quotation. The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

Distribution Plan; Determination of Net Asset Value	26

Premium/Discount Information

Most investors will buy and sell shares of a Fund in secondary market transactions through brokers at market prices and the Fund’s shares will trade at market prices. The market price of shares of a Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of a Fund.

Information regarding how often the shares of a Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at https://lonepeakglobalETFs.com.

Purchase and Sale of Shares

Shares of each Fund are listed for trading on the Exchange under the following symbol:

Fund	Symbol
SMID Value ETF	LPSV
International Value ETF	LPIV

Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

Authorized participants (“APs”) may acquire shares directly from a Fund, and APs may tender their shares for redemption directly to a Fund, at NAV per Share only in large blocks, or Creation Units, of 10,000 shares for the SMID Value ETF and 25,000 shares for the International Value ETF. Purchases and redemptions directly from a Fund must follow the Fund’s procedures, which are described in the SAI.

A Fund may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The approximate value of shares of a Fund, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for shares of the Fund and an estimated cash component may be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. Each Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the shares, and each Fund does not make any warranty as to the accuracy of these values.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares of each Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

Distribution Plan; Determination of Net Asset Value	27

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

Each Fund’s shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in a Fund’s shares occurs on the secondary market. Because the secondary market trades do not directly involve a Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that a Fund’s shares trade at or close to NAV. With regard to the purchase or redemption of Creation Units directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. A Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, each Fund imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of a Fund’s shares.

Frequent Purchases and Redemptions of Fund Shares	28

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, each Fund’s shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed for cash and/or in-kind in Creation Units at each day’s next calculated NAV. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund. Similarly, if a Fund effects redemptions for cash, such Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any gain recognized on these sales by such Fund will generally cause such Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Funds intend to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to them. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In contrast, where redemptions are effected in-kind, the shares’ in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

Ordinarily, dividends from net investment income, if any, are declared and paid by the SMID Value ETF quarterly and the International Value ETF annually. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available.

Taxes

As with any investment, you should consider how your investment in shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares.

Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:

●	A Fund makes distributions,
●	You sell your shares listed on the Exchange, and
●	You purchase or redeem Creation Units.

Taxes on Distributions

Dividends from net investment income, if any, ordinarily are declared and paid by each Fund as stated above. A Fund may also pay a special distribution at the end of a calendar year to comply with U.S. federal tax requirements. Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to U.S. federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain – a maximum of 20%. In addition, a 3.8% Medicare tax will also apply. A part of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations – the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to U.S. federal income tax (excluding real estate investment trusts (“REITs”)) and excludes dividends from foreign corporations – subject to similar restrictions.

In general, your distributions are subject to U.S. federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund (if that option is available). Distributions reinvested in additional shares of a Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the shares.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of and in reduction of your basis in the shares and as capital gain thereafter (assuming you hold the shares as capital assets). A distribution will reduce a Fund’s NAV per Share and may be taxable to you at ordinary income or capital gain rates (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, a Fund is required to withhold 24% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Dividends, Distributions, and Taxes	29

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component (as defined in the SAI) it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisors with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “FEDERAL INCOME TAX MATTERS” in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and a Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current U.S. federal income tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the shares under all applicable tax laws. See “FEDERAL INCOME TAX MATTERS” in the SAI for additional information about tax.

Dividends, Distributions, and Taxes	30

OTHER INFORMATION

Changes of Investment Policies

In accordance with Rule 35d-1 under the 1940 Act, the Lone Peak SMID Value ETF (The “SMID Value ETF”) has adopted an investment policy that it will, under normal market conditions, invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of U.S. small- and mid-cap value companies. This requirement is applied at the time of investment. The 80% investment policy of the Fund may be changed at any time by the Fund’s Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy.

In accordance with Rule 35d-1 under the 1940 Act, the Lone Peak International Value ETF (the “International Value ETF”) has adopted an investment policy that it will, under normal market conditions, invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of non-U.S. value companies. This requirement is applied at the time of investment. The 80% investment policy of the F may be changed at any time by the Fund’s Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy.

Investment by Other Investment Companies

For purposes of the 1940 Act, each Fund is a registered investment company, and the acquisition of a Fund’s shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof. Rule 12d1-4 under the 1940 Act allows a registered investment company to invest in Fund shares beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into an Investment Agreement with the Trust regarding the terms of the investment. Any investment company considering purchasing shares of a Fund in amounts that would cause it to exceed the restrictions of Section 12(d)(1) should contact the Fund.

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by each Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells the shares directly to customers or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Dealers effecting transactions in the shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Householding: To reduce expenses, each Fund mails only one copy of the prospectus and each annual and semi-annual report (or, if applicable, each notice of electronic accessibility thereof) to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the applicable Fund at (800) 811-3359 on days the Fund is open for business or contact your financial institution. A Fund will begin sending you individual copies thirty days after receiving your request.

Other Information	31

FINANCIAL HIGHLIGHTS

Because the Funds have not commenced investment operations as of the date of this Prospectus, no financial highlights are available for the Funds at this time. In the future, financial highlights will be presented in this section of the Prospectus.

Financial Highlights	32

FINANCIAL STATEMENTS AND REPORTS

Each Fund shall publish annual financial statements for each fiscal year and semi-annual reports for each six-month period. The financial statements will be prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and the annual financial statements will be audited by an independent registered public accounting firm.

Financial Statements and Reports	33

FUND SERVICE PROVIDERS

Investment Adviser
Lone Peak Global Investors, LLC
363 S. Main Street, Suite 101

Alpine, UT 84004

Investment Sub-Adviser

Tidal Investments, LLC

234 West Florida Street, Suite 700

Milwaukee, WI 53204

Fund Administrator and Fund Accountant
Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

1-513-587-3400

Custodian and Transfer Agent

U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, WI 53210

1-855-551-5521

Distributor

Northern Lights Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Counsel to the Trust
Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 4411

Fund Service Providers	34

Lone Peak Funds

FOR MORE INFORMATION

Statement of Additional Information (“SAI”)

The SAI provides additional details about the investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Shareholder Reports

Because the Funds have not commenced investment operations as of the date of this Prospectus, shareholder reports and financial statements are not available for the Funds at this time. In the future, additional information about each Fund’s investments will be available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the Funds’ annual report (when available), you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its most recent fiscal year. In Form N-CSR (when available), you will find the Funds’ annual and semi-annual financial statements.

The Funds’ SAI is available and annual and semi-annual reports, and other information such as the Funds’ financial statements, will be available, free of charge, on the Funds’ website at https://lonepeakglobalETFs.com. You can also obtain a free copy of the Funds’ SAI or annual and semi-annual reports (when such reports are available), request other information (such as the Funds’ financial statements, when available), or inquire about a Fund by contacting a broker that sells shares of the Fund or by calling the Funds (toll-free) at (800) 811-3359 or by writing to:

Lone Peak Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246

Reports and other information about the Funds are available:

●	Free of charge on the SEC’s EDGAR Database on the SEC’s website at http://www.sec.gov; or

●	For a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(Investment Company Act file no. 811-23373.)

Statement of Additional Information

LONE PEAK SMID VALUE ETF (LPSV)
Listed and Traded on NYSE Arca

LONE PEAK INTERNATIONAL VALUE ETF (LPIV)
Listed and Traded on NYSE Arca

September 10, 2026

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the prospectus of the Lone Peak SMID Value ETF and Lone Peak International Value ETF (each a “Fund,” and collectively, the “Funds”) dated September 10, 2026, as may be amended from time to time (the “Prospectus”). The Prospectus is hereby incorporated by reference, which means it is legally part of this document. Each Fund is a series of Exchange Place Advisors Trust (the “Trust”). Lone Peak Global Investors, LLC (“Lone Peak” or the “Adviser”) is the investment adviser to the Funds. A copy of the Funds’ Prospectus may be obtained on the Funds’ website, https://lonepeakglobalETFs.com or by contacting the Fund at the address or telephone number specified below.

Lone Peak Funds
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246
(800) 811-3359

TABLE OF CONTENTS

THE TRUST AND THE FUNDS	1

INVESTMENT STRATEGIES, POLICIES AND RISKS	1

MANAGEMENT OF THE FUNDS	16

PORTFOLIO TRANSACTIONS AND BROKERAGE	24

PORTFOLIO TURNOVER	25

PROXY VOTING POLICY	25

CODES OF ETHICS	26

ANTI-MONEY LAUNDERING PROGRAM	26

PORTFOLIO HOLDINGS INFORMATION	26

DETERMINATION OF NET ASSET VALUE	27

PURCHASE AND REDEMPTION OF FUND SHARES	28

FEDERAL INCOME TAX MATTERS	34

DIVIDENDS AND DISTRIBUTIONS	39

GENERAL INFORMATION	39

FINANCIAL STATEMENTS	40

APPENDIX A – DESCRIPTION OF SECURITIES RATINGS	A-1

APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES	B-1

THE TRUST AND THE FUNDS

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on August 2, 2018. The Trust currently consists of several series of shares of beneficial interest. This SAI relates only to the Lone Peak SMID Value ETF and Lone Peak International Value ETF (each a “Fund,” and collectively, the “Funds”), and not to the other series of the Trust.

The Trust is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company. The Prospectus of the Funds and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Funds are each a non-diversified fund, which means they are not subject to the diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), which generally limits investments, as to 75% of a fund’s total assets, to no more than 5% of its total assets in the securities of one issuer (and in not more than 10% of the outstanding voting securities of an issuer), excluding cash, government securities, and securities of other investment companies.

In accordance with Rule 35d-1 under the 1940 Act, the Lone Peak SMID Value ETF (The “SMID Value ETF”) has adopted an investment policy that it will, under normal market conditions, invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of U.S. small- and mid-cap value companies. This requirement is applied at the time of investment. The 80% investment policy of the Fund may be changed at any time by the Fund’s Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy.

In accordance with Rule 35d-1 under the 1940 Act, the Lone Peak International Value ETF (the “International Value ETF”) has adopted an investment policy that it will, under normal market conditions, invest at least 80% of its net assets (including amounts borrowed for investment purposes) in equity securities of non-U.S. value companies. This requirement is applied at the time of investment. The 80% investment policy of the F may be changed at any time by the Fund’s Board of Trustees. Shareholders will be given written notice at least 60 days prior to any change by the Fund of its 80% investment policy.

The SMID Value ETF will issue and redeem Shares at net asset value (“NAV”) only in aggregations of 10,000 Shares (a “Creation Unit”). The International Value ETF will issue and redeem Shares at NAV only in aggregations of 25,000 Shares (a “Creation Unit”). Each Fund will issue and redeem Creation Units principally in exchange for a deposit of a specified cash payment, plus a transaction fee. Each Fund may also issue and redeem Creation Units in exchange for an in-kind deposit of a basket of designated securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. Each Fund is approved for listing on the NYSE Arca, Inc. (the “Exchange” or “NYSE Arca”). Shares will trade on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of a Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

Each Fund reserves the right to offer creations and redemptions of Shares for cash or in-kind at its discretion. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 115% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees, may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions. See PURCHASE AND REDEMPTION OF FUND SHARES below.

Exchange Listing and Trading

In order to provide additional information regarding the indicative value of Shares of a Fund, the Exchange or a market data vendor may disseminate every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated “intraday indicative value” (“IIV”) for such Fund as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIV and makes no representation or warranty as to the accuracy of the IIV.

INVESTMENT STRATEGIES, POLICIES AND RISKS

The Funds’ principal investment strategies and the summaries of risks associated with the same are described in the Funds’ Prospectus. The discussion below provides additional information pertaining to those principal investment strategies and related risks, as well as additional information about other investment strategies that the Funds may utilize and related risks that may apply to the Funds, even though they are not considered to be “principal” investment strategies of the Funds. Accordingly, an investment strategy and related risk that is described below, but which is not described in the Funds’ Prospectus, should not be considered to be a principal investment strategy or principal risk applicable to the Funds.

The Funds may engage in any of the investment strategies or purchase any of the investments described below directly, through their investment in one or more other investment companies, or through hybrid instruments, structured investments, or other derivatives.

PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND RISKS

EQUITY SECURITIES

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

The fundamental risk of investing in common stock is that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. While common stocks have historically provided greater long-term returns than preferred stocks, fixed-income and money market investments, common stocks have also experienced significantly more volatility than the returns from those other investments.

Sector Risk. To the extent a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

●	Communication Services Sector Risk. Companies in the communications services sector are subject to the risk that they will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions, and/or increased competition.

●	Consumer Discretionary Sector Risk. Companies in the consumer discretionary sector are subject to fluctuations in supply and demand. These companies may also be adversely affected by changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

●	Consumer Staples Sector Risk. The performance of companies in the consumer staples sector may be affected by, among other things, marketing campaigns, changes in consumer demands, government regulations and changes in commodity prices.

●	Energy Sector Risk. Companies in the energy sector may be adversely affected by fluctuations in energy prices and supply and demand of energy fuels. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. The demand for oil and other energy commodities was adversely impacted by the COVID-19 pandemic. Future pandemics could lead to reduced production and price volatility.

●	Financials Sector Risk. The performance of companies in the financials sector, as traditionally defined, may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted.

●	Health Care Sector Risk. The performance of companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims.

●	Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

●	Information Technology Sector Risk. Information Technology companies face intense competition and potentially rapid product obsolescence. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. Companies in the information technology sector may face obsolescence and are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

●	Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, changes in exchange rates, social and political unrest, war, depletion of resources, decreases in demand, over-production, litigation and changes in government regulations, among other factors.

●	Real Estate Sector Risk. Securities in the real estate sector are susceptible to the risks associated with the real estate industry in general. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Certain investments in real estate-related investments were negatively affected by the COVID-19 pandemic. Potential impacts of pandemics on the real estate sector include lower occupancy rates, decreased lease payments, defaults, and foreclosures, among other consequences.

●	Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Companies in the utilities sector may be adversely affected due to increases in commodity and operations costs, rising costs of financing capital construction and the cost of complying with government regulations, among other factors. Deregulation may subject utility companies to greater competition and may adversely affect their profitability. As deregulation allows utility companies to diversify outside of their original geographic regions and their traditional lines of business, utility companies may engage in riskier ventures.

Preferred Stock

A Fund may invest in preferred securities (also known as preferred stock). Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and a share of the proceeds resulting from the issuer’s liquidation although preferred stock is usually subordinate to the debt securities of the issuer. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as the holders of the issuer’s common stock. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. In addition, a Fund may receive stocks or warrants as a result of an exchange or tender of fixed income securities. Preference stock, which is more common in emerging markets than in developed markets, is a special type of common stock that shares in the earnings of an issuer, has limited voting rights, may have a dividend preference, and may also have a liquidation preference. Depending on the features of the particular security, holders of preferred and preference stock may bear the risks regarding common stock or fixed income securities.

Micro-, Small-, and Mid-Cap-Sized Stocks (SMID Value ETF)

A Fund may invest in stock of companies with market capitalizations that are small compared to other publicly traded companies. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require such Fund to liquidate some of its securities positions. In addition, it may be prudent for a Fund, as its asset size grows, to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund’s asset size increases, such Fund may reduce its exposure to small capitalization securities that have decreased liquidity, which could adversely affect performance.

Stocks of companies with medium market capitalizations (i.e., mid-cap companies) share some of the risk characteristics of investments in stocks of companies with small market capitalizations described above, although mid-cap companies tend to have longer operating histories, broader product lines and greater financial resources and their stocks tend to be more liquid and less volatile than those of smaller capitalization issuers.

Large-Cap-Sized Stocks (International Value ETF)

A Fund may invest in stock of companies with market capitalizations that are larger than small- and mid-cap companies. Large cap companies may be unable to attain or maintain the high growth rate of successful smaller companies (compared to small- and mid-cap companies) during times of economic expansion. The securities of large-capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities, such as changes in technology and consumer tastes.

Exchange-Traded Funds (“ETFs”) and Mutual Funds

A Fund may invest in ETFs. ETFs are pooled investment vehicles that generally seek to track the performance of specific indices. ETFs may be organized as open-end funds or as unit investment trusts (“UITs”). Their shares are listed on stock exchanges and can be traded throughout the day at market-determined prices.

An ETF generally issues index-based investments in aggregations of 50,000 shares known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the applicable index (the “Index”), (b) a cash payment equal to a pro rata portion of the dividends accrued on the ETF’s portfolio securities since the last dividend payment by the ETF, net of expenses and liabilities, and (c) a cash payment or credit (“Balancing Amount”) designed to equalize the net asset value (“NAV”) of the Index and the NAV of a Portfolio Deposit.

Shares of ETFs are not individually redeemable, except upon termination of the ETF. To redeem shares of an ETF, an investor must accumulate enough shares of the ETF to reconstitute a Creation Unit. The liquidity of small holdings of ETF shares, therefore, will depend upon the existence of a secondary market for such shares. The secondary market is where individual investors can trade as little as a single share. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of ETF shares is based upon (but not necessarily identical to) the value of the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of ETF shares is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for ETF shares is based on a basket of stocks. Disruptions in the markets for the securities underlying ETF shares purchased or sold by a Fund could result in losses on such shares. There is no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of any ETF will continue to be met.

A Fund’s investment in ETFs and mutual funds (including other funds managed by the Adviser or Sub-Adviser) generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. An ETF may also trade at a discount to its NAV. For example, where all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading is open, there may be changes between the last quote from its closed foreign market and the value of such security during the ETF’s domestic trading day. This could, in turn, result in differences between the market price of the ETF’s shares and the underlying value of those shares. The Funds may pay brokerage commissions in connection with the purchase and sale of shares of investment companies. In addition, a Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. The Funds will be indirectly exposed to the risks of the portfolio assets held by an underlying fund in which the Fund invests, including, but not limited to, derivatives, currencies and leverage risk. Investments in ETFs and mutual funds are also subject to the following additional risks:

●	Expenses. The cost of investing in a Fund investing in other investment companies will generally be higher than the cost of investing directly in investment companies, because you will indirectly bear fees and expenses charged by the underlying investment companies in which a Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

●	Investment Limitation. Under Section 12(d)(1) of the 1940 Act, a Fund is generally subject to limits on investments in shares of other investment companies. However, a Fund is permitted to invest in investment companies beyond these limits, subject to certain terms and conditions set forth in SEC rules. Accordingly, the limitations, or satisfaction of certain conditions specified in the rules, may prevent a Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

●	Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that a Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that a Fund’s NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF).

●	Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which a Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of a Fund’s investment in the ETF’s shares.

●	Registration. Shareholders of ETFs that are registered under the Securities Act of 1933, as amended (the “1933 Act”) but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

●	Sampling Risk. Index-based fund investments may utilize a representative sampling approach to track their respective underlying indices. Index-based fund investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the fund investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a fund investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a fund investment could result in a greater decline in NAV than would be the case if the fund investment held all of the securities in the underlying index.

●	Tracking Risk. Index-based fund investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, fund investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a fund investment’s ability to track its applicable indices or match its performance.

Initial Public Offerings

A Fund may purchase securities of companies in initial public offerings (“IPOs”). By definition, IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include limited numbers of shares available for trading, unseasoned trading, lack of investor knowledge of the companies, and limited operating history, all of which may contribute to price volatility. Many IPOs are issued by undercapitalized companies of small or micro-cap size. The effect of IPOs on a Fund’s performance depends on a variety of factors, including the number of IPOs a Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.

DEBT SECURITIES

U.S. Government Obligations

A Fund may invest in U.S. government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.

Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so. In addition, the U.S. government and its agencies and instrumentalities do not guarantee the value of their securities which are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

FOREIGN (NON-U.S.) INVESTMENTS

A Fund may make foreign investments. Investments in the securities of foreign issuers and other non-U.S. investments may involve risks in addition to those normally associated with investments in the securities of U.S. issuers or other U.S. investments. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, and the imposition or tightening of exchange controls and limitations on the repatriation of foreign capital. Other risks stem from potential changes in governmental attitude or policy toward private investment, which in turn raises the risk of nationalization, increased taxation or confiscation of foreign investors’ assets.

The financial problems in global economies over the past several years, including the European sovereign debt crisis, may continue to cause high volatility in global financial markets. In addition, global economies are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact a different country or region. The severity or duration of these conditions may also be affected if one or more countries leave the Euro currency or by other policy changes made by governments or quasi-governmental organizations.

Additional non-U.S. taxes and expenses may also adversely affect each Fund’s performance, including foreign withholding taxes on foreign securities’ dividends. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Foreign companies may be subject to different accounting, auditing and financial reporting standards. To the extent foreign securities held by a Fund are not registered with the SEC or with any other U.S. regulator, the issuers thereof will not be subject to the reporting requirements of the SEC or any other U.S. regulator. Accordingly, less information may be available about foreign companies and other investments than is generally available on issuers of comparable securities and other investments in the United States. Foreign securities and other investments may also trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities and other investments.

Future political and economic developments, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign banks and foreign branches of domestic banks are subject to less stringent reserve requirements, and to different accounting, auditing, and recordkeeping requirements. Also, the legal remedies for investors may be more limited than the remedies available in the United States.

Given the interconnectedness of global economies, a negative event or development to a single (or small number of) issuer or country could impact other markets. For example, the decline in the U.S. subprime mortgage market quickly spread throughout global credit markets, triggering a liquidity crisis that affected fixed-income and equity markets around the world. European countries can be affected by the significant fiscal and monetary controls that the European Economic and Monetary Union (“EMU”) imposes for membership. Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership. Europe’s economies are diverse and its governments are decentralized, and its cultures vary widely. Several European Union (“EU”) countries, including Greece, Ireland, Italy, Spain and Portugal, have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among EMU member countries. It is also possible that one or more of the EMU member countries could abandon the euro and return to a national currency and/or that the euro will cease to exist as a single currency in its current form. The effects of such abandonment or a country’s forced expulsion from the euro on that country, the rest of the EMU, and global markets are impossible to predict, but are likely to be negative. Such an exit by one country may also increase the possibility that additional countries may exit the euro should they face similar financial difficulties.

Investing in foreign securities also includes the economic and political risks associated with the countries in which the securities are issued. For example, the departure of the United Kingdom (the “UK”) from the EU in 2020 (commonly referred to as “Brexit”) could have a lasting impact on the currency volatility and economic growth in Europe among other political, regulatory, economic and market outcomes that cannot be predicted. Another example is Russia’s military incursion in Ukraine. This action led to sanctions being levied against Russia by the United States, EU and other countries, which could adversely affect European and global energy and financial markets, as well as commodity prices, supply chains and global trade. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching, and the resulting market volatility may have an adverse effect on the performance of the Funds.

Japan’s economy is heavily dependent upon international trade and is especially sensitive to trade barriers and disputes. Domestic or foreign trade sanctions or other protectionist measures may also adversely impact Japan’s economy. In particular, Japan relies on large imports of agricultural products, raw materials and fuels. Japan also remains heavily dependent on oil imports, and a substantial rise in commodity prices, or a fall-off in Japan’s manufactured exports, may affect Japan’s economy adversely. Additionally, slowdowns in the economies of key trading partners such as the United States, China and countries in Southeast Asia could have a negative impact on the Japanese economy.

The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the economy. The Japanese yen may also be affected by currency volatility elsewhere in Asia, particularly Southeast Asia. The Japanese securities markets are less regulated than the U.S. markets. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders’ rights also are not always enforced.

Japan has had territorial disputes and/or defense issues with China, North Korea, South Korea and Russia, among others. In the past several years, Japan’s relationship with North Korea has been especially strained because of increased nuclear and military activity by North Korea. Japan’s disputes with neighboring countries have the potential to cause uncertainty in the Japanese markets and affect the overall Japanese economy in times of crisis.

To the extent a Fund invests in investments located in South Korea, the Fund will be susceptible to adverse market, political, regulatory and geographic events affecting South Korea. The South Korean economy is dependent on the economies of other Asian countries, especially China and Southeast Asia, and the United States as key trading partners. Furthermore, South Korea’s economy may be significantly affected by currency fluctuations and increasing competition from Asia’s other low-cost emerging economies. Like Japan, tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate of South Korea.

Changes in foreign exchange rates will affect the value in U.S. dollars of any foreign currency-denominated securities and other investments held by the Funds. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from any foreign securities and other investments will be received and realized in foreign currencies, and each Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar occurring after a Fund’s income has been earned and computed in U.S. dollars may require such Fund to liquidate portfolio securities or other investments to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, such Fund may be required to liquidate additional portfolio securities or other investments to purchase the U.S. dollars required to meet such expenses.

Each Fund may purchase foreign bank obligations. In addition to the risks described above that are generally applicable to foreign investments, the investments that a Fund makes in obligations of foreign banks, branches or subsidiaries may involve further risks, including differences between foreign banks and U.S. banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign government laws or restrictions applicable to the payment of certificates of deposit or time deposits that may affect adversely the payment of principal and interest on the securities and other investments held by a Fund.

Investments in France. (International Value ETF). Investments in French issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to France. France, as a member of the EMU, must comply with certain restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the French economy as well as the economies of some or all European countries. France also depends on the strength of its agricultural exports and, thus, is vulnerable to fluctuations in demand for agricultural products. These and other factors could have a negative impact on the Fund’s performance.

Investments in Germany. (International Value ETF). Investments in German issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Germany. Germany, as a member of the EMU, must comply with certain restrictions on inflation rates, deficits, debt levels, and fiscal and monetary controls. The implementation of any such restrictions or controls, the default of an EU member country on its sovereign debt, significant fluctuations in the euro’s exchange rate, or a change in EU or governmental trade regulations could each have a significant impact on the German economy as well as the economies of some or all European countries. Furthermore, the German economy has become dependent on the economies of certain key trading partners, including the U.S. and other European countries, due to its large manufacturing and industrials sectors. These and other factors could have a negative impact on the Fund’s performance.

Investments in Japan. (International Value ETF). Japan’s economic growth rate has remained relatively low and it may remain low in the future and/or continue to lag the growth rates of other developed nations and its Asian neighbors. Economic growth in Japan is heavily dependent on international trade, government support of the financial services sector and other troubled sectors, and consistent government policy supporting its export market. In the past, Japanese exports have been adversely affected by trade tariffs and other protectionist measures as well as increased competition from developing nations. Japan has few natural resources and is heavily dependent on oil imports. Higher commodity prices could therefore have a negative impact on the Japanese economy. Slowdowns in the economies of key trading partners such as the United States, China and/or countries in Southeast Asia, including economic, political, or social instability in such countries, could also have a negative impact on the Japanese economy as a whole. Despite the emergence of China as an important trading partner of

Japan, strained relationships between Japan and its neighboring countries, including China, Russia, South Korea, and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also inject uncertainty into Japanese markets. Increased political tension between countries in the region could adversely affect the Japanese economy and, in the event of a crisis, destabilize the region. The Japanese economy is also vulnerable to concerns of economic slowdown from within the Japanese financial system, including high levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. Japanese currency fluctuations may also adversely impact the Japanese economy and its export market. In the past, the Japanese government has intervened in its currency market to maintain or reduce the value of the yen. Any such intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. In addition, Japan’s labor market is adapting to an aging workforce, declining population, and demand for increased labor mobility. These demographic shifts and fundamental structural changes to the labor market may negatively impact Japan’s economic competitiveness.

Natural disasters, such as earthquakes, volcanic eruptions, typhoons, and tsunamis, could occur in Japan or the surrounding areas and could negatively impact the Japanese economy, and therefore have a negative impact on the Fund’s performance.

Investments in the United Kingdom. (International Value ETF). Investments in issuers from the United Kingdom may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe and trades heavily with other European countries and the United States. The economy of the United Kingdom, as well as the strength of its currency, the British pound, may be impacted by changes to the economic health of its primary trade partners, which include other European countries as well as the United States. The United Kingdom also relies heavily on the export of financial services. Accordingly, a slowdown in the financial services sector may have an adverse impact on the United Kingdom’s economy. On January 31, 2020, the United Kingdom formally exited the EU. These and other factors could have a negative impact on the Fund’s performance.

Emerging Markets

A Fund may invest in companies organized or doing substantial business in emerging market countries or developing countries as defined by the World Bank, International Financial Corporation or the MSCI, Inc. emerging market indices or other comparable indices. The risks associated with foreign investment may be magnified in emerging markets as these countries are often undergoing significant evolution and rapid development, and lack the political and economic stability of more developed countries. Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of a Fund.

The economies of emerging countries may suffer from unfavorable growth of gross domestic product, rates of inflation and hyperinflation, capital reinvestment, resources, self-sufficiency and balance of payments. Many emerging countries have experienced in the past, and continue to experience, high rates of inflation. In certain countries inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries. Other emerging countries, on the other hand, have recently experienced deflationary pressures and are in economic recessions. The economies of many emerging countries are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners. In addition, the economies of some emerging countries are vulnerable to weakness in world prices for their commodity exports.

Risks related to currencies and corporate actions are also greater in emerging countries than in developed countries. For example, some emerging countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Certain emerging countries may experience sudden and large adjustments in their currency, which can have a disruptive and adverse effect on foreign investors. Some emerging countries have a higher risk of currency devaluations, and some of these countries may experience sustained periods of high inflation or rapid changes in inflation rates which can have negative effects on a country’s economy and securities markets. Some emerging countries may impose restrictions on the free conversion of their currencies into foreign currencies, including the U.S. dollar. Corporate action procedures in emerging countries may be less reliable and have limited or no involvement by the depositories and central banks. Lack of standard practices and payment systems can lead to significant delays in payment.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies. Therefore, government actions in the future could have a significant effect on economic conditions in developing countries, which could affect the private sector companies in which a Fund invests.

Depositary Receipts

A Fund may invest in depository receipts. American Depositary Receipts (“ADRs”) are negotiable receipts issued by a U.S. bank or trust company that evidence ownership of securities in a foreign (non-U.S.) issuer which have been deposited with such bank or trust company’s office or agent in a foreign country. European Depositary Receipts (“EDRs”) are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of a European country. Global Depositary Receipts (“GDRs”) are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. Canadian Depositary Receipts (“CDRs”) are negotiable receipts issued by a Canadian bank or trust company that evidence ownership of securities in a foreign company which have been deposited with such bank or trust company’s office or agent in a foreign country.

Investing in ADRs, EDRs, GDRs, and CDRs presents risks that may not be equal to the risk inherent in holding the equivalent shares of the same companies that are traded in the local markets even though a Fund will purchase, sell and be paid dividends on ADRs in U.S. dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. A Fund may be required to pay foreign withholding or other taxes on certain ADRs, EDRs, GDRs, or CDRs that it owns, but investors may or may not be able to deduct their pro-rata share of such taxes in computing their taxable income, or take such shares as a credit against their U.S. federal income tax. See “Federal Income Tax Matters.” ADRs, EDRs, GDRs, and CDRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs, EDRs, GDRs, and CDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. Unsponsored ADRs, EDRs, GDRs, and CDRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States. While readily exchangeable with stock in local markets, unsponsored ADRs, EDRs, GDRs, and CDRs may be less liquid than sponsored ADRs, EDRs, GDRs, and CDRs. Additionally, there generally is less publicly available information with respect to unsponsored ADRs, EDRs, GDRs, and CDRs.

SHORT-TERM INVESTMENTS

A Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. Each Fund may acquire certificates of deposit, bankers’ acceptances and time deposits in U.S. dollar or foreign currencies. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. The commercial banks issuing these short-term instruments which a Fund may acquire must, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government. If a Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred if a Fund invests only in debt obligations of U.S. domestic issuers. See “Foreign Investments” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located, the possible confiscation or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which may adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds and the interest income generated from lending operations. General economic conditions and the quality of loan portfolios affect the banking industry.

As a result of federal and state laws and regulations, domestic banks are required to maintain specified levels of reserves, limited in the amount that they can loan to a single borrower, and are subject to regulations designed to promote financial soundness. However, such laws and regulations may not necessarily apply to foreign banks, thereby affecting the risk involved in bank obligations that a Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment strategies and policies stated above and in the Prospectus, a Fund may invest in interest-bearing time deposits or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. Each Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. Each Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Each Fund’s investment in commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix A.

Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations, i.e., credit risk. The Adviser may actively expose a Fund to credit risk. However, there can be no guarantee that the Adviser will be successful in making the right selections and thus fully mitigate the impact of credit risk changes on a Fund.

OTHER INVESTMENT STRATEGIES, POLICIES AND RISKS

BORROWING

A Fund may engage in limited borrowing activities. Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. Furthermore, if a Fund were to engage in borrowing, an increase in interest rates could reduce the value of a Fund’s shares by increasing a Fund’s interest expense. Subject to the limitations described under “Investment Limitations” below, each Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of a Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of a Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if a Fund sells securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest charges which may or may not be recovered by appreciation of the securities purchased, if any. A Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

FOREIGN CURRENCY TRANSACTIONS

A Fund may conduct foreign currency exchange transactions either on a spot, i.e., cash, basis at the prevailing rate in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be derivatives. A Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, a Fund may enter into forward contracts to hedge against risks arising from securities a Fund owns or anticipates purchasing or the U.S. dollar value of interest and dividends paid on those securities.

If a Fund delivers the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency by selling some of the Fund’s assets that are denominated in that specific currency. A Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

Foreign currency transactions involve certain costs and risks. A Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in predicting currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for a Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and deliver the foreign currency. The use of forward contracts as a hedging technique does not eliminate the fluctuation in the prices of the underlying securities the Fund owns or intends to acquire, but it fixes a rate of exchange in advance. Although forward contracts can reduce the risk of loss if the values of the hedged currencies decline, these instruments also limit the potential gain that might result from an increase in the value of the hedged currencies.

There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market. Since foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, a Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. A Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase.

MARKET CONDITIONS

Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; steep declines in oil prices; dramatic changes in currency exchange rates; China’s economic slowdown; and public health crises (including the occurrence of a contagious disease or illness, such as COVID-19). Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Such events may cause significant declines in the values and liquidity of many securities and other instruments. It is impossible to predict whether such conditions will recur. Because such situations may be widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of such events.

Current events such as the political turmoil within the U.S. and abroad may also impact the Funds. Although the U.S. government has honored its credit obligations, it remains possible that the U.S. could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the U.S. would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the Funds’ investments. Similarly, political events within the U.S. at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of the Funds’ investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets. The current contentious domestic political environment, as well as political and diplomatic events within the U.S. and abroad, such as presidential elections in the U.S. or abroad may adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Funds’ investments and operations. The change in the U.S. presidential administration in 2025 has resulted in significant impacts to international trade relations, tax, and immigration policies, and other aspects of the national and international political and financial landscape, which could affect, among other things, inflation and the securities markets generally.

PANDEMIC RISK

Disease outbreaks that affect local economies or the global economy may materially and adversely impact the Funds and/or the Adviser’s business. For example, uncertainties regarding the Coronavirus (“COVID-19”) outbreak resulted in serious economic disruptions across the globe. These types of outbreaks can be expected to cause severe disruptions to core business activities such as manufacturing, purchasing, tourism, business conferences and workplace participation, among others. These disruptions may lead to instability in the market place, including stock market losses and overall volatility, similar to that which occurred in connection with COVID-19. In the past, in the face of such instability, governments have taken extreme and unpredictable measures to combat the spread of disease and mitigate the resulting market disruptions and losses. The Adviser and the Sub-Adviser have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and periodically test those plans. However, in the event of a future pandemic or an outbreak, there can be no assurance that the Adviser, the Sub-Adviser or the Funds’ service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

REDEMPTION RISK

A Fund may need to sell portfolio securities to meet redemption requests. A Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of the Fund’s shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities have decreased liquidity. In such events, a Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. A Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

TEMPORARY INVESTMENTS

A Fund may take temporary defensive measures that are inconsistent with a Fund’s normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other market-related conditions as determined by the Adviser. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. government and its agencies, commercial paper, and bank certificates of deposit; (2) repurchase agreements involving any such securities; and (3) other money market instruments. Each Fund also may invest in shares of money market mutual funds to the extent permitted under applicable law. Money market mutual funds are investment companies, and the investments in those companies by a Fund are in some cases subject to certain fundamental investment restrictions. As a shareholder in a mutual fund, each Fund will bear its ratable share of its expenses, including management fees, and will remain subject to payment of the fees to the Adviser, with respect to assets so invested. A Fund may not achieve its investment objective during temporary defensive periods.

DEVELOPMENTS IN THE CHINA REGION

After nearly 30 years of unprecedented growth, the People’s Republic of China now faces a slowing economy. The real estate market, which many observers believed to be inflated, has begun to decline. Local governments, which had borrowed heavily to bolster growth, face high debt burdens and limited revenue sources. The Chinese economy is heavily dependent on its large export sector and its economic growth may be adversely affected by trade disputes with key trading partners and escalating tariffs imposed on goods and services it produces. A national economic slowdown in the export sector may also affect companies that are not heavily dependent on exports. Companies that rely on imported products may experience increased costs of production or reduced profitability, which may harm consumers, investors and the domestic economy as a whole. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of Fund securities valued in U.S. dollars. The potential threat of trade disputes may also negatively affect investor confidence in the markets generally and investment growth.

Additionally, Chinese actions to lay claim to disputed islands have caused relations with China’s regional trading partners to suffer, and could cause further disruption to regional and international trade. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on its economy. In the long run, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment.

In addition, there has been enhanced regulatory focus in the U.S. on access to audit and other information regarding Chinese companies. In November 2020, an executive order was issued prohibiting investments in certain Chinese companies that might be owned or controlled by the military, resulting in NASDAQ removing shares of certain companies from its indexes and the NYSE delisting certain companies. In December 2020, the Holding Foreign Companies Accountable Act (“HFCAA”) was signed into law, requiring the SEC to ban trading on all U.S. exchanges of any foreign company for which the Public Company Accounting Oversight Board (“PCAOB”) is unable to inspect audit workpapers for three consecutive years, which is a particular threat to Chinese companies as PCAOB inspection of the audit work of foreign accounting firms conflicts with Chinese law and policy. The enactment of the HFCAA and other efforts to increase U.S. regulatory access to audit workpapers could cause investor uncertainty, and the market price of any Chinese securities held by the Funds could be adversely affected. In addition, PCAOB’s inability to evaluate the audits and quality control procedures of auditors deprive investors of the transparency and protections provided by such evaluations and may subject such investors to a heightened risk of fraud. The composition of an emerging market index generally will not weigh individual securities by investor protection considerations. Therefore, to the extent a Fund tracks an emerging market index, it could invest in companies that lack transparency and other investor protections.

There are special risks associated with investments in China, Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Hong Kong or Taiwan could be adversely affected by a deterioration in their prospective political and economic relationships with China.

EUROPE-RECENT EVENTS

A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

The EU currently faces major issues involving its membership, structure, procedures and policies, including the successful political, economic and social integration of new member states, the EU’s resettlement and distribution of refugees, and resolution of the EU’s problematic fiscal and democratic accountability. In addition, one or more countries may abandon the Euro, the common currency of the EU, and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Additionally, the full effects of Brexit are unknown at this time and could negatively impact the value of a Fund’s investments. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by these actions. Further insecurity in EU membership or the abandonment of the euro, could exacerbate market and currency volatility and negatively impact a Fund’s investments in securities issued by companies located in EU countries. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur in other countries in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. Recent and upcoming European elections could, depending on the outcomes, further call into question the future direction of the EU. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. The impact of these actions, especially if they occur in a disorderly fashion, is not clear, but could be significant and far-reaching. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

In addition, Russia’s recent military incursions in Ukraine have led to sanctions being levied against Russia by the United States, EU and other countries, which could adversely affect European and global energy and financial markets, as well as commodity prices, supply chains and global trade. This and future geopolitical tensions could have an outsized impact on a Fund’s investments due to its exposure to frontier markets, commodities, and energy.

CYBERSECURITY RISK

Like other funds and other parts of the modern economy, the Funds and their service providers, as well as exchanges and market participants through or with which the Funds trade and other infrastructures, services and parties on which the Funds or their service providers rely, are susceptible to ongoing risks and threats resulting from and related to cyber incidents. Cyber incidents can result from unintentional events (such as an inadvertent release of confidential information) or deliberate attacks by insiders or third parties, including cyber criminals, competitors, nation-states and “hacktivists,” and can be perpetrated by a variety of complex means, including the use of stolen access credentials, malware or other computer viruses, ransomware, phishing, structured query language injection attacks, and distributed denial of service attacks, among other means. Cyber incidents may result in actual or potential adverse consequences for critical information and communications technology, systems and networks that are vital to the Funds’ or their service providers’ operations or otherwise impair Fund or service provider operations. For example, a cyber incident may cause operational disruptions and failures impacting information systems or information that a system processes, stores, or transmits, such as by theft, damage or destruction, or corruption or modification of and denial of access to data maintained online or digitally, denial of service on websites rendering the websites unavailable to intended users or not accessible for such users in a timely manner, and the unauthorized release or other exploitation of confidential information.

A cyber incident could adversely impact a Fund and its shareholders by, among other things, interfering with the processing of shareholder transactions or other operational functionality, impacting the Fund’s ability to calculate its net asset value or other data, causing the release of private shareholder information (i.e., identity theft or other privacy breaches) or confidential Fund information or otherwise compromising the security and reliability of information, impeding trading, causing reputational damage, and subjecting the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation or remediation costs, litigation expenses and additional compliance and cybersecurity risk management costs, which may be substantial. A cyber incident could also adversely affect the ability of a Fund (and the Adviser or Sub-Adviser) to invest or manage the Fund’s assets.

Although the Funds and their service providers, as well as exchanges and market participants through or with which the Funds trade and other infrastructures on which the Funds or their service providers rely, may have established business continuity plans and systems reasonably designed to protect from and/or defend against the risks or adverse consequences associated with cyber incidents, there are inherent limitations in these plans and systems, including that certain risks may not yet be identified, in large part because different or unknown threats may emerge in the future and the threats continue to rapidly evolve and increase in sophistication. As a result, it is not possible to anticipate and prevent every cyber incident and attempts to mitigate the occurrence or impact of a cyber incident may be unsuccessful. The nature, extent, and potential magnitude of the adverse consequences of a cyber incident cannot be predicted accurately but may result in significant risks and costs to a Fund and its shareholders.

The issuers of securities in which a Fund invests are also subject to the ongoing risks and threats associated with cyber incidents. These incidents could result in adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value. For example, a cyber incident involving an issuer may include the theft, destruction or misappropriation of financial assets, intellectual property or other sensitive information belonging to the issuer or their customers (i.e., identity theft or other privacy breaches). As a result, the issuer may experience the types of adverse consequences summarized above, among others (such as loss of revenue), despite having implemented preventative and other measures reasonably designed to protect from and/or defend against the risks or adverse effects associated with cyber incidents.

The Funds and their service providers, as well as exchanges and market participants through or with which the Funds trade and other infrastructures on which the Funds or their service providers rely, are also subject to the risks associated with technological and operational disruptions or failures arising from, for example, processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, errors in algorithms used with respect to a Fund, changes in personnel, and errors caused by third parties or trading counterparties. Although the Funds attempt to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Funds or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service.

Cyber incidents and operational errors or failures or other technological issues may adversely affect a Fund’s ability to calculate its net asset value correctly, in a timely manner or process trades or Fund or shareholder transactions, including over a potentially extended period. The Funds do not control the cybersecurity or other operational defense plans or systems of their service providers, intermediaries, companies in which it invests or other third-parties. The value of an investment in Fund shares may be adversely affected by the occurrence of the cyber incidents and operational errors or failures or technological issues summarized above or other similar events and a Fund and its shareholders may bear costs tied to these risks.

OPERATIONAL RISK

An investment in a Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Fund. While the Funds seek to minimize such events through controls and oversight, there may still be failures that could cause losses to a Fund.

NON-DIVERSIFICATION RISK

Each Fund is a non-diversified ETF and, as such, it is not subject to the diversification requirements under the 1940 Act. Under the 1940 Act, a diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of one issuer (and in not more than 10% of the outstanding voting securities of an issuer), excluding cash, Government securities, and securities of other investment companies. Accordingly, the Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund. As a result, a decline in the value of those holdings would cause an overall decline in value to decline to a greater degree than if each of these vehicles held a more diversified portfolio.

INVESTMENT RESTRICTIONS

Each Fund has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority” of the outstanding voting securities of the Fund, as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” of a Fund means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund. Each Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval.

Each Fund may not:

1.	Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow from banks in amounts not exceeding one-third of its net assets (including the amount borrowed);

2.	Act as underwriter, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio;

3.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry or group of industries (other than securities issued by the U.S. government, its agencies or instrumentalities);

4.	Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, such as REITs);

5.	Make loans of money, except (a) for purchases of debt securities consistent with the investment policies of the Fund, (b) by engaging in repurchase agreements or, (c) through the loan of portfolio securities in an amount up to 33 1/3% of the Fund’s net assets; or

6.	Purchase or sell commodities or commodity futures contracts (although the Fund may invest in financial futures and in companies involved in the production, extraction, or processing of agricultural, energy, base metals, precious metals, and other commodity-related products).

Each Fund observes the following restriction as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Funds will not be considered a violation. The Funds will consider the investments of the underlying funds, when and to the extent such information is available, when applying its concentration policy.

MANAGEMENT OF THE FUNDS

Board of Trustees and Officers

The overall management of the business and affairs of the Trust is vested with its Board. The Board consists of three individuals, all of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Sub-Adviser, administrator, distributor, custodian and transfer agent. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board, except that each Fund’s Adviser or Sub-Adviser, as applicable, is responsible for making day-to-day investment decisions in accordance with such Fund’s investment objective, strategies, and policies, all of which are subject to general supervision by the Board.

The current Trustees and officers of the Trust and their years of birth are listed below with their addresses, present positions with the Trust, term of office with the Trust and length of time served, principal occupations over at least the last five years and other directorships/trusteeships held.

Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/Trusteeship Positions held by Trustee During the Past 5 Years
Independent Trustees
David B. Boon (1960)	Chairperson of the Board and Trustee	08/2018 to present (Chairperson since 03/2024)	Chief Financial Officer and Managing Director, Eagle Capital Management, LLC (since 2018); Chief Financial Officer and Partner, Cedar Capital, LLC (2013-2018).	2	Trustee of Evanston Multi-Alpha Fund (formerly, North Square Evanston Multi-Alpha Fund) (since 2024).
Donald J. Herrema (1952)	Trustee	08/2018 to present (Chairperson from 08/2018-03/2024)	Vice Chair and Chief Investment Officer, Independent Life Insurance Company (since 2018); Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm) (since 2004).	2	Chairperson and Director Emeritus, TD Funds USA (2009-2019); Director, Abel Noser Holdings, LLC (since 2016); Member, USC Marshall Business School Board (since 2010); Director, FEG Investment Advisors (since 2017); Director, Independent Life Insurance Company (since 2018); Director, Independent Insurance Group (since 2023); and Trustee of Evanston Multi-Alpha Fund (formerly, North Square Evanston Multi-Alpha Fund) (since 2024).
Catherine A. Zaharis (1960)	Trustee	08/2018 to present	Professor of Practice (since 2019), Director, Professional/ Employer Development, Finance Department (2015-2019), Adjunct Lecturer (2010-2019), and Business Director, MBA Finance Career Academy (2008-2015), University of Iowa, Tippie College of Business; Chair (2013-2016), Director (1999-2016), and Investment Committee Member (1999-2013) and Chair (2003-2013), University of Iowa Foundation.	2	Trustee of Evanston Multi-Alpha Fund (formerly, North Square Evanston Multi-Alpha Fund) (since 2024).

Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/Trusteeship Positions held by Trustee During the Past 5 Years
Officers of the Trust
Ian Martin[d] (1968)	President	05/2023 to present	Executive Vice President, Chief Administrative Officer of Ultimus Fund Solutions, LLC (2019-present); Executive Vice President (1992-2019), U.S. Bank Global Fund Services.	N/A	N/A
Zachary P. Richmond (1980)	Treasurer	05/2023 to present	Senior Vice President, Director of Financial Administration of Ultimus Fund Solutions, LLC (2024-present) (Vice President from 2015-2024).	N/A	N/A
Karen Jacoppo-Wood (1966)	Secretary	05/2023 to present	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (2022-present); Managing Director and Managing Counsel of State Street Bank and Trust Company (2019-2022) (Vice President and Managing Counsel from 2014-2019).	N/A	N/A
Martin R. Dean (1963)	Chief Compliance Officer	05/2023 to present	President of Northern Lights Compliance Services, LLC (01/2023-present); Senior Vice President, Head of Fund Compliance (2020-01/2023) of Ultimus Fund Solutions, LLC (Vice President and Director of Fund Compliance from 2016-2020).	N/A	N/A

a.	The business address of each Trustee and officer is Exchange Place Advisors Trust, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

b.	Trustees and officers serve until their successors are duly elected and qualified.

c.	As of the date of this SAI, the Trust was comprised of 20 active portfolios (not including the Funds) managed by two unaffiliated investment advisers. The term “Fund Complex” applies only those funds that (i) are advised by a common investment adviser or by an investment adviser that is an affiliated person of the investment adviser of any of the other funds of the Trust or (ii) hold themselves out to investors as related companies for purposes of investment and investor services. The Funds do not hold themselves out as related to any other funds.

d.	Mr. Martin served as an interested trustee from May 2023 to December 31, 2024. He was considered to be an “interested person” of the Trust as that term is defined in the 1940 Act by virtue of his positions with the administrator, transfer agent and fund accountant.

Additional Information Concerning The Board of Trustees

Board Leadership Structure

The Board has general oversight responsibility with respect to the operation of the Trust. The Board has engaged the Adviser to manage the Funds and is responsible for overseeing the Adviser and other service providers to the Funds in accordance with the provisions of the 1940 Act and other applicable laws. Subject to the provisions of the Trust’s Declaration of Trust (the “Declaration of Trust”), its Amended and Restated By-Laws (the “By-Laws”) and Delaware law, the Board has all powers necessary and convenient to carry out these responsibilities, including, among other things, the election and removal of the Trust’s officers.

The Board is currently composed of three members, all of whom are Independent Trustees. The Board meets periodically throughout the year to discuss and consider matters concerning the Trust and to oversee the Trust’s activities, including its investment performance, compliance program and risks associated with its activities. The Board also regularly meets outside the presence of management and is advised by independent legal counsel.

The Board has appointed Mr. Boon to serve in the role of Chairperson. The Chairperson’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees between meetings. The Chairperson may also perform such other functions as may be delegated by the Board from time to time. Except for duties specified herein or pursuant to the Trust’s charter documents, the designation of Chairperson does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally. The Board has established two standing Committees (described in more detail below) to assist the Board in the oversight and direction of the business and affairs of the Trust, and from time to time may establish additional committees or informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. The Board reviews its structure regularly as part of its annual self-assessment. The Board has determined that its current leadership structure is appropriate in light of the characteristics and circumstances of the Trust because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Oversight of Risk Management

The Board oversees risk as part of its general oversight of the Funds. The Board has emphasized to the Adviser, Sub-Adviser and other service providers the importance of maintaining vigorous risk management programs and procedures. The Funds are subject to a number of risks, including investment, liquidity, compliance, financial, operational, and valuation risks, among others. Under the overall supervision of the Board, the Adviser, Sub-Adviser and other service providers perform risk management as part of the day-to-day operations of the Funds. Each of the Adviser, Sub-Adviser and other service providers have their own independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls. The Board has appointed a Chief Compliance Officer for the Trust who oversees the implementation and testing of the Funds’ compliance program and regularly reports to the Board regarding compliance matters for the Funds and their principal service providers. The Board recognizes that it is not possible to identify all of the risks that may affect a Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. Various personnel, including the Trust’s Chief Compliance Officer and senior personnel of the Adviser, Sub-Adviser and other service providers (such as the Funds’ independent registered public accounting firm) make periodic reports to the Board and its Committees with respect to a variety of matters, including matters relating to risk management.

Board Committees

The Board has two standing committees: the Audit Committee and the Nominating and Governance Committee (the “Governance Committee”).

The Audit Committee is responsible for advising the full Board with respect to the oversight of accounting, auditing and financial matters affecting the Trust. In performing its oversight function, the Audit Committee has, among other things, specific power and responsibility: (1) to oversee the Funds’ accounting and financial reporting policies and practices, their internal controls and, as deemed appropriate by the Audit Committee, the internal controls of the Funds’ service providers; (2) to oversee the quality, objectivity, and integrity of the Funds’ financial statements and the independent audit thereof; (3) to approve, prior to appointment by the Board, the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, monitor the independent auditor’s qualifications, independence, and performance; and (4) to act as a liaison between the Trust’s independent registered public accounting firm and the Board. The Audit Committee meets as often as necessary or appropriate to discharge its functions and will meet at least semi-annually. The Audit Committee is comprised of all of the Independent Trustees. Mr. Herrema is the Chairperson of the Audit Committee. For the fiscal year ending August 31, 2025, the Audit Committee has met four times.

The Governance Committee is responsible for assisting the Board with matters related to the periodic review and evaluation of the governance, composition and operations of the Board and its Committees, including the selection and nomination of candidates to serve as Trustees of the Trust and of chairpersons of the Committees. The Governance Committee is comprised of all of the Independent Trustees. Ms. Zaharis is the Chairperson of the Governance Committee. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, including biographical information and qualifications of the proposed nominee. The Governance Committee may request additional information deemed reasonably necessary for the Committee to evaluate such nominee. The Governance Committee meets as often as necessary or appropriate to discharge its functions and will meet at least annually. For the fiscal year ending August 31, 2025, the Governance Committee has met four times.

Qualifications of the Trustees

The governing documents for the Trust do not set forth any specific qualifications to serve as a Trustee. The charter of the Governance Committee also does not set forth any specific qualifications. The Board has determined that each of the Trustees is qualified to serve as a Trustee of the Trust, based on a review of the experience, qualifications, attributes and skills (“Qualifications”) of each Trustee, including those listed in the chart earlier in this section. Among the Qualifications common to all Trustees are their ability to review critically, evaluate, question and discuss information and proposals provided to them regarding the Trust, to interact effectively with each of the other Trustees, the Adviser, Sub-Adviser, independent registered public accounting firm and the other service providers, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s experience working with the other Trustees and management; (3) the individual’s prior experience serving in senior executive positions and/or on the boards of other companies and organizations; and (4) the individual’s educational background, professional training, and/or other experiences. Generally, no one factor was decisive in determining that an individual should serve as a Trustee. The following is a summary of Qualifications that support the conclusion that each individual qualifies to serve as a Trustee of the Trust. Additional details regarding the background of each Trustee is included in the chart earlier in this section.

David B. Boon. Mr. Boon has been a Trustee since August 2018 and Chairperson of the Board since March 2024. Mr. Boon has experience in the financial, operations and management areas of the financial industry, including as the chief financial officer at various investment management firms. He has also served as the managing director of a retail and institutional investment management firm and full service defined contribution provider. Mr. Boon has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.

Donald J. Herrema. Mr. Herrema has been a Trustee since August 2018 and was Chairperson of the Board from August 2018 to March 2024. Mr. Herrema has over 25 years of executive-level experience in the asset management and private wealth segments of the financial services industry, including as chief executive officer of a large private wealth management company. Mr. Herrema has served as a director and chairperson of the board of directors of another mutual fund complex. He has also served on the boards of directors of a variety of public and private companies and non-profit organizations. Mr. Herrema has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.

Catherine A. Zaharis. Ms. Zaharis has been a Trustee since August 2018. Ms. Zaharis has experience in the financial services industry having served in senior positions at various asset management firms, including an SEC-registered investment adviser. Ms. Zaharis has served on the board of directors of another mutual fund complex. She has also served as a director, chairperson and committee member (as well as committee chair) of the board of directors at an educational organization’s endowment foundation, and she has served on the boards of directors of certain philanthropic and civic leadership organizations.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the aggregate dollar range of equity securities in all registered investment companies overseen by the Trustees in the family of investment companies owned by the Trustees as of December 31, 2025, using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, and over $100,000.

Name of Fund(1)	David B. Boon Independent Trustee	Donald J. Herrema Independent Trustee	Catherine A. Zaharis Independent Trustee
SMID Value ETF(2)	None	None	None
International Value ETF(2)	None	None	None

Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies(2)	None	None	Over $100,000

(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

(2)	As of the date of this SAI, the Fund has not commenced operations and does not have any equity securities outstanding.

(3)	Refers to all series in the Trust.

As of the calendar year ended December 31, 2025, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the Adviser, the Sub-Adviser, or the Distributor (as defined below), or any of their affiliates. During the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Sub-Adviser, or the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had any material interest, direct or indirect, in any transaction (or series of transactions), in which the amount involved exceeds $120,000 and to which the Adviser, the Sub-Adviser, or the Distributor, or any affiliate thereof, was a party. During the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had any direct or indirect relationship, in which the amount involved exceeds $120,000, with the Adviser, the Sub-Adviser, or the Distributor, or any of their affiliates.

Compensation

Effective January 1, 2026, each Independent Trustee receives from the Trust an annual retainer of $52,500, plus an annual fee per Fund of $2,000, plus reimbursement of related expenses. The Chairperson of the Board receives an additional annual retainer of $18,750, and each of the Chairpersons of the Audit Committee and the Governance Committee receives an additional annual retainer of $7,500 and $3,000, respectively. Prior to January 1, 2026, each Independent Trustee received from the Trust an annual retainer of $50,000, plus an annual fee per Fund of $2,000, plus reimbursement of related expenses. The Chairperson of the Board received an additional annual retainer of $18,750, and each of the Chairpersons of the Audit Committee and the Governance Committee received an additional annual retainer of $7,500 and $3,000, respectively. Each Independent Trustee receives $2,000 for each special in-person or telephonic meeting attended. The Independent Trustees may waive part of the annual retainer fees from time to time. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. The Trust does not pay any compensation to the Trust’s officers.

Set forth below is the compensation received by the Independent Trustees from the Trust for the fiscal year ended August 31, 2025.

Name of Person/Position	Pension or Retirement Benefits Accrued as Part of the Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund Complex Paid to Trustees[1,2]
David B. Boon	$0	$0	$0
Donald J. Herrema	$0	$0	$0
Catherine A. Zaharis	$0	$0	$0

1.	The Trust is comprised of multiple series with differing fiscal year ends. The Funds in the Fund Complex, as defined below, may also have differing fiscal year ends. The compensation paid to the Board of Trustees is determined on a calendar quarter basis. As of the date of this SAI, the Trust was comprised of 20 active portfolios (not including the Funds) managed by two unaffiliated investment advisers. The term “Fund Complex” refers to the Funds. For the fiscal year ended August 31, 2025, the aggregate Independent Trustees’ fees paid by the entire Trust were $251,249.99.

2.	Because the Funds have not yet commenced operations, none of the Independent Trustees received compensation from the Funds during the Fiscal year ended August 31, 2025.

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund.

As of the date of this SAI, there were no shares of any Fund outstanding, and no shareholder(s) of record owned 5% or more of the outstanding shares of any Fund.

The Adviser

Lone Peak Global Investors, LLC is the investment adviser of the Funds and provides investment advisory services to each Fund pursuant to an investment advisory agreement between the Adviser and Exchange Place Advisors Trust (the “Trust”), on behalf of each Fund (the “Advisory Agreement”). The Adviser is a registered investment adviser. The Adviser was organized in 2010 as an Illinois limited liability company and its address is 363 S. Main Street, Suite 101, Alpine, Utah 84004. The Adviser is primarily owned and controlled by Ryan P. Batchelor, CFA, CPA and Roger Hill. As of May 31, 2026, the Adviser had approximately $688 million in assets under management and $220 million in assets under advisement.

Under the Advisory Agreement, the Adviser is responsible for providing or overseeing the provision of all investment management services to the Funds, including furnishing a continuous investment program for each Fund and determining what securities and other investments the Funds should buy and sell. The Adviser, together with the administrator to the Funds, is also responsible for assisting in the supervision and coordination of all aspects of each Fund’s operations, including the coordination of the Fund’s other services providers and the provision of related administrative and other services. The Adviser is authorized to delegate certain of its duties with respect to a Fund to one or more sub-advisers. For each of the Funds, the Adviser has engaged the Sub-Adviser pursuant to this authority and is responsible for overseeing the Sub-Adviser and recommending their hiring, termination, and replacement for approval by the Board.

For each Fund, the Adviser retains overall responsibility for the management and investment of the assets of the Fund. In this capacity, the Adviser plays an active role in overseeing, monitoring and reviewing the Sub-Adviser in the performance of its duties. The Adviser also monitors changes that may impact the Sub-Adviser’s overall business and regularly performs due diligence reviews of the Sub-Adviser. In addition, the Adviser obtains detailed, comprehensive information concerning the Sub-Adviser’s performance and Fund operations and provides regular reports on these matters to the Board. In its role as sponsor and primary investment adviser to the Funds, the Adviser assumes reputational and other risks associated with the operation of each Fund and provides the Funds with the ability to use the Adviser’s name and brand, as well as access to other services provided by the Adviser and its affiliates.

The Advisory Agreement will remain in effect with respect to the Funds for an initial two-year period. After the initial two-year period, the Advisory Agreement will continue in effect with respect to a Fund from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund, upon giving the Adviser 60 days’ notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the Advisory Agreement, except for a loss resulting from a breach of fiduciary duty, or for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from reckless disregard by the Adviser of its duties under the Advisory Agreement.

Fund	Advisory Fee
SMID Value ETF	0.70%
International Value ETF	0.70%

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from each Fund a “unitary” investment advisory fee computed daily and paid monthly based on an annual rate equal to a percentage of each Fund’s average daily net assets specified in the Prospectus. Under each Fund’s unitary advisory fee, the Adviser pays for the operating expenses of the Fund. Each Fund, not the Adviser, pays the following expenses: all brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Board of Trustees and officers with respect thereto.

The Adviser has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee the Sub-Adviser and recommend their hiring, termination and replacement.

The Trading Sub-Adviser

Tidal Investments, LLC (the “Sub-Adviser”), with a principal office at 898 N. Broadway, Suite 2, Massapequa, New York 11758, serves as the trading sub-adviser to each of the Funds. The Trading Sub-Adviser was established in 2012 and provides investment advisory, investment research, and portfolio construction services to ETF clients. As of May 31, 2026, the Sub-Adviser had approximately $62 billion in assets under management. Under the supervision of the Adviser, the Sub-Adviser is responsible for trading portfolio securities for the Fund in accordance with instructions provided by the Adviser and selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser. However, the Sub-Adviser is not responsible for management and selection of the Fund’s investments. In connection with the services provided to the Fund, the Sub-Adviser provides only trading-related investment advice and services.

As compensation for the sub-advisory services the Sub-Adviser provides to the Fund, the Adviser will pay the Sub-Adviser a sub-advisory fee of 0.0450% of the Funds’ aggregate daily net asset value on the first $250 million in Fund assets under management; 0.0400% of the Funds’ aggregate daily net asset value on the next $250 million in Fund assets under management; and 0.0375% of the Funds’ aggregate daily net asset value on Fund assets under management above $500 million, pursuant to a sub-advisory agreement between the Adviser and Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). The fee paid to the Sub-Adviser by the Adviser will be paid from the Adviser’s management fee and is not an additional cost to the Funds.

The Sub-Advisory Agreement will remain in effect with respect to each sub-advised Fund for an initial two-year period. After the initial two-year period, the Sub-Advisory Agreement will continue in effect from year to year only as long as such continuance is specifically approved at least annually by (i) the Board or by the vote of a majority of the outstanding voting shares of the sub-advised Funds, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Sub-Advisory Agreement or interested persons of the Adviser or the Sub-Adviser or the Trust. The Sub-Advisory Agreement may be terminated at any time without the payment of any penalty by the Board or by the vote of a majority of the outstanding voting shares of the sub-advised Funds, or by the Sub-Adviser or the Adviser, upon 60 days’ written notice to the other party. Additionally, the Sub-Advisory Agreement will automatically terminate in the event of its assignment. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the Sub-Advisory Agreement, except for a loss resulting from a breach of fiduciary duty, or for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from reckless disregard by the Sub-Adviser of its duties under the Sub-Advisory Agreement.

Portfolio Managers

The SMID Value ETF is jointly managed by Ryan Batchelor, CFA, CPA, and Roger Hill.

The International Value ETF is jointly managed by Allan C. Nichols, CFA, and Roger Hill.

Other Accounts Managed by the Portfolio Managers. In addition to the Fund, the Portfolio Managers are responsible for the day-to-day management of other accounts. Information on these other accounts is as follows, as of May 31, 2026.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Ryan Batchelor	1	$163	0	$0	149	$524
Allan C. Nichols	0	$0	0	$0	3	$1.1
Roger Hill	0	$0	0	$0	1	$0.141
Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Ryan Batchelor	0	0	0	0	0	0
Allan C. Nichols	0	0	0	0	0	0
Roger Hill	0	0	0	0	0	0

Material Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Where conflicts of interest arise between the Fund and other accounts managed by the portfolio manager, the Adviser will proceed in a manner that ensures that the Fund will not be treated less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by the portfolio managers. In such instances, securities will be allocated in accordance with the Adviser’s or Sub-Adviser’s trade allocation policy.

Compensation. Each portfolio manager receives a base salary and may receive an annual bonus based on profitability of the firm. In addition, part of the bonus for certain portfolio managers is determined on the basis of the performance of specific funds or accounts managed.

Ownership of the Fund by the Portfolio Managers. As of the date of this SAI, each portfolio manager did not beneficially own any securities of the Fund that he or she manages.

Service Providers

Administrator. Ultimus Fund Solutions, LLC, (the “Administrator”), which has its principal office at 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246, and is primarily in the business of providing administrative and fund accounting services to retail and institutional mutual funds.

Pursuant to an ETF Services Agreement with the Funds, the Administrator provides administrative services to the Funds, subject to the supervision of the Board. The Administrator may provide persons to serve as officers of the Funds. Such officers may be directors, officers or employees of the Administrator or its affiliates.

The ETF Fund Services Agreement was initially approved by the Board with respect to the Funds at a meeting held on July 7-8, 2026. The ETF Fund Services Agreement is in effect for two years from its initial approval and is subject to annual approval of the Board for one-year periods thereafter. The ETF Fund Services Agreement is terminable by the Board or the Administrator on ninety days’ written notice and may be assigned provided the non-assigning party provides prior written consent. This ETF Fund Services Agreement provides that in the absence of willful misconduct, bad faith or gross negligence on the part of the Administrator or reckless disregard of its obligations thereunder, the Administrator shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the ETF Fund Services Agreement, the Administrator provides facilitating administrative services, including: (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of each Fund; (ii) facilitating the performance of administrative and professional services to each Fund by others, including the Fund’s Custodian; (iii) preparing, but not paying for, the periodic updating of the Funds’ Registration Statement, Prospectus and Statement of Additional Information in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Funds’ shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Funds and/or their shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; (vi) monitoring sales of Shares and ensure that the Shares are properly and duly listed with the applicable securities exchanges; and (vii) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Code and the Prospectus.

The Administrator also provides the Funds with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Funds’ listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Funds; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds’ custodian and Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Funds; and (viii) creating the Funds’ daily portfolio composition file (“PCF”), assisting with inputting the PCF into the NSCC system and facilitating any other communications required by the NSCC related to the PCFs.

For administrative services rendered to each Fund under the ETF Fund Services Agreement, the Fund pays the Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. For the fund accounting services rendered to each Fund under the ETF Fund Services Agreement, the Fund pays Administrator the greater of an annual minimum fee or an asset-based fee, which scales downward based upon net assets. Each Fund also pays the Administrator for any out-of-pocket expenses.

Custodian and Transfer Agent. U.S. Bank Global Fund Services (“U.S. Bank”) serves as the custodian of the assets of the Funds and transfer agent for the Funds pursuant to a Custodian and Transfer Agent Agreement between the U.S. Bank and the Trust on behalf of the Funds, whereby U.S. Bank provides services for fees on a transactional basis, plus out-of-pocket expenses. U.S. Bank’s responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments. Pursuant to the Custodian and Transfer Agent Agreement, U.S. Bank also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Funds may employ foreign sub-custodians that are approved by the Board to hold foreign assets. U.S Bank does not participate in decisions pertaining to the purchase and sale of securities by the Funds. As the transfer agent, U.S. is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations. U.S. Bank’s address is P.O. Box 701, Milwaukee, Wisconsin 53210.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd. (“Cohen & Co”), 1350 Euclid Avenue, Suite 800, Cleveland, OH 44115, is the independent registered public accounting firm for the Fund. Cohen & Co will perform an annual audit of the Fund’s financial statements. Cohen & Co Advisory, LLC, an affiliate of Cohen & Company, Ltd., will provide tax and other permissible non-audit services as requested.

Counsel to the Trust. Blank Rome LLP, 1271 Avenue of the Americas, New York, New York, 10020, serves as legal counsel to the Trust.

Compliance Consulting Agreement

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Distributor and the ETF Distribution Agreement

Northern Lights Distributor, LLC (the “Distributor”) serves as the distributor (also known as principal underwriter) of the shares of the Funds pursuant to an ETF Distribution Agreement with the Trust (the “ETF Distribution Agreement”). The Distributor is located at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. The Distributor is a registered broker-dealer and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The offering of the Funds’ shares is continuous. The ETF Distribution Agreement provides that the Distributor, as agent in connection with the distribution of the Funds’ shares, will use reasonable efforts to facilitate the sale of the Funds’ shares.

The ETF Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) a majority of the Board or a vote of a majority of the outstanding shares of the Funds, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The ETF Distribution Agreement may be terminated by the Funds at any time, without the payment of any penalty, by vote of a majority of the Trustees who are not interested persons of the Trust or of the Distributor or by vote of a majority of the outstanding shares of the Funds on 60 days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days written notice to the Funds. The ETF Distribution Agreement will automatically terminate without the payment of any penalty in the event of its assignment.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement and Sub-Advisory Agreement, the Adviser and the Sub-Adviser determine which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions. The purchases and sales of securities in the OTC market will generally be executed by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser and the Sub-Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the broker-dealer involved, the risk in positioning the block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services. Each of the Adviser and the Sub-Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement and Sub-Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.

While it is the Funds’ general policy to seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, weight is also given to the ability of a broker-dealer to furnish brokerage and research services as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, to the Funds or to the Adviser or the Sub-Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser or Sub-Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser or Sub-Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s or Sub-Adviser’s overall responsibilities to the Funds.

Investment decisions for a Fund are made independently from those of other client accounts that may be managed or advised by the Adviser or Sub-Adviser. Nevertheless, it is possible that at times, identical securities will be acceptable for both a Fund and one or more of such client accounts. In such event, the position of a Fund and such client accounts in the same issuer may vary and the holding period may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time as the Adviser’s or the Sub-Adviser’s other client accounts.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Funds. However, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers. The brokers may also supply the Funds with research, statistical and other services.

Pursuant to the Distribution Agreement, should any amounts be retained by the Distributor, such amounts would not be held for profit by the Distributor, but instead would be used solely for distribution-related expenditures.

Directed Brokerage

As of the date of this SAI, the Funds did not pay any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or the Sub-Adviser. In the future, the Funds anticipate providing disclosure on this item, if applicable, that will be current as of the Funds’ most recent fiscal year end.

Holdings of Securities of the Fund’s Regular Brokers or Dealers

From time to time, a Fund may acquire and hold securities issued by its “regular brokers or dealers” or the parents of those brokers or dealers. “Regular brokers or dealers” (as such term is defined in the 1940 Act) of a Fund are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions, (ii) engaged as principal in the largest dollar amounts of the portfolio transactions of the Fund, or (iii) sold the largest dollar amounts of the Fund’s shares. As of the date of this SAI, the Funds did not hold securities of their “regular brokers or dealers”. In the future, the Funds anticipate providing disclosure on this item, if applicable, that will be current as of the Funds’ most recent fiscal year end.

PORTFOLIO TURNOVER

Although each Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. To the extent net short-term capital gains are realized, any distributions resulting from such gains will generally be taxed at ordinary income tax rates for federal income tax purposes.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Trust Proxy Policies”) on behalf of the Trust, which delegates the responsibility for voting the Funds’ proxies to the Adviser and Sub-Adviser, as applicable, subject to the Board’s continuing oversight. The Trust Proxy Policies require that the Adviser and Sub-Adviser vote proxies received in a manner consistent with the best interests of the Funds. The Trust Proxy Policies also require the Adviser and Sub-Adviser to present to the Board, at least annually, the Adviser’s Proxy Voting Policies and Procedures (the “Adviser Proxy Policies”) and the Sub-Adviser’s Proxy Voting Policies and Procedures (the “Sub-Adviser Proxy Policies”) and a record of each proxy voted by the Adviser and Sub-Adviser on behalf of each Fund, including a report on the resolution of all proxies identified by the Adviser and Sub-Adviser as involving a conflict of interest. See Appendix B for the Trust Proxy Policies, the Adviser Proxy Policies and the Sub-Adviser Proxy Policies. The Trust Proxy Policies, the Adviser Proxy Policies and the Sub-Adviser Proxy Policies are intended to serve as guidelines and to further the economic value of each security held by the Funds. The Trust’s CCO will review the Trust Proxy Policies, the Adviser Proxy Policies, and the Sub-Adviser Proxy Policies annually. Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

If a proxy proposal raises a material conflict between the Adviser’s or Sub-Adviser’s interests and a Fund’s interests, the Adviser or Sub-Adviser will resolve the conflict by following the Adviser’s or Sub-Adviser’s policy guidelines or the recommendation of an independent third party.

Each Fund is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30 of each year. Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll-free, on or through the Funds’ website at https://lonepeakglobalETFs.com, and on the SEC’s website at www.sec.gov.

CODES OF ETHICS

The Trust, the Adviser, the Sub-Adviser, and the Distributor have each adopted separate Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Program provides for the development and implementation of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Funds’ transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Assets Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

PORTFOLIO HOLDINGS INFORMATION

The Trust has adopted policies and procedures regarding disclosure of portfolio holdings information (the “Disclosure Policy”). The Board of Trustees determined that the adoption of the Disclosure Policy, including the disclosure permitted therein, was in the best interests of the Trust. The Disclosure Policy applies to the Fund, Adviser, Sub-Adviser and other parties involved in the administration, operation or custody of the Fund, including, but not limited to Fund Services, the Board of Trustees, counsel to the Trust, and the Fund’s independent registered public accounting firm. The following policies and procedures describe the circumstances under which the Fund and Adviser, Sub-Adviser and other parties involved in the administration, operation or custody of the Fund, including, but not limited to, Ultimus, the Board of Trustees, Fund Counsel, and the Fund’s independent registered public accounting firm (collectively, the “Service Providers”) may disclose information about the Fund’s portfolio securities. Notwithstanding such policies and procedures, any disclosures of the Fund’s portfolio securities must be consistent with the antifraud provisions of the federal securities laws and the fiduciary obligations of the Fund and the Service Providers. Portfolio holdings information will be deemed public when it has been (1) posted to the Fund’s public website (https://lonepeakglobalETFs.com) or (2) disclosed in periodic regulatory filings on the SEC’s website (www.sec.gov).

Disclosure of Portfolio Holdings. The principal Service Provider responsible for dissemination of information about the Fund’s portfolio securities is North Square Investments, LLC in its capacity as investment adviser to the Fund. The Fund and its Service Providers shall only disclose information concerning securities held in the Fund’s portfolios under the following circumstances:

A. The Fund’s portfolio holdings are, or will be, disclosed on the Fund’s website at https://lonepeakglobal.com/fundreports/ each day the Fund is open for business. The Fund’s portfolio holdings information will also generally be provided for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund’s anticipated holdings as of the next Business Day;

B. The Fund or a Service Provider may disclose the Fund’s portfolio securities holdings to selected third parties when the Fund has a legitimate business purpose for doing so;

C. Examples of instances in which selective disclosure of the Fund’s portfolio securities may be appropriate include disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Fund’s investment advisers; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties. Nothing in the Fund’s Policy is intended to prevent the disclosure of any and all portfolio holdings information to the Fund’s service providers who generally need access to such information in the performance of their contractual duties and responsibilities, including disclosure to third party service providers of advisory, distribution, Fund Trustees, Directors of the Adviser, custody, fund accounting, sub-administration, independent public accountants, attorneys, proxy voting and other services to the Fund; or disclosure to a rating or ranking organization. Portfolio holdings may also be disclosed to other service providers to the Fund, including pricing services, portfolio management and trading systems. Portfolio managers and other senior officers or spokespersons of the Adviser or Sub-Adviser to the Fund may disclose or confirm the ownership of any individual portfolio holding position to reporters, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed pursuant to the conditions noted above;

D. As required by the federal securities laws, including the 1940 Act, the Fund shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-PORT or such other filings, reports or disclosure documents as the applicable regulatory authorities may require. For example, the Adviser, Sub-Adviser or their affiliates or service providers may file any report required by applicable law (such as, Schedules 13D, 13G and Form 13F), respond to requests from regulators, and comply with valid subpoenas. Nothing contained in the Fund’s policy is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law.

Confidentiality and Duty Not to Trade. The non-public disclosure of Fund portfolio holdings to other third-parties (such as fund evaluation services other than Morningstar and Lipper) may be permissible so long as the third party has signed a confidentiality agreement that is in the form and substance approved by the Fund’s CCO. Third parties shall not trade on such information.

Prohibition Against Compensation. Neither the Fund, a Service Provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Fund’s portfolio securities.

Persons Authorized to Disclose Information. With respect to the quarterly disclosure of portfolio holdings on the Fund’s websites, the Adviser is authorized to prepare and post the Fund’s portfolio holdings and is also responsible, along with the Fund’s administrator, for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Fund, or disclosure to a rating or ranking organization. With respect to any non-public disclosure of the Fund’s portfolio holdings, the Fund’s CCO shall be authorized to disclose such information.

Shareholders’ Best Interests and Conflicts of Interest. The non-public disclosure of portfolio holdings of the Fund to third parties may only be made following a determination by the Fund’s CCO that the disclosure is for a legitimate business purpose and in the best interest of Fund shareholders. In considering whether the disclosure of such information is for a legitimate business purpose and in the best interests of Fund shareholders, the Fund’s CCO must consider the conflicts between the interests of the Fund’s shareholders, or other of the Adviser’s clients and those of the Adviser and any affiliated person of the Fund. The CCO must document any decisions regarding non-public disclosure of portfolio holdings and the rationale therefore. This requirement shall not apply to the disclosure of the Fund’s portfolio securities to the Fund’s existing service providers of advisory, distribution, custody, fund accounting, sub-administration, independent public accountants, attorneys, proxy voting and other services to the Fund; or disclosure to a rating or ranking organizations in connection with the provision of their services to the Fund, or as otherwise provided herein.

The Board, or an authorized committee of the Board, shall receive quarterly reports from the Service Providers stating whether disclosures were made concerning the Fund’s portfolio holdings in contravention of these policies and procedures during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures were made.

There is no assurance that the Fund’s policies on portfolio holdings information will protect Fund from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.

DETERMINATION OF NET ASSET VALUE

The NAV of a Fund’s shares will fluctuate and are determined as of 4:00 p.m. Eastern Time, the normal close of regular trading on the New York Stock Exchange (the “NYSE”) on each day the NYSE is open for trading. The per share NAV of a Fund is computed by determining the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NAV may be calculated earlier if trading on the NYSE is restricted or if permitted by the SEC. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

Generally, the Funds’ investments are valued at market value. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities, with respect to the Funds. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Valuation Designee, subject to review and approval by the Adviser’s Valuation Committee, in accordance with procedures approved by the Board. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Valuation Designee’s fair value determinations.

The Funds’ securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and ask prices.

Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”), National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has not been any sale on such day, at the mean between the bid and ask prices. OTC securities which are not traded in the NASDAQ National Market System are valued at the most recent trade price.

Stocks that are “thinly traded” or events occurring when a foreign market is closed but the NYSE is open (for example, the value of a security held by a Fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded) may create a situation where a market quote would not be readily available. When a market quote is not readily available, the security’s value is based on “fair value” as determined in good faith by the Valuation Designee, subject to review and approval by the Valuation Committee, in accordance with procedures adopted by the Board. The Funds may hold portfolio securities, such as those traded on foreign securities exchanges that trade on weekends or other days when the Funds’ shares are not priced. Therefore, the value of the Funds’ shares may change on days when shareholders will not be able to purchase or redeem shares.

Because a Fund may invest in securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Fund does not price its shares, the value of some of the Fund’s portfolio securities may change on days when authorized participants (“APs”) may not be able to purchase or redeem Fund shares.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Funds if acquired within 60 days of maturity or, if already held by the Funds on the 60th day, based on the value determined on the 61st day.

Premium/Discount Information

Most investors will buy and sell shares of the Funds in secondary market transactions through brokers at market prices and the Funds’ shares will trade at market prices. The market price of shares of a Fund may be greater than, equal to, or less than its NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares of the Funds.

Information regarding how often the shares of a Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at https://lonepeakglobalETFs.com.

PURCHASE AND REDEMPTION OF FUND SHARES

Creation Units

Each Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 10,000 Shares (SMID Value ETF) or 25,000 shares (International Value ETF). The Board may declare a split or a consolidation in the number of Shares outstanding of a Fund or the Trust, and make a corresponding change in the number of Shares in a Creation Unit.

Authorized Participants

To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system

(“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Funds’ Creation Units.

Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.

Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.

Transaction Fees

A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the applicable Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Funds.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for each Fund are listed in the table below.

Fund	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
SMID Value ETF	$300	2.00%
International Value ETF	$300	2.00%

*	As a percentage of the amount invested

The Clearing Process

Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).

Foreign Securities

Because the portfolio securities of the Funds may trade on days that the Exchange is closed or are otherwise not Business Days for the Funds, shareholders may not be able to redeem their shares of the Funds, or to purchase or sell shares of the Funds on the Exchange, on days when the NAV of the Funds could be significantly affected by events in the relevant foreign markets.

Purchasing Creation Units

As more fully discussed below, the Funds expect to all or a portion of their creations and redemptions for cash rather than in-kind.

Portfolio Deposit

The consideration for a Creation Unit generally consists of a specified cash payment (see “Cash Purchase Method” below) or the Deposit Securities and a Cash Component. Together, as applicable, the specified cash payment or the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of a Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.

On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for a Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.

Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.

Custom Orders and Cash-in-lieu

A Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. A Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Funds will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders

To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.

Timing of Submission of Purchase Orders

An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”).

Orders Using the Clearing Process

If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the applicable Fund, together with such additional information as may be required by the Distributor. As applicable, the specified cash payment or Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the applicable Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio

Deposit. Authorized Participants that submit a canceled order will be liable to the applicable Fund for any losses incurred by such Fund in connection therewith.

Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the applicable Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash-in-lieu), with adjustments determined by such Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.

Acceptance of Purchase Order

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Funds. Each Fund’s determination shall be final and binding.

Each Fund reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (e) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Funds’ Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Funds, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.

Cash Purchase Method

The “Cash Purchase Method” constitutes the principal method for the purchase of Creation Units. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above. Cash purchases will be effected in essentially the same manner as in-kind purchases, which are described in greater detail next under the sub-heading “Issuances of a Creation Unit”.

Issuance of a Creation Unit

Once a Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Except as provided below, a Creation Unit will not be issued until a Fund obtains good title to the specified cash payment or, if applicable, Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. The delivery of Creation Units will generally occur no later than T+1.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash-in-lieu) have been delivered to the applicable Fund’s account at the applicable local sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and such Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+1, a Fund may settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday and local market settlement cycles, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

A Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, a Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to a Fund is cash in U.S. Dollars.

While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, a Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the applicable Fund. More information regarding the Funds’ current procedures for collateralization is available from the Distributor.

Redeeming a Creation Unit

Redemption Basket

The consideration received in connection with the redemption of a Creation Unit generally consists of a specified cash payment (see “Cash Redemption Method” below) or an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. As applicable, the specified cash payment or the Redemption Securities and the Cash Component together constitute the “Redemption Basket.”

There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.

The Cash Component of an in-kind redemption serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the applicable Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.

If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the applicable Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.

The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.

Cash Redemption Method

The “Cash Redemption Method” is the principal method for the redemption of Creation Units. Cash redemptions will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

Custom Redemptions and Cash-in-lieu (Applies solely to In-Kind Redemptions)

A Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component of an in-kind redemption to replace any Redemption Security. A Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, a Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Funds will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”

Redemption Requests

To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.

An Authorized Participant submitting a redemption request is deemed to represent to the applicable Fund that it has ascertained or has reasonable grounds to believe that as of the time of the contractual settlement date, that (i) it or its customer, as the case may be, owns, will own or have the authority and right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the applicable Fund on the contractual settlement date. Each Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the applicable Fund.

Timing of Submission of Redemption Requests

An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process

If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the applicable Fund, together with such additional information as may be required by the Distributor. As applicable, the specified cash payment or Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.

Requests Outside the Clearing Process

If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.

Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the applicable Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the applicable Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.

Delivery of Redemption Basket

Once a Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the specified cash payment or, if applicable, Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.

The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+1. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the applicable Fund, along with the specified cash payment or, if applicable, Cash Component, any cash-in-lieu and Transaction Fee.

In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

With respect to orders involving foreign Redemption Securities, a Fund may settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday and local market settlement cycles, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. If a Fund includes a foreign investment in its basket, and if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants prevents timely delivery of the foreign investment in response to a redemption request, the Fund may delay delivery of the foreign investment more than seven days if the Fund delivers the foreign investment as soon as practicable, but in no event later than 15 days.

FEDERAL INCOME TAX MATTERS

The following is a summary of certain material U.S. federal (and, where noted, state and local) income tax considerations affecting each Fund and its shareholders. The discussion is very general. Current and prospective shareholders are therefore urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in the Funds. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

Each Fund is treated as a separate entity from other series of the Trust for federal income tax purposes. Each Fund has elected to be and intends elect to be treated and qualify each year for treatment as a “regulated investment company” under Subchapter M of the Code by complying with all applicable requirements of the Code, including, among other things, requirements as to the sources of each Fund’s income, diversification of the Fund’s assets and timing of Fund distributions. To so qualify, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, in the securities (other than the securities of other regulated investment companies) of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships;” and (c) distribute an amount equal to the sum of at least 90% of its investment company taxable income (computed without regard to the dividends-paid deduction) and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

As a regulated investment company, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders provided that it satisfies a minimum distribution requirement. In order to also avoid liability for a 4% non-deductible federal excise tax, each Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least the sum of (i) 98% of its ordinary income for such year, (ii) 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period generally ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which such Fund paid no federal income tax. Each Fund will be subject to income tax at regular corporate tax rates on any taxable income or gains that it does not distribute to its shareholders. Each Fund’s policy is to distribute to its shareholders all investment company taxable income (determined without regard to the deduction for dividends paid) and any net capital gain (the excess of net long-term capital gain over net short-term capital loss) for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes.

If, for any taxable year, a Fund were to fail to qualify as a regulated investment company or were to fail to meet certain minimum distribution requirements under the Code, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if a Fund were to fail to qualify as a regulated investment company in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Under certain circumstances, a Fund may be able to cure a failure to qualify as a regulated investment company, but in order to do so the Fund might incur significant Fund-level taxes and might be forced to dispose of certain assets. If a Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within five years of qualifying as a regulated investment company in a subsequent year.

Shareholders generally will be subject to federal income taxes on distributions made by a Fund whether paid in cash or additional shares. Distributions of net investment income (including interest, dividend income and net short-term capital gain in excess of any net long-term capital loss, less certain expenses), other than qualified dividend income, will be taxable to shareholders as ordinary income. Distributions of qualified dividend income generally will be taxed to non-corporate shareholders at the federal income tax rates applicable to net capital gain, provided the Fund reports the amount distributed as qualified dividend income.

In general, dividends may be reported by a Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund. Qualified dividend income generally means dividend income received from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations, provided that certain holding period and other requirements are met by both the Fund and its shareholders. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

A foreign corporation is treated as a qualified foreign corporation for this purpose if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United States and meets certain additional requirements. Certain foreign corporations that are not otherwise qualified foreign corporations will be treated as qualified foreign corporations with respect to dividends paid by them if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Passive foreign investment companies are not qualified foreign corporations for this purpose. Dividends received by a Fund from real estate investment trusts (“REITs”) generally do not qualify for treatment as qualified dividend income.

Distributions by a Fund to its shareholders that the Fund properly reports as “Section 199A dividends,” as described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders of such Fund. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Generally, a “Section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A Section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A Fund is permitted to report such part of its dividends as Section 199A dividends to the extent eligible, but is not required to do so.

Dividends paid by a Fund may qualify in part for the dividends-received deduction available to corporate shareholders, provided the Fund reports the amount distributed as a qualifying dividend and certain holding period and other requirements under the Code are satisfied. The reported amount, however, cannot exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. Eligibility for qualified dividend income treatment and the dividends-received deduction may be reduced or eliminated if, among other things, (i) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property or (ii) certain holding period requirements are not satisfied at both the Fund and shareholder levels. In addition, qualified dividend income treatment is not available if a shareholder elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest.

Distributions of net capital gain, if any, that a Fund reports as capital gain dividends will be taxable to non-corporate shareholders as long-term capital gain without regard to how long a shareholder has held shares of the Fund. A Fund may retain certain amounts of capital gains and designate them as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amounts so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on those undistributed amounts against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their federal income tax basis in their shares by an amount equal to the excess of the amounts of undistributed net capital gain included in their respective income over their respective income tax credits.

Distributions in excess of earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s basis in his or her Fund shares. A distribution treated as a return of capital will reduce the shareholder’s basis in his or her shares, which will result in an increase in the amount of gain (or a decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on a later sale of such shares. After the shareholder’s basis is reduced to zero, any distributions in excess of earnings and profits will be treated as a capital gain, assuming the shareholder holds his or her shares as capital assets.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, interest, dividends and certain capital gains (among other categories of income) are generally taken into account in computing a shareholder’s net investment income.

Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable for federal income tax purposes as if received on December 31 of the calendar year in which declared. Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the federal alternative minimum tax. In addition, certain distributions made after the close of a taxable year of a Fund may be “spilled back” and treated for certain purposes as paid by the Fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made. For purposes of calculating the amount of a regulated investment company’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the regulated investment company when they are actually paid.

A redemption of Fund shares may result in recognition of a taxable gain or loss. Assuming the redeemed shares are held as capital assets, the gain or loss will generally be treated as a long-term capital gain or loss if the shares are held for more than one year, and as a short-term capital gain or loss if the shares are held for one year or less. Any loss realized upon a redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund or other substantially identical stock or securities are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Each Fund (or its administrative agent) is required to report to the IRS and furnish to shareholders the cost basis information for sale transactions of shares. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, FIFO or some other specific identification method. Unless you instruct otherwise, a Fund will use average cost as its default cost basis method. If average cost is used for the first sale of shares by a shareholder, the shareholder may only use an alternative cost basis method for shares purchased prospectively. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder other than an S corporation (or certain greater amounts over a combination of years), the shareholder must file with the Internal Revenue Service (the “IRS”) a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is so reportable does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

A Fund’s transactions in options and other similar transactions, such as futures, may be subject to special provisions of the Code that, among other things, affect the character of any income realized by the Fund from such investments, accelerate recognition of income to the Fund, defer Fund losses, affect the holding period of the Fund’s securities, affect whether distributions will be eligible for the dividends-received deduction or be treated as qualified dividend income and affect the determination of whether capital gain and loss is characterized as long-term or short-term capital gain or loss. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions may also require a Fund to “mark-to-market” certain types of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. federal income and excise taxes. Each Fund will monitor these transactions and will make the appropriate entries in its books and records, and if a Fund deems it advisable, will make appropriate elections if available in order to mitigate the effect of these rules, prevent disqualification of the Fund as a regulated investment company and minimize the imposition of U.S. federal income and excise taxes.

A Fund’s transactions in broad based equity index futures contracts, exchange-traded options on such indices and certain other futures contracts are generally considered “Section 1256 contracts” for federal income tax purposes. Any unrealized gains or losses on such Section 1256 contracts are treated as though they were realized at the end of each taxable year. The resulting gain or loss is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss recognized on actual sales of Section 1256 contracts is treated in the same manner. As noted above, distributions of net short-term capital gain are taxable to shareholders as ordinary income while distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held shares of the Fund.

A Fund’s entry into a short sale transaction, an option or certain other contracts, such as futures, could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

If a Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, a Fund must distribute, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income to shareholders to avoid federal income and excise taxes. Therefore, a Fund may have to sell portfolio securities (potentially under disadvantageous circumstances) to generate cash, or may have to undertake leverage by borrowing cash, to satisfy these distribution requirements. Dispositions of portfolio securities may result in additional gains and additional distribution requirements.

If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues as discussed above. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond).

A Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to its investments in those countries, which would, if imposed, reduce the yield on or return from those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes in some cases. So long as a Fund qualifies for treatment as a regulated investment company and incurs “qualified foreign taxes,” if more than 50% of the value of its net assets at the close of its taxable year consist of stock or securities of foreign corporations, the Fund may elect to “pass through” to its shareholders the amount of such foreign taxes paid. If this election is made, information with respect to the amount of the foreign income taxes that are allocated to the Fund’s shareholders will be provided to them and any shareholder subject to tax on dividends will be required (i) to include in ordinary gross income (in addition to the amount of the taxable dividends actually received) his/her proportionate share of the foreign taxes paid that are attributable to such dividends; and (ii) either to deduct his/her proportionate share of such foreign taxes in computing his/her taxable income or to claim that amount as a foreign tax credit (subject to applicable limitations) against U.S. income taxes.

Shareholders who do not itemize deductions for U.S. federal income tax purposes will not be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income if the Fund makes the election described above. Qualified foreign taxes generally include taxes that would be treated as income taxes under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes, and similar taxes. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability.

If a Fund makes the election to pass through qualified foreign taxes and a shareholder chooses to take a credit for the foreign taxes deemed paid by such shareholder, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken that the shareholder’s taxable income from foreign sources (but not in excess of the shareholder’s entire taxable income) bears to his entire taxable income. For this purpose, long-term and short-term capital gains a Fund realizes and distributes to shareholders will generally not be treated as income from foreign sources in their hands, nor will distributions of certain foreign currency gains subject to Section 988 of the Code or of any other income realized by the Fund that is deemed, under the Code, to be U.S.-source income in the hands of the Fund. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which may have different effects depending upon each shareholder’s particular tax situation, certain shareholders may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. If a Fund does make the election, it will provide required tax information to shareholders. A Fund generally may deduct any foreign taxes that are not passed through to its shareholders in computing its income available for distribution to shareholders to satisfy applicable tax distribution requirements.

Foreign exchange gains or losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains or losses to be treated as ordinary gain or loss and may affect the amount, timing and character of distributions to shareholders.

A Fund may purchase the securities of certain foreign companies called passive foreign investment companies (“PFICs”). PFICs may be the only or primary means by which a Fund may invest in some countries. If a Fund invests in PFICs, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend to shareholders. Additional charges in the nature of interest may be imposed on either a Fund or shareholders with respect to deferred taxes arising from such distributions or gains. Capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long such PFICs are held. A “qualified electing fund” election or a “mark to market” election may generally be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain (subject to the distribution requirements applicable to regulated investment companies, as described above) without the concurrent receipt of cash. In order to satisfy the distribution requirements and avoid a tax on a Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. In order for a Fund to make a qualified electing fund election with respect to a PFIC, the PFIC would have to agree to provide certain tax information to the Fund on an annual basis, which it might not agree to do. A Fund may limit and/or manage its holdings in PFICs to limit its tax liability or maximize its return from these investments.

A Fund is required to withhold (as “backup withholding”) a portion of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of Fund shares, paid to shareholders who have not complied with certain IRS regulations. The backup withholding rate is currently 24%. In order to avoid this withholding requirement, shareholders must certify, on IRS Forms W-9 or on certain other documents, that the Social Security numbers or other taxpayer identification numbers they provide are their correct numbers and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. A Fund may nevertheless be required to backup withhold if it receives notice from the IRS or a broker that a taxpayer identification number provided is incorrect or that backup withholding is applicable as a result of previous underreporting of interest or dividend income.

Ordinary dividends and certain other payments made by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate (or a lower rate as may be determined in accordance with any applicable treaty). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or similar form certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or a lower treaty rate).

The 30% withholding tax described in the preceding paragraph generally will not apply to distributions of net capital gain, to redemption proceeds, or to dividends that a Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. In order to qualify for an exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or other applicable form). Backup withholding will not be applied to payments that are subject to this 30% withholding tax.

Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to the Fund’s distributions to such non-U.S. entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the United States and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

This discussion and the related discussion in the Prospectus have been prepared by management of the Funds, and counsel to the Trust has expressed no opinion in respect thereof.

Shareholders and prospective shareholders of a Fund should consult their own tax advisers concerning the effect of owning shares of the Fund in light of their particular tax situations.

Equalization Accounting

A Fund may use “equalization accounting” to determine the portion of its income and gains that has been distributed with respect to each taxable year. Under equalization accounting, a Fund would allocate a portion of its undistributed investment company taxable income and net capital gain to redemption proceeds. This method would allow a Fund to reduce the amount of such income and gains that it distributes to non-redeeming shareholders but would not reduce the total return on a shareholder’s investment. If the IRS determines that a Fund’s equalization method is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. Equalization accounting is not available for a fund that is a personal holding company for federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS

Each Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

Each Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain a Fund may realize from transactions involving investments held for less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any available carryover of capital losses), although a distribution from capital gains, will be distributed to shareholders with and as a part of the income dividends paid by the Fund and will be taxable to shareholders as ordinary income for federal income tax purposes. If during any year a Fund realizes a net gain on transactions involving investments held for more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses available to be carried over) generally will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax adviser.

Any dividend or distribution paid by a Fund reduces the Fund’s NAVs on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder will generally be taxable, even if it effectively represents a partial return of the shareholder’s capital.

Dividends and other distributions will be made in the form of additional shares of a Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and/or distributions by notifying the transfer agent in writing or by telephone, but any such change will be effective only as to dividends and other distributions for which the record date is five or more calendar days after the transfer agent has received the request.

A Fund’s investments in partnerships, if any, including in qualified publicly traded partnerships, may result in that Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

GENERAL INFORMATION

Exchange Place Advisors Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on August 2, 2018. The Trust has a number of outstanding series of shares of beneficial interest, each of which represents interests in a separate portfolio of securities. The Declaration of Trust permits the Trustees to create additional series of shares, to issue an unlimited number of full and fractional shares of beneficial interest of each series, including the Funds, and to divide or combine the shares of any series into a greater or lesser number of shares without thereby materially changing the proportionate beneficial interest in the series. The Trust may offer more than one class of shares of any series.

The Trust has reserved the right to create and issue additional series or classes. Subject to the distinctions permitted among classes of the Trust or any series as established by the Board consistent with the requirements of the 1940 Act, each share of the Trust or any series shall represent an equal beneficial interest in the net assets of the Trust or such series, and each shareholder of the Trust or any series shall be entitled to receive such shareholder’s pro rata share of distributions of income and capital gains, if any, made with respect to the Trust or such series. Upon redemption of the shares of any series, the applicable shareholder shall be paid solely out of the funds and property of such series of the Trust. Except as otherwise provided by the Board, shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust.

The Board may require shareholders to redeem shares for any reason under terms set by the Board. When issued, shares are fully paid and non-assessable. The Board may, however, cause shareholders, or shareholders of a particular series or class, to pay certain transfer agency, servicing or similar agent charges by setting off such charges due from such shareholder from declared but unpaid dividends owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder.

Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote (and a proportionate fractional vote for each fraction of a share). The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Board of the Trust it is necessary or desirable to submit matters for a shareholder vote or as otherwise required by the 1940 Act or other applicable federal law. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or the Declaration of Trust or By-Laws. On any matters submitted to a vote of the shareholders, all shares of the Trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, shares shall be voted by individual series or class; (ii) when the matter involves any action that the Board has determined will affect only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon; and (iii) when the matter involves any action that the Board has determined will affect only the interests of one or more classes, then only the shareholders of such class or classes shall be entitled to vote thereon. Accordingly, shareholders of each series generally vote separately, for example, to approve investment advisory contracts or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (i) each class shall have a different designation; (ii) each class of shares shall bear any class expenses; and (iii) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Upon liquidation or dissolution of a Fund, shareholders of the Fund would generally be entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

The shareholders of the Funds have the power to vote only: (i) for the election or removal of Trustees as and to the extent provided in the Declaration of Trust; (ii) with respect to such additional matters relating to the Trust as may be required by federal law including the 1940 Act, or any registration of the Trust with the SEC (or any successor agency) or any state; and (iii) as the Board may otherwise consider necessary or desirable in its sole discretion.

The Trust is an entity of the type commonly known as a “Delaware statutory trust.” Under Delaware law and the Declaration of Trust, shareholders are entitled to the same limitation of personal liability extended to shareholders of corporations organized under Delaware law. Therefore, shareholders generally will not be subject to personal liability for Fund obligations. The risk that a shareholder will incur personal liability for Fund obligations is limited to the circumstances in which a state court may not apply Delaware law or the terms of the Declaration of Trust.

FINANCIAL STATEMENTS

Because the Funds have recently commenced operations, there are no financial statements available at this time.

Shareholders of each Fund will be informed of the Fund’s progress through periodic reports when those reports become available. Financial statements certified by the Funds’ independent registered public accounting firm will be submitted to shareholders at least annually.

APPENDIX A – DESCRIPTION OF SECURITIES RATINGS

Corporate Bonds (Including Convertible Bonds)

Moody’s

Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note	Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*

*	By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

S&P

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

Note	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

Note	Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Preferred Stock

Moody’s

Aaa	An issue that is rated “Aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa	An issue that is rated “Aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A	An issue that is rated “A” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “Aaa” and “Aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa	An issue that is rated “Baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba	An issue that is rated “Ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B	An issue that is rated “B” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa	An issue that is rated “Caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca	An issue that is rated “Ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C	This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note	Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA	This is the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA	A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A	An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB	An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC	Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC	The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C	A preferred stock rated C is a nonpaying issue.

D	A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R.	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Note	Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short Term Ratings

Moody’s

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

P-1	Ratings of Prime-1 reflect a superior ability to repay short-term obligations.

P-2	Ratings of Prime-2 reflect a strong ability to repay short-term obligations.

P-3	Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.

B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.

APPENDIX B – PROXY VOTING POLICIES AND PROCEDURES

EXCHANGE PLACE ADVISORS TRUST
PROXY VOTING POLICIES AND PROCEDURES

Exchange Place Advisors Trust (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to a Fund’s Adviser and/or Sub-Advisers

The power to vote proxies may be delegated to the Funds’ investment adviser or sub-adviser, and it is the policy of Exchange Place Advisors Trust to so delegate voting authority to North Square Investments, LLC, Reflection Asset Management, LLC, and Lone Peak Global Investors, LLC (the “Adviser”), who may, in turn, delegate voting authority to the applicable Sub-Adviser of a Fund. The applicable Sub-Advisers have each accepted the delegation to vote proxies of securities held by the Funds in which they serve as Sub-Adviser, and shall vote such proxies in accordance with the Sub-Adviser’s own proxy voting policies, practices and procedures; provided that the Sub-Adviser shall vote such proxies in what it deems to be in the best interests of the Funds’ shareholders and in a manner that is consistent with this Proxy Voting Policy, as amended from time to time by the Board.

To ensure that the Sub-Advisers’ voting policies, practices and procedures are in the best interests of the Funds’ shareholders and consistent with this Proxy Voting Policy, Sub-Advisers shall review with the Board any proposed material changes or amendments to the Sub-Adviser’s proxy voting policies, practices and procedures as they are adopted and implemented.

Consistent with its duties under this Policy, each Sub-Adviser shall monitor and review corporate transactions of corporations in which each Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Funds under the Proxy Rule and the 1940 Act. Each Sub-Adviser shall perform these duties in accordance with the Sub-Adviser’s proxy voting policy, a copy of which shall be presented to the Board for its review. Each Sub-Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Annual Filing of Proxy Voting Record

Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator shortly after June 30 of each year. The Trust (through the Trust’s administrator) shall file an annual report of each proxy voted with respect to portfolio securities held by the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, it must make publicly available free of charge the information disclosed in the Fund’s most recently filed report on Form N-PX. The Fund must make available such information on or through its website as soon as reasonably practicable after filing the report with the Commission. The information disclosed in the Fund’s most recently filed report on Form N-PX must remain available on or through the Fund’s website for as long as the Fund remains subject to the requirements of the Proxy Rule and discloses that the Fund’s proxy voting record is available on or through its website.

Each Fund’s proxy voting record shall also be made available, without charge, upon request of any Fund shareholder, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any such Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Because each Fund will post its most current prospectus and statement of additional information on its website, the Fund’s proxy voting policies and procedures will be available on the website.

Other Proxy Voting Disclosures

A.	The Trust shall include in its registration statements:

1. A description of these Policies and Procedures and of each Adviser’s Policies and Procedures. A Fund may satisfy the requirement to provide a description of the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities by including a copy of the policies and procedures themselves; and

2. A statement disclosing that information regarding how the Fund(s) voted proxies relating to portfolio securities held by the Fund(s) during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Fund’s toll-free telephone number or on or through the Fund’s website at a specified Internet address or both, and on the SEC’s website at http://www.sec.gov.

B.	The Trust shall include in its Annual and Semi-Annual Reports to shareholders a brief, plain English statement that certain additional Fund information is available on the Fund’s website, including proxy voting information.

Responsible Party: Adviser, Sub-Advisers, Administrator

See each Adviser’s/Sub-Adviser’s Manual for its Proxy Voting Policy.

LONE PEAK GLOBAL INVESTORS, LLC

PROXY VOTING POLICIES AND PROCEDURES

1.	Introduction

As a registered investment adviser, LPG has a fiduciary duty to act solely in the best interests of its clients. If the client is a registered investment company under the Investment Company Act of 1940 or the client requests LPG to do so in writing, LPG will vote proxy materials for its clients.

In cases where the discretionary client has delegated proxy voting responsibility and authority to the Company, LPG has adopted and implemented the following policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients. In pursuing this policy, proxies should be voted in a manner that is intended to maximize value to the client. In situations where LPG accepts such delegation and agrees to vote proxies, LPG will do so in accordance with these Policies and Procedures. LPG may delegate its responsibilities under these Policies and Procedures to a third party, provided that no such delegation shall relieve LPG of its responsibilities hereunder and LPG shall retain final authority and fiduciary responsibility for such proxy voting.

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (b) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

2.	Voting Guidelines

LPG independently votes proxies on a case-by-case basis in a manner it believes to be in the best economic interest of the Company’s shareholders and maintains supporting documentation for those votes.

LPG may determine not to vote a particular proxy if the costs and burdens exceed the benefits of voting (e.g., when securities are subject to loan or to share blocking restrictions).

3.	Responsibility

LPG utilizes Broadridge Financial Solutions, Inc. (“Broadridge”) an outsourcing provider to the global financial services industry, to coordinate, process, manage and maintain electronic records of LPG proxy votes.

LPG’s Portfolio Manager is responsible for responding to any corporate actions as well as to determine how each issue on proxy ballots is to be voted, unless it is determined that not voting is in the best interest of the client.

LPG has appointed Harvey Olsingch to oversee the proxy-voting program. He is responsible for maintaining this policy, reviewing it at least annually, and updating it as required. He may delegate certain administrative functions of the program to another member of the staff; but retains overall responsibility for its undertaking.

All proxy materials should be directed to Broadridge; however, if LPG receives proxy statements on behalf of clients, the material should be forwarded to Broadridge unless the account is voted manually by LPG. The Company is not responsible for voting proxies it does not receive but will make reasonable efforts to obtain missing proxies.

4.	Registered Investment Companies

In cases in which the client is a registered investment company under the Investment Company Act of 1940, delegates proxy voting, LPG will vote proxies pursuant to this policy.

5.	Conflicts of Interest

LPG shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist only if the Portfolio Manager actually knows or should have known of the conflict. LPG is sensitive to conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:

●	A principal of LPG or any person involved in the proxy decision-making process currently serves on the Board of the portfolio company.

●	An immediate family member of a principal of LPG or any person involved in the proxy decision-making process currently serves as a director or executive officer of the portfolio company.

●	LPG, any fund managed by LPG, or any affiliate holds a significant ownership interest in the portfolio company.

This list is not intended to be exclusive. All employees are obligated to disclose any potential conflict to LPG’s CCO.

Conflict Policy for Sub-Advised Relationships and Direct Clients

In the event an employee determines that LPG has a conflict of interest due to, for example, a relationship with a company or an affiliate of a company, or for any other reason which could influence the advice given, the employee will advise the CCO and the Portfolio Manager will decide whether LPG should either (1) disclose the conflict to the client to enable the client to evaluate LPG’s proxy voting advice in light of the conflict or (2) disclose to the client the conflict, with no voting recommendation, and vote in accordance with the client’s instructions. LPG will resolve identified conflicts of interest in the best interest of the client.

Conflict Policy for Registered Investment Companies

In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board’s decision.

6.	Oversight of Third Parties

The CCO or designee will conduct annual due diligence to evaluate Broadridge continuing ability to adequately provide services to LPG and its clients and protect and preserve its records.

The CCO or designee will also perform periodic review of Broadridge through reports available on the Broadridge Proxy Edge site.

7.	Client Requests for Information

All client requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to LPG compliance. The CCO or designee will prepare a written response to the client with the information requested.

8.	Disclosure

●	LPG will provide required disclosures in response to Item 17 of Form ADV Part 2A summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how LPG voted client’s proxies;

●	LPG will also disclose how clients may obtain a copy of the firm’s proxy voting policies and procedures, however LPG will not disclose how proxies were voted to third-party non-clients, and;

●	LPG shall make known its proxy voting policy in its advisory agreement or along with its advisory agreement.

9.	Recordkeeping

The CCO is responsible for maintaining the following records, however LPG may rely on its third-party service provider to retain certain records:

●	proxy voting policies and procedures;

●	proxy statements (provided, however, that LPG may rely on the Securities and Exchange Commission’s EDGAR system if the issuer filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided LPG with a copy of the proxy statement promptly upon request);

●	records of electronic votes cast and abstentions; and

●	any records prepared by LPG that were material to a proxy voting decision or that memorialized a decision.

The Fund shall maintain a copy of each of the foregoing records that is related to proxy votes on behalf of the Fund by LPG. These records may be kept as part of LPG’s records.

10.	Form N-PX – The Funds

The Funds must file Form N-PX with the Securities and Exchange Commission to report their proxy voting records for each twelve-month period, ending on June 30 of each year. The reports must be submitted not later than August 31 and are made publicly available. The CCO is responsible for ensuring that LPG maintains the information required to complete form N-PX, as listed below:

●	The name of the issuer of the portfolio security;

●	The exchange ticker symbol of the portfolio security;

●	The CUSIP number for the portfolio security;

●	The shareholder meeting date;

●	A brief identification of the matter voted on;

●	Whether the matter was proposed by the issuer or by a security holder;

●	Whether the fund cast its vote on the matter;

●	How the fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

●	Whether the fund cast its vote for or against management.

LPG is responsible for preparing the Form N-PX and will submit the Form to the Trust upon request. The Trust’s administrator will submit the Form N-PX to the SEC on behalf of the Funds.

TIDAL INVESTMENTS LLC

PROXY POLICY

1.	General

As a fiduciary, an investment adviser with proxy voting authority has a duty to monitor corporate events and to vote proxies, as well as a duty to cast votes in the best interest of clients and not subrogate client interests to its own interests. Rule 206(4)-6 under the Advisers Act (the “Proxy Voting Rule”) places specific requirements on registered investment advisers with proxy voting authority. Because the Company has discretionary authority over the securities held by the Exchange Traded Funds that it manages as well as various other advisory Client accounts, the Company is viewed as having proxy voting authority and is subject to the Proxy Voting Rule. To meet the obligations under this rule, the Company has adopted and implemented policies and procedures reasonably designed to ensure the Company votes proxies in the best interest of its Clients and addresses how it will resolve any conflict of interest that may arise when voting proxies. Additionally, the Company will: (i) maintain certain records required to be maintained by the Proxy Voting Rule relating to all voted proxies; (ii) disclose its proxy voting policies and procedures to Clients and upon request providing Clients with a copy of it; and (iii) inform Clients as to how they can obtain information from the Company as to how their securities were voted.

The Company has adopted the following Proxy Voting Guidelines (the “Guidelines”) in an effort to comply with the Proxy Voting Rule. The Guidelines will generally apply to all instances where the Company has been delegated the authority to vote proxies on behalf of a client, regardless of the Company’s role as an investment adviser or sub-adviser. Where the Company serves as an investment sub-adviser to a fund, the Company will vote proxies for such funds pursuant to the Guidelines and pursuant to the applicable adviser’s and Trust’s proxy voting policy.

The Portfolio Managers and the Chief Compliance Officer (or their Designated Persons) will generally adhere to the following procedures (subject to limited exception):

a.	A written record of each proxy received by the Adviser will be maintained in the Adviser’s files;

b.	The Portfolio Management Team (or designee) will determine which of the Advisory Clients hold the security to which the proxy relates;

c.	Confirm that the proxy materials received relate to the correct number of shares, as of the record date;

d.	Confirm if there are any conflicts of interest related to the proxy in question in accordance with the general guidelines below. If a conflict is identified, the Portfolio Managers and the Chief Compliance Officer together will make a determination as to whether the conflict is material.

e.	If the conflict is not material, the Adviser will proceed to vote the proxy. The Adviser also has the flexibility to abstain from a particular proxy vote if doing so would be in the best interests of the Clients, taking into account associated costs, benefits, and interests of the Clients.

The Company may retain a third party to assist it in coordinating and voting proxies with respect to Client securities (which may include the Client’s prime broker(s)). If so, the Chief Compliance Officer shall monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained. The Company bases its voting decisions on its policy guidelines which are driven by considerations of the best interests of its Clients and fund shareholders. The Company will generally vote in favor of management positions however they must coincide with the best interests of its Clients and fund shareholders.

2.	Conflicts of Interest

As stated above, in evaluating how to vote a proxy, the Adviser will first determine whether there is a conflict of interest related to the proxy in question between the Adviser and the Advisory Clients. This examination will include (but will not be limited to) an evaluation of whether the Adviser (or any affiliate of the Adviser) has any relationship with the company (or an affiliate of the company) to which the proxy relates outside an investment in such company by an Advisory Client managed by the Adviser

If a conflict is identified and deemed to be material, the Adviser will generally seek to mitigate the conflict by either appointing an independent third party to vote the proxy or disclosing the conflict to affected Advisory Clients and/or Investors.

3.	Recordkeeping

Pursuant to the Proxy Voting Rule, the Company shall retain the following five (5) types of records relating to proxy voting: (i) proxy voting policy and procedures, including any proxy advisory firm’s proxy voting policy and procedures; (ii) proxy statements received for Client securities; (iii) records of votes cast on behalf of Clients; (iv) written Client requests for proxy voting information and written adviser responses to any Client request (whether oral or written) for proxy voting information; and (v) any documents prepared by the Company that were material to making a proxy voting decision or that memorialized the basis for the decision.

These records shall be maintained and preserved in an easily accessible place for a period of not less than six (6) years from the end of the Company’s fiscal year during which the last entry was made in the records, the first two (2) years in an appropriate office of the Company. The Company may rely on proxy statements filed on the SEC’s EDGAR system or on proxy statements and records of votes cast by the Company maintained by a third party, such as a proxy voting service (provided the Company had obtained an undertaking from the third party to provide a copy of the proxy statement or record promptly on request). The CCO is responsible for ensuring all Clients, who have given the Company proxy voting authority, are voted and for maintaining a record of all proxies voted.

EXCHANGE PLACE ADVISORS TRUST

(the “Trust”)

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	Agreement and Declaration of Trust.
	(i)		Amended and Restated Agreement and Declaration of Trust, dated June 24, 2024, is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 27, 2024.
	(ii)		Certificate of Amendment to Certificate of Trust is incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 27, 2024.
(b)	Amended and Restated By-Laws, dated June 24, 2024, are incorporated herein by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 27, 2024.
(c)	Instruments Defining Rights of Security Holders -Not applicable.
(d)	(i)		Form of Investment Advisory Agreement (North Square Investments, LLC) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
		(A)	Amendment No. 1 to Investment Advisory Agreement (North Square Investments, LLC) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
		(B)	Amended Appendix A to Investment Advisory Agreement (North Square Investments, LLC) reflecting the addition of North Square Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 5, 2025.
	(ii)		Investment Advisory Agreement (North Square Investments, LLC) on behalf of North Square RCIM Tax-Advantaged Preferred and Income Securities ETF is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on December 30, 2024.
	(iii)		Amended Appendix A to Investment Advisory Agreement (North Square Investments, LLC) reflecting the addition of North Square Convertible Bonds ETF, North Square Global Infrastructure ETF, North Square Global Macro Bonds ETF, North Square Disciplined Value ETF and North Square Growth Opportunities ETF, is incorporated herein by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on June 29, 2026.
	(iv)		Form of Investment Sub-Advisory Agreement (Algert Global, LLC) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(v)		Form of Investment Sub-Advisory Agreement (Advisory Research Inc.) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
		(A)	Amendment No. 1 to Investment Sub-Advisory Agreement (Advisory Research, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.
	(v)		Form of Investment Sub-Advisory Agreement (Red Cedar Investment Management, LLC) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.

		(A)	Amendment No. 1 to Investment Sub-Advisory Agreement (Red Cedar Investment Management, LLC) is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.
		(B)	Amended and Restated Appendix B to Sub-Advisory Agreement (Red Cedar Investment Management, LLC) is incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 29, 2022.
		(C)	Second Amended and Restated Appendix B to Sub-Advisory Agreement (Red Cedar Investment Management, LLC) on behalf of North Square Core Plus Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on December 13, 2024.
		(D)	Third Amended and Restated Appendix B to Sub-Advisory Agreement (Red Cedar Investment Management, LLC) on behalf of North Square RCIM Tax-Advantaged Preferred and Income Securities ETF is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on December 30, 2024.
	(vi)		Form of Investment Sub-Advisory Agreement (Altrinsic Global Advisors, LLC) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.
(vii)

Form of Investment Sub-Advisory Agreement (CSM Advisors, LLC) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.

		(A)	Second Amended and Restated Appendix A to Investment Sub-Advisory Agreement (CSM Advisors, LLC) reflecting the addition of North Square Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 5, 2025.
		(B)	Amended Appendix A to Investment Sub-Advisory Agreement (CSM Advisors, LLC) reflecting the addition of North Square Disciplined Value ETF and North Square Growth Opportunities ETF, is incorporated herein by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on June 29, 2026.
	(viii)		Investment Sub-Advisory Agreement (NSI Retail Advisors, LLC) is incorporated herein by reference to Post-Effective Amendment 17 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 30, 2021.
		(A)	Amendment No. 1 to Investment Sub-Advisory Agreement (NSI Retail Advisors, LLC) is incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.
	(ix)		Investment Advisory Agreement (Reflection Asset Management, LLC) is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 15, 2025.
	(x)		Sub-Advisory Agreement (Kennedy Capital Management, LLC), dated June 10, 2024, is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on July 26, 2024.
	(xi)		Novation of Sub-Advisory Agreement (NSI Retail Advisors, LLC and CSM Advisors, LLC), dated December 20, 2024, is incorporated herein by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 28, 2025.
	(xii)		Investment Advisory Agreement (Lone Peak Global Investors, LLC), dated August 14, 2026 is filed herewith.
	(xiii)		Investment Sub-Advisory Agreement (Tidal Investments, LLC), dated July 30, 2026, is filed herewith.
		(A)	First Amendment to the Sub-Advisory Agreement (Tidal Investments), dated September 2, 2026, is filed herewith.
(e)	(i)		Distribution Agreement is incorporated herein by reference to the Initial Registration Statement to the Trust on Form N-14, filed with the SEC on September 13, 2018.
	(ii)		First Amendment to the Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.

	(iii)	Amended Exhibit A to the Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.
	(iv)	Novation Agreement is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2022.
	(v)	Novation Agreement by and between the Trust, Compass Distributors, LLC and Foreside Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.
	(vi)	Second Amendment to Distribution Agreement (Foreside Fund Services, LLC) is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 5, 2025.
	(vii)	ETF Distribution Agreement on behalf of North Square RCIM Tax-Advantaged Preferred and Income Securities ETF is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on December 30, 2024.
	(viii)	Amended Exhibit A to ETF Distribution Agreement reflecting the addition of North Square Convertible Bonds ETF, North Square Global Infrastructure ETF, North Square Global Macro Bonds ETF, North Square Disciplined Value ETF and North Square Growth Opportunities ETF, is incorporated herein by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on June 29, 2026.
	(ix)	Distribution Agreement (Ultimus Fund Distributors, LLC) (Sphere 500 Climate Fund) is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 26, 2025.
	(x)	Distribution Agreement (Northern Lights Distributors, LLC) on behalf of Lone Peak SMID Value ETF and Lone Peak International Value ETF is filed herewith.
(f)	Bonus or Profit Sharing Contracts - Not applicable.
(g)	(i)	Custody Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(ii)	First Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
	(iii)	Second Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 30, 2020.
	(iv)	Third Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 30, 2020.
	(v)	Form of Fourth Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.
	(vi)	Fifth Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on April 26, 2024.
	(vii)	Sixth Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 5, 2025.
	(viii)	Seventh Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 5, 2025.

	(ix)		Eighth Amendment to the Custody Agreement is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 5, 2025.
	(x)		Custodian and Transfer Agent Agreement (Brown Brothers Harriman & Co.) on behalf of North Square RCIM Tax-Advantaged Preferred and Income Securities ETF is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on December 30, 2024.
	(xi)		Amendment to Custodian and Transfer Agent Agreement (Brown Brothers Harriman & Co.) is incorporated herein by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on June 26, 2026.
(g)	(xii)		ETF Custody Agreement (U.S. Bank National Association) on behalf of Lone Peak International Value ETF and Lone Peak SMID Value ETF is filed herewith.
(h)	Other Material Contracts
	(i)		Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.
		(A)	Amendment No. 1 to Master Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on April 26, 2024.
		(B)	Amended Schedule A to Master Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 5, 2025.
	(ii)		ETF Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC on behalf of North Square RCIM Tax-Advantaged Preferred and Income Securities ETF is incorporated herein by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on December 30, 2024.
	(iii)		Amended Schedule A to ETF Master Services Agreement reflecting the addition of North Square Convertible Bonds ETF, North Square Global Infrastructure ETF, North Square Global Macro Bonds ETF, North Square Disciplined Value ETF, North Square Growth Opportunities ETF, Lone Peak International Value ETF, and Lone Peak SMID Value ETF is filed herewith.
	(iv)		Operating Expenses Limitation Agreement between the Trust and North Square Investments, LLC is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
		(A)	First Amendment to the Operating Expenses Limitation Agreement between the Trust and North Square Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
		(B)	Amended Appendix A to the Operating Expenses Limitation Agreement between the Trust and North Square Investments, LLC is incorporated herein by reference to Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on June 26, 2026.
		(C)	Operating Expenses Limitation Agreement between the Trust and Reflection Asset Management, LLC, dated September 16, 2025, is incorporated herein by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 28, 2026.
	(v)		Shareholder Service Plan is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(vi)		Amendment to Shareholder Service Plan is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 1, 2023.

	(vii)	Form of Fund of Funds Investment Agreement (Advisor Shares Trust) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(viii)	Form of Fund of Funds Investment Agreement (BlackRock Funds)is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(ix)	Form of Fund of Funds Investment Agreement (Vanguard Funds) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(x)	Form of Fund of Funds Investment Agreement (Invesco ETFs) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xi)	Form of Fund of Funds Investment Agreement (First Trust ETFs) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xii)	Form of Fund of Funds Investment Agreement (The Select Sector SPDR Trust) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xiii)	Form of Fund of Funds Investment Agreement (SPY DIA ETFs) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xiv)	Form of Fund of Funds Investment Agreement (SPDR Funds) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xv)	Form of Fund of Funds Investment Agreement (Schwab Strategic Trust) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xvi)	Form of Fund of Funds Investment Agreement (ProShares Trust) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xvii)	Form of Fund of Funds Investment Agreement (WisdomTree Trust) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xviii)	Form of Fund of Funds Investment Agreement (VanEck ETF Trust) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xix)	Form of Fund of Funds Investment Agreement (Direxion Shares) is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.
	(xx)	Amended and Restated License Agreement is incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 5, 2024.
	(xxi)	Consulting Agreement with Northern Lights Compliance Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on December 13, 2024.
	(xxii)	Fund Servicing Agreement with U.S. Bancorp Fund Services on behalf of Lone Peak SMID Value ETF and Lone Peak International Value ETF is filed herewith.
(i)	(i)	Legal Opinion and Consent of Blank Rome LLP is incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 27, 2024.

	(ii)	Appendix A to the Legal Opinion and Consent is filed herewith.
(j)		Consent of Independent Registered Public Accounting Firm - Not applicable.
(k)	Omitted Financial Statements - Not applicable.
(l)	(i)	Subscription Agreement is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.
	(ii)	Authorized Participant Agreement is incorporated herein by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on December 13, 2024.
(m)	(i)	Rule 12b-1 Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 1, 2023.
	(ii)	Amended Schedule A to Rule 12b-1 Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 5, 2025.
	(iii)	Amended ETF Rule 12b-1 Plan (North Square Funds) is incorporated herein by reference to Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on June 29, 2026.
	(iv)	ETF Rule 12b-1 Plan (Lone Peak Funds) is filed herewith.
	(v)	Shareholder Servicing Plan (Sphere 500 Climate Fund) is incorporated herein by reference to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 15, 2025.
(n)	(i)	Amended Multiple Class Plan Pursuant to Rule 18f-3 is filed herewith.
(o)	Reserved.
(p)	Codes of Ethics
	(i)	Exchange Place Advisors Trust (formerly North Square Investments Trust) is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on July 26, 2024.
	(ii)	North Square Investments, LLC (Adviser) is incorporated herein by reference to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on July 26, 2024.
	(iii)	Algert Global, LLC (Sub-Advisor) is filed herewith.
	(iv)	Advisory Research, Inc. (Sub-Advisor) is incorporated herein by reference to Post-Effective Amendment No. 50 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 26, 2025.
	(v)	Red Cedar Investment Management, LLC (Sub-Advisor) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.
	(vi)	Altrinsic Global Advisors, LLC (Sub-Advisor) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.
	(vii)	CSM Advisors, LLC (Sub-Advisor) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.

	(viii)	Reflection Asset Management, LLC (Adviser) is incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 14, 2023.
	(ix)	Kennedy Capital Management, LLC (Sub-Adviser) is incorporated herein by reference to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 25, 2024.
	(x)	Lone Peak Global Investors, LLC (Adviser) is filed herewith.
	(xi)	Tidal Investments, LLC (Sub-Advisor) is filed herewith.
(q)	Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 15, 2025.

Item 29. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

Reference is made to Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust (filed with the Registration Statement on Form N-1A (File No. 333-226989) on September 27, 2024), Article VI of Registrant’s Amended and Restated Bylaws (filed with the Registration Statement on Form N-1A (File No. 333-226989) on September 27, 2024), Paragraph 7 of the Distribution Agreement on Form N-14 (File No. 333-227320) on September 13, 2018, Paragraph 6 of the ETF Distribution Agreements (filed with the Registration Statement on Form N-1A (File No. 333-226989) on December 13, 2024 and September 9, 2026, Section 9 of the Consulting Agreement with Northern Lights Compliance Services, LLC (filed with the Registration Statement on Form N-1A (File No. 333-226989) on December 13, 2024), and Section 10.3 of the ETF Master Services Agreement (filed with the Registration Statement on Form N-1A (File No. 333-226989) on December 30, 2024).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Adviser.

(1)                North Square Investments, LLC (“NSI”) serves as the investment adviser for the North Square Spectrum Alpha Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Preferred and Income Securities Fund, North Square Tactical Growth Fund, North Square Tactical Defensive Fund, North Square Core Plus Bond Fund, North Square Select Small Cap Fund, North Square Altrinsic International Equity Fund, North Square McKee Bond Fund, North Square Strategic Income Fund, North Square Kennedy MicroCap Fund, North Square RCIM Tax-Advantaged Preferred and Income Securities ETF, North Square Small Cap Value Fund, North Square Convertible Bonds ETF, North Square Global Infrastructure ETF, North Square Global Macro Bonds ETF, North Square Disciplined Value ETF, and North Square Growth Opportunities ETF. The response to this Item will be incorporated by reference to NSI’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. NSI’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(2)                Reflection Asset Management, LLC (“RAM”) serves as the investment adviser for the Sphere 500 Climate Fund. The response to this Item will be incorporated by reference to RAM’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. RAM’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(3)                Lone Peak Global Investors, LLC (“Lone Peak”) serves as the investment adviser for the Lone Peak SMID Value ETF and the Lone Peak International Value ETF. The response to this Item will be incorporated by reference to Lone Peak’s Uniform

Application for Investment Adviser Registration (Form ADV) on file with the SEC. Lone Peak’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(1)                (a) Foreside Fund Services, LLC (“Foreside”), is the principal underwriter for certain series of the Registrant and acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

AB Active ETFs, Inc.

ABS Long/Short Strategies Fund

ActivePassive Core Bond ETF, Series of Trust for Professional Managers

ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers

ActivePassive International Equity ETF, Series of Trust for Professional Managers

ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers

AdvisorShares Trust

AFA Private Credit Fund

AGF Investments Trust

AIM ETF Products Trust

Alexis Practical Tactical ETF, Series of Listed Funds Trust

AlphaCentric Prime Meridian Income Fund

Alternative Strategies Income Fund

American Century ETF Trust

AMG ETF Trust

Amplify ETF Trust

Applied Finance Dividend Fund, Series of World Funds Trust

Applied Finance Explorer Fund, Series of World Funds Trust

Applied Finance Select Fund, Series of World Funds Trust

Ardian Access LLC

ARK ETF Trust

ARK Venture Fund

Bitwise Funds Trust

BondBloxx ETF Trust

Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

Bridgeway Funds, Inc.

Brinker Capital Destinations Trust

Brookfield Real Assets Income Fund Inc.

Build Funds Trust

Calamos Convertible and High Income Fund

Calamos Convertible Opportunities and Income Fund

Calamos Dynamic Convertible and Income Fund

Calamos Global Dynamic Income Fund

Calamos Global Total Return Fund

Calamos Strategic Total Return Fund

Carlyle Tactical Private Credit Fund

Cascade Private Capital Fund

Catalyst/Perini Strategic Income Fund

CBRE Global Real Estate Income Fund

Cliffwater Corporate Lending Fund

Cliffwater Enhanced Lending Fund

Coatue Innovative Strategies Fund

Cohen & Steers ETF Trust

Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

Curasset Capital Management Core Bond Fund, Series of World Funds Trust

Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

CYBER HORNET S&P 500®, Series of CYBER HORNET Trust

CYBER HORNET S&P 500® and Bitcoin 75/25 Strategy ETF, Series of CYBER HORNET Trust

CYBER HORNET S&P 500® and Ethereum 75/25 Strategy ETF, Series of CYBER HORNET Trust

CYBER HORNET S&P 500® and Solana 75/25 Strategy ETF, Series of CYBER HORNET Trust

CYBER HORNET S&P 500® and XRP 75/25 Strategy ETF, Series of CYBER HORNET Trust

Davis Fundamental ETF Trust

Defiance Autism Impact ETF, Series of ETF Series Solutions

Defiance BMNR Option Income ETF, Series of ETF Series Solutions

Defiance China Robotics ETF, Series of ETF Series Solutions

Defiance Connective Technologies ETF, Series of ETF Series Solutions

Defiance Drone and Modern Warfare ETF, Series of ETF Series Solutions

Defiance Inference AI Chip ETF, Series of ETF Series Solutions

Defiance Quantum ETF, Series of ETF Series Solutions

Defiance Retail Kings ETF, Series of ETF Series Solutions

Defiance US 100 Tech AI Moat ETF, Series of ETF Series Solutions

Defiance US 100 Tech Ex Software ETF, Series of ETF Series Solutions

Denali Structured Return Strategy Fund

Dodge & Cox Funds

DoubleLine ETF Trust

DoubleLine Income Solutions Fund

DoubleLine Opportunistic Credit Fund

DoubleLine Yield Opportunities Fund

DriveWealth ETF Trust

EIP Investment Trust

Ellington Income Opportunities Fund

ETF Opportunities Trust

Exchange Listed Funds Trust

Exchange Place Advisors Trust

FIS Trust

FlexShares Trust

Fortuna Hedged Bitcoin ETF, Series of Listed Funds Trust

Forum Funds

Forum Funds II

Forum Real Estate Income Fund

GMO ETF Trust

GoldenTree Opportunistic Credit Fund

Grayscale Funds Trust

Guinness Atkinson Funds

Harbor ETF Trust

Harris Oakmark ETF Trust

Hawaiian Tax-Free Trust

Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

Horizon Kinetics Japan Owner Operator ETF, Series of Listed Funds Trust

Horizon Kinetics Medical ETF, Series of Listed Funds Trust

Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust

Horizon Kinetics Texas ETF, Series of Listed Funds Trust

Innovator ETFs Trust

Ironwood Institutional Multi-Strategy Fund LLC

Ironwood Multi-Strategy Fund LLC

Jensen Quality Growth ETF, Series of Trust for Professional Managers

John Hancock Exchange-Traded Fund Trust

Kurv ETF Trust

Lazard Active ETF Trust

LDR High Income Realty Fund, Series of World Funds Trust

Lone Peak Value Fund, Series of World Funds Trust

Mairs & Power Balanced Fund, Series of Trust for Professional Managers

Mairs & Power Fund, Series of Trust for Professional Managers

Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

Manor Investment Funds

Milliman Funds Trust

MoA Funds Corporation

Moerus Worldwide Fund, Series of Northern Lights Fund Trust IV

Morgan Stanley ETF Trust

Morgan Stanley Pathway Large Cap Equity ETF, Series of Morgan Stanley Pathway Funds

Morgan Stanley Pathway Small-Mid Cap Equity ETF, Series of Morgan Stanley Pathway Funds

Morningstar Funds Trust

NEOS ETF Trust

Niagara Income Opportunities Fund

NXG Cushing® Midstream Energy Fund

NXG NextGen Infrastructure Income Fund

OTG Latin American Fund, Series of World Funds Trust

Overlay Shares Core Bond ETF, Series of Listed Funds Trust

Overlay Shares Enhanced Equity Fund, Series of Listed Funds Trust

Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

Overlay Shares Hedged Equity Fund, Series of Listed Funds Trust

Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

Palmer Square Funds Trust

Palmer Square Opportunistic Income Fund

Partners Group Private Income Opportunities, LLC

Philotimo Focused Growth and Income Fund, Series of World Funds Trust

Plan Investment Fund, Inc.

Precidian ETFs Trust

Rareview 2x Bull Cryptocurrency & Precious Metals ETF, Series of Collaborative Investment Series Trust

Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

Rareview Total Return Bond ETF, Series of Collaborative Investment Series Trust

Renaissance Capital Greenwich Funds

REX ETF Trust

Reynolds Funds, Inc.

RMB Investors Trust

Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

Roundhill Cannabis ETF, Series of Listed Funds Trust

Roundhill ETF Trust

Roundhill Magnificent Seven ETF, Series of Listed Funds Trust

Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

Roundhill Video Games ETF, Series of Listed Funds Trust

Rule One Fund, Series of World Funds Trust

Russell Investments Exchange Traded Funds

Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

Six Circles Trust

Sound Shore Fund, Inc.

SP Funds Trust

Sparrow Funds

Spear Alpha ETF, Series of Listed Funds Trust

STF Tactical Growth & Income ETF, Series of Listed Funds Trust

STF Tactical Growth ETF, Series of Listed Funds Trust

Strategic Trust

Strategy Shares

Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

Tekla World Healthcare Fund

Tema ETF Trust

The 2023 ETF Series Trust

The Community Development Fund

The Cook & Bynum Fund, Series of World Funds Trust

The Private Shares Fund

The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

Third Avenue Trust

Third Avenue Variable Series Trust

Tidal Trust I

Tidal Trust II

Tidal Trust III

Tidal Trust IV

TIFF Investment Program

Timothy Plan Free Cash Flow ETF, Series of The Timothy Plan

Timothy Plan Free Cash Flow Growth ETF, Series of The Timothy Plan

Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

Timothy Plan Fixed Income ETF, Series of The Timothy Plan

Timothy Plan International ETF, Series of The Timothy Plan

Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

Total Fund Solution

Touchstone ETF Trust

Trailmark Series Trust

T-Rex 2X Inverse Bitcoin Daily Target ETF, Series of World Funds Trust

T-Rex 2X Long Bitcoin Daily Target ETF, Series of World Funds Trust

T-Rex 2x Long Ether Daily Target ETF

U.S. Global Investors Funds

Union Street Partners Value Fund, Series of World Funds Trust

Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

Virtus Stone Harbor Emerging Markets Income Fund

Volatility Shares Trust

WEBs ETF Trust

Wedbush Series Trust

Wellington Global Multi-Strategy Fund

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

WisdomTree Trust

WVB All Markets Fund

WVB Blackstone All Privates Fund

(b)       The following are the Officers and Manager of Foreside. Foreside’s main business address is 190 Middle Street, Suite 301, Portland, ME 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, ME 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, ME 04101	Vice President	None
Alicia Strout	190 Middle Street, Suite 301, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Gabriel E. Edelman	190 Middle Street, Suite 301, Portland, ME 04101	Secretary	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, ME 04101	Treasurer	None
Weston Sommers	190 Middle Street, Suite 301, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)       Not applicable.

(2)                (a) Ultimus Fund Distributors, LLC (“Ultimus”), is the principal underwriter for certain series of the Registrant and acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

83 Investment Group Income Fund

American Pension Investors Trust (d/b/a Yorktown Funds)

Axxes Opportunistic Credit Fund

Axxes Private Markets Fund

Beacon Pointe Multi-Alternative Fund

Booster Income Opportunities Launch

Bruce Fund, Inc.

CM Advisors Family of Funds

CAIS Sports, Media and Entertainment Fund

Caldwell & Orkin Funds, Inc.

Cantor Select Portfolios Trust

Cantor Fitzgerald Commodity Strategy Trust

Cantor Fitzgerald Infrastructure Fund

Cantor Fitzgerald Variable Insurance Trust

Capitol Series Trust

CAZ Strategic Opportunities Fund

Centaur Mutual Funds Trust

Chesapeake Investment Trust

Commonwealth International Series Trust

Conestoga Funds

Connors Funds

Cyber Hornet Trust

Dynamic Alternatives Fund

Eubel Brady & Suttman Mutual Fund Trust

Exchange Place Advisors Trust

Fairway Private Equity & Venture Capital Opportunities Fund

Fairway Private Markets Fund

Flat Rock Core Income Fund

Flat Rock Enhanced Income Fund

Flat Rock Opportunity Fund

HC Capital Trust

Hussman Investment Trust

IDA Private Access Fund

James Advantage Funds

Johnson Mutual Funds

Lind Capital Partners Municipal Credit Income Fund

MSS Series Trust

New Age Alpha Funds Trust

New Age Alpha Variable Funds Trust

Oak Associates Funds

OneAscent Capital Opportunities Fund

Papp Investment Trust

Peachtree Alternative Strategies Fund

PennantPark Enhanced Income Fund

Plumb Funds

Private Debt & Income Fund

Prospect Enhanced Yield Fund

Q India Equity Fund

Sardis Credit Opportunities Fund

Schwartz Investment Trust

Segall Bryant & Hamill Trust

The Cutler Trust

The Investment House Funds

Third Lake Partners Alternative Yield Strategy Fund

Ultimus Managers Trust

Unified Series Trust

Valued Advisers Trust

VELA Funds

Volumetric Fund

Waycross Independent Trust

WesMark Funds

Williamsburg Investment Trust

XD Fund Trust

(b)       The following are the Officers of Ultimus. Ultimus’ main business address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Name	Position with Underwriter	Position with Registrant
Kevin M. Guerrette	President	None
Douglas K. Jones	Vice President	None
Stephen L. Preston	Vice President, Chief Compliance Officer, Financial Operations Principal and Anti-Money Laundering Compliance Officer	None
Greg Evans	Financial Operations Principal	None
Melvin Van Cleave	Chief Information Security Officer	None

(3)	(a) Northern Lights Distributors, LLC (“Northern Lights Distributors”), is the principal underwriter for certain series of the Registrant and acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Atlas U.S. Tactical Income Fund, Inc.

Atlas U.S. Government Money Market Fund, Inc.

Boyar Value Fund, Inc.

Capitol Series Trust

CIM Real Assets & Credit Fund

Copeland Trust

DGI Investment Trust

Exchange Place Advisors Trust

Grandeur Peak Global Trust

Miller Investment Trust

Mutual Fund and Variable Insurance Trust

Mutual Fund Series Trust

Northern Lights Fund Trust

Northern Lights Fund Trust II

Northern Lights Fund Trust III

Northern Lights Fund Trust IV

Northern Lights Variable Trust

OCM Mutual Fund

Princeton Everest Fund

Rayliant Trust

Segall Bryant & Hamill Trust

Texas Capital Funds Trust

The North Country Funds

The Saratoga Advantage Trust

THOR Financial Technologies Trust

Tributary Funds, Inc.

Two Roads Shared Trust

Ultimus Managers Trust

Unified Series Trust

US Treasury Fund

Valued Advisers Trust

Zacks Trust

(b)       The following are the Officers of North Lights Distributors. Northern Lights Distributors’ main business address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Name	Position with Underwriter	Position with Registrant
Kevin M. Guerrette	President	None
Stephen L. Preston	Vice President, Chief Compliance Officer, Financial Operations Principal and Anti-Money Laundering Compliance Officer	None
Greg Evans	Financial Operations Principal	None
Bill Strait	Secretary and General Counsel	None
Melvin Van Cleave	Chief Information Security Officer	None

(c)       Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246
Registrant’s Custodians and Transfer Agents for Exchange-Traded Funds	Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110-1548 U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53210
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Advisers

North Square Investments, LLC

200 West Madison Street, Suite 2610

Chicago, IL 60606

Reflection Asset Management, LLC

1000 Palm Boulevard

Isle of Palms, SC 29541

Lone Peak Global Investors, LLC

363 S. Main Street, Suite 101

Alpine, UT 84004

Registrant’s Distributors

Foreside Fund Services, LLC

190 Middle Street, Suite 301

Portland, ME 04101

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Northern Lights Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 34. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati in the State of Ohio, on September 9, 2026.

Exchange Place Advisors Trust

By: /s/ Ian Martin

Ian Martin, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ian Martin	President, Principal Executive	September 9, 2026
Ian Martin	Officer

David B. Boon*	Trustee	September 9, 2026
David B. Boon

Donald J. Herrema*	Trustee	September 9, 2026
Donald J. Herrema

Catherine A. Zaharis*	Trustee	September 9, 2026
Catherine A. Zaharis

/s/ Zachary Richmond	Treasurer and Principal Financial	September 9, 2026
Zachary Richmond	and Accounting Officer

By: /s/ Ian Martin
Ian Martin Attorney-in-Fact * (Pursuant to Powers of Attorney incorporated by reference)

Exhibit Index

(d)(xii) Investment Advisory Agreement (Lone Peak Global Investors, LLC)

(d)(xiii) Investment Sub-Advisory Agreement (Tidal Investments, LLC)

(d)(xiii)(A) First Amendment to the Sub-Advisory Agreement (Tidal Investments)

(e)(x) Distribution Agreement (Northern Lights Distributors, LLC)

(g)(xii) ETF Custody Agreement (U.S. Bank National Association)

(h)(iii) Amended Schedule A to ETF Master Services Agreement

(h)(xxii) Fund Servicing Agreement with U.S. Bancorp Fund Services, LLC

(i)(ii) Appendix A to the Legal Opinion and Consent

(m)(iv) ETF Rule 12b-1 Plan for Lone Peak Funds

(n)(i) Amended Multiple Class Plan Pursuant to Rule 18f-3

(p)(iii) Algert Global, LLC Code of Ethics

(p)(x) Lone Peak Global Investors, LLC Code of Ethics

(p)(xi) Tidal Investments, LLC Code of Ethics